     As filed with the Securities and Exchange Commission on September 28, 1998
                                                Registration No. 2-75677
--------------------------------------------------------------------------------

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-1A

                      REGISTRATION STATEMENT UNDER THE SECURITIES            /X/
                                     ACT OF 1933

                              PRE-EFFECTIVE AMENDMENT NO. __                 / /

                            POST-EFFECTIVE AMENDMENT NO. 48                  /X/
                                        and/or


                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        /X/
                                     ACT OF 1940


                                   AMENDMENT NO. 49                          /X/



                                   WESTCORE TRUST
                 (Exact Name of Registrant as Specified in Charter)

                               370 Seventeenth Street
                                     Suite 3100
                              Denver, Colorado  80202

                   Registrant's Telephone Number:  (303) 623-2577

                               W. BRUCE McCONNEL, III
                             Drinker Biddle & Reath LLP
                        Philadelphia National Bank Building
                                1345 Chestnut Street
                       Philadelphia, Pennsylvania  19107-3496
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [x] on October 1, 1998 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment. This post-effective amendment designates October 1, 1998 as the effective date for post-effective amendment No. 47 filed on July 16, 1998.

     Title of Securities being registered: Shares of Beneficial Interest.

     The Prospectus and Statement of Additional Information for the Cash Reserve Fund is incorporated by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 14, 1995.

                                    WESTCORE TRUST

MIDCO Growth Fund, Blue Chip Fund, Growth and Income Fund, Small-Cap Opportunity Fund, Long-Term Bond Fund, Intermediate-Term Bond Fund, Colorado Tax-Exempt Fund and Mid-Cap Opportunity Fund

                                Cross Reference Sheet


Form N-1A Item                          Prospectus Caption
--------------                          ------------------

 1.  Cover Page                         Cover Page.

 2.  Synopsis                           Fund Highlights, and Expense
                                        Information.

 3.  Condensed Financial Information    Financial Highlights and Performance
                                        Reporting.

 4.  General Description of Registrant  Cover Page, Fund Highlights, Fund
                                        Specifics, Information on Investment
                                        Policies and Additional Risk Factors,
                                        and Management of the Funds or for the
                                        MIDCO Growth Fund Prospectus: Management of the Fund.

 5.  Management of the Fund             Management of the Funds or for the MIDCO
                                        Growth Fund Prospectus: Management of
                                        the Fund.

 5A. Management's Discussion of Fund    Information is contained in
     Performance                        Registrant's Annual Report.

 6.  Capital Stock and Other            Investment Objectives and Policies,
     Securities                         Distributions and Taxes, How to Invest
                                        and Obtain Information, and Management
                                        of the Funds or for the MIDCO Growth
                                        Fund Prospectus: Management of the Fund.

 7.  Purchase of Securities Being       Purchasing Shares, General Account
     Offered                            Policies.

 8.  Redemption or Repurchase           Exchanging Shares, and Redeeming Shares.

 9.  Pending Legal Proceedings          Inapplicable.

                                CROSS REFERENCE SHEET
                                ---------------------

MIDCO Growth Fund, Blue Chip Fund, Growth and Income Fund, Small-Cap Opportunity Fund, Long-Term Bond Fund, Intermediate-Term Bond Fund, Colorado Tax-Exempt Fund and Mid-Cap Opportunity Fund


                         Statement of Additional Information

Form N-1A Part B Item                   Information Caption
---------------------                   -------------------

10.  Cover Page                         Cover Page.

11.  Table of Contents                  Table of Contents.

12.  General Information and History    Description of Shares.

13.  Investment Objectives and          Investment Objectives and Policies.
     Policies

14.  Management of Registrant           Management of the Funds.

15.  Control Persons and Principal      Description of Shares.
     Holders of Securities

16.  Investment Advisory and Other      Management of the Funds.
     Services

17.  Brokerage Allocation and other     Investment Objectives and Policies.
     Practices

18.  Capital Stock and Other            Net Asset Value; Additional Purchase
     Securities                         and Redemption Information; Description
                                        of Shares.

19.  Purchase, Redemption and Pricing   Net Asset Value; Additional Purchase
     of Securities Being Offered        and Redemption Information.

20.  Tax Status                         Additional Information Concerning Taxes.

21.  Underwriters                       Not Applicable.

22.  Calculation of Performance Data    Additional Information on Performance
                                        Calculations.

23.  Financial Statements               Auditors.

                       [PHOTO OF MOUNTAIN AND VALLEY]

         [WESTCORE FUNDS LOGO]        Equity & Bond Funds Prospectus

              WESTCORE EQUITY FUNDS                        WESTCORE BOND FUNDS

         Westcore MIDCO Growth Fund               Westcore Long-Term Bond Fund
            Westcore Blue Chip Fund       Westcore Intermediate-Term Bond Fund
    Westcore Growth and Income Fund          Westcore Colorado Tax-Exempt Fund
Westcore Small-Cap Opportunity Fund
  Westcore Mid-Cap Opportunity Fund
-------------------------------------------------------------------------------
         Westcore Funds are managed by Denver Investment Advisors LLC.

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

              This Prospectus describes eight mutual funds (the "Funds") offered by Westcore Trust ("Westcore" or the "Trust") including five equity funds, two taxable bond funds and one tax-exempt bond fund, each with a different investment objective. All Westcore Funds are no-load investments. This permits you to purchase and sell shares of a Fund without a sales charge. If you enroll in our Automatic Investment Plan, you can open your account for as little as $50 a month. Otherwise, the minimum initial investment is normally $1,000.

              This Prospectus sets forth information that you should consider before investing. Please read this prospectus and keep it for future reference. It contains important information including how each Fund invests and shareholder services available to you. Additional information is contained in a Statement of Additional Information ("SAI"), dated October 1, 1998, on file with the Securities and Exchange Commission (the "SEC"). You may obtain a free copy of the SAI by writing or calling Westcore at the address or telephone number shown below. The SAI is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds.

              THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
   EQUITY AND
                                                                 OCTOBER 1, 1998

              [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

                                               [WESTCORE FUNDS PHOTO]

--------------------------------------------------------------------------------
East Beckwith Mountain (12,432 feet), West Elk Mountains,
Colorado.                                              Photographer: Eric Wunrow

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

W    e   s   t   c   o   r   e         F   u   n   d   s


Denver Investment Advisors LLC ("Denver Investment
Advisors" or the "Investment Adviser") serves as investment adviser to each Fund. Denver Investment
Advisors and its predecessors have more than 40 years of investment management experience and Denver
Investment Advisors currently manages approximately $11 billion in assets for clients such as corporations, insurance companies and individuals. ALPS Mutual Funds
Services, Inc. ("ALPS") serves as the Westcore Funds' distributor.

BOND FUNDS
PROSPECTUS
  Table Of Contents
  ----------------------------------------------------------------------------
  [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
                                                                        PAGES


Fund Information
Fund Highlights........................................................        2
Expense Information....................................................        3
Financial Highlights...................................................        4
Investment Objectives and Policies.....................................       11
Fund Specifics.........................................................       11
  Westcore Equity Funds................................................       11
  Westcore Bond Funds..................................................       15
  Fundamental Investment Limitations...................................       19
How to Invest and Obtain Information
How to Contact Westcore Funds..........................................       20
Purchasing Shares......................................................       20
Exchanging Shares......................................................       23
Redeeming Shares.......................................................       25
General Account Policies...............................................       26
Additional Information on Telephone and Computer Service...............       27
Other Information
Distributions and Taxes................................................       30
Performance Reporting..................................................       32
Management of the Funds................................................       34
Inquiries..............................................................       37
Supplemental Information
Information on Investment Policies and Additional Risk Factors.........       38
Appendix
Prior Performance of Investment Adviser for Westcore Growth and Income
 Fund..................................................................      A-1
Rating Categories......................................................      A-3


--------------------------------------------------------------------------------
                      370 Seventeenth Street / / Suite 3100 / / Denver, Colorado
80202 / / 1-800-392-CORE (2673)                                                1

[MOUNTAIN LOGO]WESTCORE FUNDS
    Fund Information
--------------------------------------------------------------------------------

  Fund  Highlights [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

------------------
  This section provides you with a brief overview of the Westcore Funds and summarizes each Fund's investment objectives. A detailed discussion of their investment objectives, policies and risks begins on page 11 and complete information on how to purchase, exchange and redeem Fund shares begins on page 20.

Westcore Equity Funds
Westcore MIDCO Growth Fund seeks to maximize long-term capital appreciation by investing primarily in medium-sized growth companies.
Westcore Blue Chip Fund seeks to maximize long-term total return by investing in stocks of large, well-established companies whose stocks appear to be undervalued.
Westcore Growth and Income Fund seeks to maximize long-term total return by investing in equity securities selected for their growth potential and income-producing abilities.
Westcore Small-Cap Opportunity Fund seeks to maximize long-term capital appreciation primarily through investments in companies with relatively small capitalizations whose stocks appear to be undervalued.

Westcore Mid-Cap Opportunity Fund seeks to maximize long-term capital appreciation by investing primarily in medium-sized companies whose stocks appear to be undervalued.

Westcore Bond Funds
Westcore Long-Term Bond Fund seeks to maximize long-term total rate of return by investing primarily in investment-grade bonds. The Fund expects to have an average dollar-weighted maturity of at least 10 years.
Westcore Intermediate-Term Bond Fund seeks current income with less volatility of principal by investing primarily in investment-grade bonds. The Fund expects to have an average dollar-weighted maturity of between 3 and 6 years.
Westcore Colorado Tax-Exempt Fund seeks to provide income exempt from both federal and Colorado state personal income taxes by emphasizing insured Colorado municipal bonds with intermediate maturities.

--------------------------------------------------------------------------------
Westcore Funds Spectrum
The spectrum below shows Denver Investment Advisors' current assessment of the potential risk of the Westcore Funds relative to one another. The spectrum is not indicative of the future volatility or performance of the Funds and should not be used to compare the Funds with other mutual funds or types of investments.


Funds                                         Conservative            Moderate             Aggressive
Westcore MIDCO Growth Fund                                               ---------------
Westcore Blue Chip Fund                                        ---------------
Westcore Growth and Income Fund                                            ---------------
Westcore Small-Cap Opportunity Fund                                            ---------------
Westcore Mid-Cap Opportunity Fund                                    ---------------
Westcore Long-Term Bond Fund                                   ---------------
Westcore Intermediate-Term Bond Fund        ---------------
Westcore Colorado Tax-Exempt Fund                        ---------------


--------------------------------------------------------------------------------
2

Expense Information                               Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

------------------------
This example
illustrates
the effect of
expenses and
should not be
considered a
representation
of past or future
expenses or
performance.
Actual expenses
may be greater
or less than
those shown.

  The tables and example below show you the various costs and expenses you will bear directly or indirectly as an investor in the Westcore Funds. SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying, exchanging or selling shares of a Westcore Fund. The no-load Westcore Funds do not charge any Shareholder Transaction Expenses. ANNUAL FUND OPERATING EXPENSES, which are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, accounting and other services. Annual fund operating expenses are based on amounts incurred during the most recent fiscal year, restated to reflect current expenses, except that for the Mid-Cap Opportunity Fund, which is a new fund, expenses are set forth as expected for that Fund's initial fiscal period.


  The fee waivers and expense reimbursements reflected in the table are voluntary and expected to be in effect for the current fiscal year and may be modified or terminated at any time without the Funds' consent.

  If you own shares through certain Service Organizations (as described in the section entitled "General Account Policies") you may pay account charges in connection with the maintenance of your account at the Service Organization. These account charges are in addition to the expenses shown below.
  For more complete descriptions of shareholder transaction expenses and the Funds' operating expenses, see "General Account Policies" and "Management of the Funds" in this Prospectus and the financial statements and related notes included in the SAI.
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]


-----------------------------------------------------------------------------------------------------------------------------------
                      Westcore     Westcore      Westcore       Westcore     Westcore(4)   Westcore        Westcore       Westcore
                       MIDCO         Blue       Growth and      Small-Cap      Mid-Cap     Long-Term     Intermediate-    Colorado
                       Growth        Chip         Income       Opportunity   Opportunity     Bond          Term Bond     Tax-Exempt
                        Fund         Fund          Fund           Fund          Fund         Fund            Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder
Transaction Expenses    None         None          None           None          None         None            None           None
-----------------------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees
(after fee waivers)     0.65%        0.57%(1)      0.13%(1)       0.65%(1)      0.00%(1)     0.19%(1)        0.34%(1)       0.00%(1)
-----------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees              None         None          None           None          None         None            None           None
-----------------------------------------------------------------------------------------------------------------------------------
All Other Expenses
(after fee waivers
and expense
reimbursements)         0.48%        0.58%(2)      1.02%(2)       0.65%(2)      1.25%(2)     0.76%(2)        0.51%(2)       0.65%(2)
-----------------------------------------------------------------------------------------------------------------------------------
Total Operating
Expenses(3)
(after fee waivers
and expense
reimbursements)         1.13%        1.15%         1.15%          1.30%         1.25%        0.95%           0.85%          0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Example: Assume you invest $1,000, the annual return on each Fund is 5%, and each Fund's annual operating expenses remain as listed above.
The example below shows the operating expenses that you would indirectly bear as an investor in the Funds:
-----------------------------------------------------------------------------------------------------------------------------------
One Year                 $12          $12           $12            $13           $13          $10              $9             $7
-----------------------------------------------------------------------------------------------------------------------------------
Three Years               36           37            37             41            39           30              27             21
-----------------------------------------------------------------------------------------------------------------------------------
Five Years                63           64            64             72           N/A           53              47             36
-----------------------------------------------------------------------------------------------------------------------------------
Ten Years                138          140           140            158           N/A          117             105             81
-----------------------------------------------------------------------------------------------------------------------------------



(1) WITHOUT ADVISORY FEE WAIVERS, THE ADVISORY FEE FOR THE BLUE CHIP, GROWTH AND INCOME, SMALL-CAP OPPORTUNITY, MID-CAP OPPORTUNITY, LONG-TERM BOND, INTERMEDIATE-TERM BOND AND COLORADO TAX-EXEMPT FUNDS WOULD BE 0.65%, 0.65%, 1.00%, 0.75%, 0.45%, 0.45%, AND 0.50%, RESPECTIVELY.


(2) WITHOUT FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE "ALL OTHER EXPENSES" FOR THE BLUE CHIP, GROWTH AND INCOME, SMALL-CAP OPPORTUNITY, MID-CAP OPPORTUNITY, LONG-TERM BOND, INTERMEDIATE-TERM BOND AND COLORADO TAX-EXEMPT FUNDS WOULD BE 0.58%, 1.06%, 0.66%, 1.25%, 0.78%, 0.53%, AND 0.67%,
    RESPECTIVELY.


(3) THE ADMINISTRATORS AND THE INVESTMENT ADVISER HAVE ADVISED THE TRUST THAT THEY CURRENTLY INTEND TO WAIVE FEES OR REIMBURSE EXPENSES FOR THE CURRENT FISCAL YEAR WITH RESPECT TO EACH OF THE FUNDS SO THAT THE TOTAL OPERATING EXPENSES OF THE MIDCO GROWTH, BLUE CHIP, GROWTH AND INCOME, SMALL-CAP OPPORTUNITY, MID-CAP OPPORTUNITY, LONG-TERM BOND, INTERMEDIATE-TERM BOND AND COLORADO TAX-EXEMPT FUNDS WILL NOT EXCEED 1.15%, 1.15%, 1.15%, 1.30%, 1.25%, 0.95%, 0.85% AND 0.65%, RESPECTIVELY. WITHOUT SUCH FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL OPERATING EXPENSES OF THE BLUE CHIP, GROWTH AND INCOME, SMALL-CAP OPPORTUNITY, MID-CAP OPPORTUNITY, LONG-TERM BOND, INTERMEDIATE-TERM BOND AND COLORADO TAX-EXEMPT FUNDS WOULD BE 1.23%, 1.71%, 1.66%, 2.00%, 1.23%, 0.98% AND 1.17%, RESPECTIVELY.


(4) THE WESTCORE MID-CAP OPPORTUNITY FUND IS NEW, AND THE "ALL OTHER EXPENSES" IN THE EXPENSE SUMMARY FOR THAT FUND IS AN ESTIMATE OF EXPENSES EXPECTED DURING THAT FUND'S FIRST FISCAL PERIOD.


--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                          3

[MOUNTAIN LOGO]WESTCORE FUNDS
    Financial Highlights
--------------------------------------------------------------------------------


  The tables below provide supplementary information to each Fund's financial statements contained in the SAI and set forth certain information concerning the historic investment results of Fund shares. The financial highlights are based on the financial statements of each Fund, which have been audited by Deloitte & Touche LLP, the Trust's independent auditors. You should read the tables together with the financial statements and related notes included in the SAI. Further information about the performance of the Funds is available in the Annual Report to Shareholders. You may obtain both the SAI and the Annual Report to Shareholders free of charge by contacting Westcore at 1-800-392-CORE (2673).



Westcore MIDCO Growth Fund                       (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
                                                                   For the Year Ended May 31,*
                                --------------------------------------------------------------------------------------------------
                                  1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of
 period                           $20.92    $22.90    $17.12    $16.09    $15.79    $14.38    $14.00    $11.57    $12.18     $9.82
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)     (0.17)    (0.15)    (0.08)      0.00      0.00      0.04      0.06      0.07      0.24      0.19
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments         3.03      1.19      6.58      1.56      1.34      2.48      1.84      3.16      1.32      2.52
----------------------------------------------------------------------------------------------------------------------------------
 Total income (loss) from
 investment operations              2.86      1.04      6.50      1.56      1.34      2.52      1.90      3.23      1.56      2.71
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment
 income                             0.00      0.00      0.00      0.00      0.00      0.00    (0.32)    (0.08)    (0.24)    (0.10)
----------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
 realized gain on investments     (3.24)    (3.02)    (0.72)    (0.53)    (1.03)    (1.11)    (1.20)    (0.72)    (1.93)    (0.25)
----------------------------------------------------------------------------------------------------------------------------------
 Return of Capital                  0.00      0.00      0.00      0.00    (0.01)      0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------------------------------------------------------------
 Total dividends,
 distributions and return of
 capital to shareholders          (3.24)    (3.02)    (0.72)    (0.53)    (1.04)    (1.11)    (1.52)    (0.80)    (2.17)    (0.35)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-end of period    $20.54    $20.92    $22.90    $17.12    $16.09    $15.79    $14.38    $14.00    $11.57    $12.18
----------------------------------------------------------------------------------------------------------------------------------
 Total return                     15.10%     5.27%    38.62%    10.05%     8.37%    18.04%    14.09%    30.44%    15.33%    28.46%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (000 omitted)                  $565,293  $590,008  $656,490  $401,760  $335,453  $231,595  $180,681  $131,420   $85,209   $81,948
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
 net assets                        1.13%     1.14%     1.08%     0.94%     0.84%     0.83%     0.80%     0.78%     0.83%     0.80%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to average net
 assets                          (0.71)%   (0.70)%   (0.42)%   (0.03)%   (0.09)%     0.04%     0.12%     0.58%     2.05%     1.21%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
 net assets without fee
 waivers                           1.13%     1.14%     1.10%     0.96%     0.87%     0.85%     0.85%     0.88%     0.88%     0.85%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to average net
 assets without fee waivers      (0.71)%   (0.71)%   (0.44)%   (0.05)%   (0.12)%     0.02%     0.07%     0.48%     2.00%     1.16%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(1)       75.79%    60.78%    62.83%    50.19%    52.05%    56.23%    48.17%    75.43%    86.62%    74.03%
----------------------------------------------------------------------------------------------------------------------------------
 Average commission rate(2)       $.0479    $.0466     --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------



(1)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998 WERE $458,588,628 AND
           $540,509,501, RESPECTIVELY.
(2)        FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
           SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
 *         YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.


--------------------------------------------------------------------------------
4

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


Westcore Blue Chip Fund                               (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
(Formerly the Westcore Modern Value
 Equity Fund)                                                           For the Year Ended May 31,*
                                          ----------------------------------------------------------------------------------------
                                           1998     1997     1996     1995     1994     1993     1992     1991     1990    1989(1)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period       $18.15   $17.41   $14.70   $12.70   $13.87   $13.35   $12.68   $11.74   $11.10   $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                       0.13     0.19     0.25     0.23     0.40     0.34     0.28     0.29     0.44     0.39
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
 investments                                 4.66     3.65     4.03     2.12     0.04     1.13     0.95     1.15     0.82     1.02
----------------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations     4.79     3.84     4.28     2.35     0.44     1.47     1.23     1.44     1.26     1.41
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to
Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income      (0.14)   (0.22)   (0.27)   (0.16)   (0.43)   (0.21)   (0.35)   (0.30)   (0.46)   (0.31)
----------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain on
 investments                               (3.99)   (2.88)   (1.30)   (0.19)   (1.18)   (0.74)   (0.21)   (0.20)   (0.16)     0.00
----------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions to
 shareholders                              (4.13)   (3.10)   (1.57)   (0.35)   (1.61)   (0.95)   (0.56)   (0.50)   (0.62)   (0.31)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-end of period             $18.81   $18.15   $17.41   $14.70   $12.70   $13.87   $13.35   $12.68   $11.74   $11.10
----------------------------------------------------------------------------------------------------------------------------------
 Total return                              29.53%   24.28%   30.48%   19.03%    3.12%   11.62%   10.02%   13.08%   11.74%   14.42%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)  $72,477  $66,450  $68,286  $52,545  $36,674  $28,176  $30,572  $27,208  $25,857  $28,088
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets    1.15%    1.15%    1.10%    1.01%    1.06%    0.99%    0.91%    0.84%    0.85%    0.88%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets                         0.60%    1.02%    1.52%    1.78%    2.30%    2.37%    2.17%    2.65%    3.81%    3.54%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
 without fee waivers                        1.23%    1.21%    1.25%    1.06%    1.09%    1.02%    0.97%    0.94%    0.90%    0.93%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets without fee waivers     0.52%    0.97%    1.38%    1.73%    2.27%    2.34%    2.11%    2.55%    3.76%    3.49%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(2)                48.50%   43.47%   65.11%   61.72%   41.32%   85.53%  123.91%  142.01%  158.54%  175.23%
----------------------------------------------------------------------------------------------------------------------------------
 Average commission rate(3)                $.0494   $.0498    --       --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------



(1)        COMMENCEMENT OF OPERATIONS OCCURRED ON THE FIRST DAY OF THIS PERIOD.
(2)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998 WERE $30,936,790 AND $40,782,905,
           RESPECTIVELY.
(3)        FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
           SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
 *         YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.


--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                          5

[MOUNTAIN LOGO]WESTCORE FUNDS
    Financial Highlights (continued)
--------------------------------------------------------------------------------


Westcore Growth and Income Fund                  (For a Fund Share Outstanding Throughout the Periods Indicated.)
------------------------------------------------------------------------------------------------------------------------------
(Formerly the Westcore Equity
 Income Fund)                                        Westcore Equity Income Fund(1) For the Year Ended May 31*
                                     -----------------------------------------------------------------------------------------
                                      1998     1997     1996     1995     1994     1993     1992     1991     1990    1989(2)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of
 period                               $13.03   $12.32   $10.50   $10.62   $11.51   $10.99   $10.10    $9.94   $10.43    $10.00
------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------------------------------------------------------------------
 Net investment income                  0.01     0.07     0.15     0.20     0.51     0.32     0.32     0.32     0.36      0.40
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                  2.54     2.19     2.57     0.15   (0.30)     0.68     1.05     0.48     1.02      1.05
------------------------------------------------------------------------------------------------------------------------------
 Total income from investment
 operations                             2.55     2.26     2.72     0.35     0.21     1.00     1.37     0.80     1.38      1.45
------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to
Shareholders
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment
 income                               (0.07)   (0.11)   (0.24)   (0.21)   (0.54)   (0.20)   (0.43)   (0.33)   (0.37)    (0.33)
------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized
 gain on investments                  (1.77)   (1.44)   (0.66)   (0.26)   (0.56)   (0.28)   (0.05)   (0.31)   (1.50)    (0.69)
------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                      (1.84)   (1.55)   (0.90)   (0.47)   (1.10)   (0.48)   (0.48)   (0.64)   (1.87)    (1.02)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value-end of period        $13.74   $13.03   $12.32   $10.50   $10.62   $11.51   $10.99   $10.10    $9.94    $10.43
------------------------------------------------------------------------------------------------------------------------------
 Total return                         20.74%   19.71%   27.25%    3.73%    1.71%    9.41%   14.12%    9.07%   14.58%    15.98%
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000
 omitted)                            $15,160  $20,725  $25,387  $27,029  $42,644  $35,791  $25,128  $19,932  $16,583   $12,594
------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net
 assets                                1.15%    1.15%    1.22%    1.17%    1.03%    0.99%    0.95%    0.90%    0.93%     0.97%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets                    0.40%    0.75%    1.34%    2.09%    4.45%    2.75%    3.03%    3.51%    3.45%     3.75%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net
 assets without fee
 waivers                               1.71%    1.56%    1.51%    1.22%    1.06%    1.03%    1.02%    1.00%    0.98%     1.02%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets
 without fee waivers                 (0.16)%    0.33%    1.05%    2.04%    4.42%    2.71%    2.96%    3.41%    3.40%     3.70%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(3)           41.40%   39.80%   88.31%   81.14%   53.86%   61.24%   68.56%   64.94%   59.36%   100.22%
------------------------------------------------------------------------------------------------------------------------------
 Average commission rate(4)           $.0496   $.0491    --       --       --       --       --       --       --        --
------------------------------------------------------------------------------------------------------------------------------



(1)        THE WESTCORE EQUITY INCOME FUND IS THE FORMER NAME OF THE WESTCORE GROWTH AND INCOME FUND. THE FUND'S NAME WAS CHANGED AS
           OF JANUARY 1, 1996, TO REFLECT A DIFFERENT INVESTMENT OBJECTIVE AND DIFFERENT INVESTMENT POLICIES. PRIOR TO JANUARY 1,
           1996, THE FUND'S INVESTMENT OBJECTIVE WAS TO SEEK REASONABLE INCOME THROUGH INVESTMENTS IN INCOME-PRODUCING SECURITIES.
           AS OF JANUARY 1, 1996, THE FUND'S INVESTMENT OBJECTIVE WAS REVISED TO SEEK LONG-TERM TOTAL RETURN THROUGH CAPITAL
           APPRECIATION AND CURRENT INCOME. A NEW PORTFOLIO MANAGER HAS MANAGED THE FUND SINCE OCTOBER 1995. PAST PERFORMANCE IS NOT
           INTENDED TO BE INDICATIVE OR REPRESENTATIVE OF FUTURE PERFORMANCE.
(2)        COMMENCEMENT OF OPERATIONS WAS ON THE FIRST DAY OF THIS PERIOD.
(3)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998 WERE $6,769,573 AND $11,524,952,
           RESPECTIVELY.
(4)        FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
           SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
 *         YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.


--------------------------------------------------------------------------------
6

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


Westcore Small-Cap Opportunity Fund                    (For a Fund Share Outstanding Throughout the Periods Indicated.)
------------------------------------------------------------------------------------------------------------------------
                                                                         For the Year Ended May 31,*
                                                      ------------------------------------------------------------------
                                                        1998          1997          1996          1995         1994(1)
------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                    $23.87        $21.35        $15.95        $14.97          $15.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------------------------------------------------------------
 Net investment income                                    0.01          0.03          0.04          0.09            0.05
------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments                                              6.83          3.37          5.86          1.11          (0.05)
------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations                  6.84          3.40          5.90          1.20            0.00
------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   (0.03)        (0.02)        (0.06)        (0.10)          (0.03)
------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain on
 investments                                            (3.97)        (0.86)        (0.44)        (0.12)            0.00
------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions to shareholders      (4.00)        (0.88)        (0.50)        (0.22)          (0.03)
------------------------------------------------------------------------------------------------------------------------
 Net asset value-end of period                          $26.71        $23.87        $21.35        $15.95          $14.97
------------------------------------------------------------------------------------------------------------------------
 Total return                                           30.40%        16.28%        37.49%         8.15%      (0.07)%(3)
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)               $61,069       $35,962       $23,951        $9,703          $2,159
------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets                 1.30%         1.30%         1.30%         1.27%        1.38%(3)
------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net
 assets                                                  0.03%         0.11%         0.24%         0.61%        1.00%(3)
------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets without
 fee waivers                                             1.66%         1.69%         2.20%         2.77%        6.56%(3)
------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average
 net assets without fee waivers                        (0.33)%       (0.28)%       (0.67)%       (0.89)%      (4.18)%(3)
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(2)                             78.48%        77.73%        47.83%        59.17%       64.31%(3)
------------------------------------------------------------------------------------------------------------------------
 Average commission rate(4)                             $.0476        $.0480         --            --             --
------------------------------------------------------------------------------------------------------------------------



(1)        THE FUND COMMENCED OPERATIONS ON DECEMBER 28, 1993.
(2)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998 WERE $50,807,020 AND $35,455,805,
           RESPECTIVELY.
(3)        ANNUALIZED.
(4)        FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
           SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
 *         YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.


--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                          7

[MOUNTAIN LOGO]WESTCORE FUNDS
    Financial Highlights (continued)
--------------------------------------------------------------------------------


Westcore Long-Term Bond Fund                          (For a Fund Share Outstanding Throughout the Periods Indicated.)
----------------------------------------------------------------------------------------------------------------------------------
                                                                        For the Year Ended May 31,*
                                          ----------------------------------------------------------------------------------------
                                           1998     1997     1996     1995     1994     1993     1992     1991     1990    1989(1)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period        $9.67    $9.59    $9.87    $9.22   $11.25   $10.60   $10.01   $10.11   $10.36   $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                       0.60     0.62     0.61     0.59     0.62     0.77     0.80     1.08     0.93     0.91
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments                              0.96     0.26   (0.27)     0.66   (0.51)     0.99     0.56     0.04   (0.21)     0.33
----------------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations     1.56     0.88     0.34     1.25     0.11     1.76     1.36     1.12     0.72     1.24
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to
Shareholders
----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income      (0.60)   (0.63)   (0.62)   (0.60)   (0.62)   (0.78)   (0.77)   (1.11)   (0.93)   (0.88)
----------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain on
 investments                               (0.27)   (0.17)     0.00     0.00   (1.52)   (0.33)     0.00   (0.11)   (0.04)     0.00
----------------------------------------------------------------------------------------------------------------------------------
 Total dividends, distributions to
 shareholders                              (0.87)   (0.80)   (0.62)   (0.60)   (2.14)   (1.11)   (0.77)   (1.22)   (0.97)   (0.88)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-end of period             $10.36    $9.67    $9.59    $9.87    $9.22   $11.25   $10.60   $10.01   $10.11   $10.36
----------------------------------------------------------------------------------------------------------------------------------
 Total return                              16.63%    9.40%    3.41%   14.37%  (0.25)%   17.40%   14.04%   11.87%    7.06%   13.03%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)  $18,466  $20,160  $25,070  $33,440  $26,962  $26,281  $30,800  $27,448  $18,113  $15,403
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets    0.95%    0.95%    0.90%    0.94%    0.89%    0.77%    0.70%    0.65%    0.73%    0.73%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net
 assets                                     5.87%    6.37%    6.07%    6.54%    5.74%    6.63%    7.59%    8.29%    8.99%    8.93%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
 without
 fee waivers                                1.23%    1.15%    1.07%    0.99%    0.92%    0.80%    0.74%    0.73%    0.78%    0.78%
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net
 assets without fee waivers                 5.58%    6.18%    5.90%    6.49%    5.71%    6.60%    7.55%    8.21%    8.94%    8.88%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(2)                11.05%   27.76%   33.10%   25.09%   52.82%   79.16%   51.79%   81.13%   40.21%   68.94%
----------------------------------------------------------------------------------------------------------------------------------



(1)        COMMENCEMENT OF OPERATIONS OCCURRED ON THE FIRST DAY OF THIS PERIOD.
(2)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998 WERE $1,895,172 AND $5,660,885,
           RESPECTIVELY.
 *         YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.


--------------------------------------------------------------------------------
8

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


Westcore Intermediate-Term Bond Fund                  (For a Fund Share Outstanding Throughout the Periods Indicated.)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the Year Ended May 31,*
                                          -----------------------------------------------------------------------------------------
                                           1998     1997     1996     1995     1994     1993     1992     1991     1990    1989(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period       $10.23   $10.10   $10.27   $10.02   $10.70   $10.14    $9.80    $9.91    $9.99    $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                       0.61     0.60     0.60     0.58     0.55     0.67     0.78     0.87     0.84      0.85
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments                              0.28     0.13   (0.17)     0.27   (0.52)     0.53     0.39   (0.10)   (0.08)    (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations     0.89     0.73     0.43     0.85     0.03     1.20     1.17     0.77     0.76      0.81
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to
Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income      (0.61)   (0.60)   (0.60)   (0.60)   (0.53)   (0.64)   (0.83)   (0.88)   (0.84)    (0.82)
-----------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain on
 investments                                 0.00     0.00     0.00     0.00   (0.18)     0.00     0.00     0.00     0.00      0.00
-----------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions to
 shareholders                              (0.61)   (0.60)   (0.60)   (0.60)   (0.71)   (0.64)   (0.83)   (0.88)   (0.84)    (0.82)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value-end of period             $10.51   $10.23   $10.10   $10.27   $10.02   $10.70   $10.14    $9.80    $9.91     $9.99
-----------------------------------------------------------------------------------------------------------------------------------
 Total return                               8.88%    7.43%    4.26%    8.93%    0.10%   12.16%   12.42%    8.30%    7.82%     8.53%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)  $50,159  $63,169  $83,039  $97,619  $88,965  $99,469  $87,712  $68,958  $107,288 $110,962
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets    0.85%    0.85%    0.81%    0.77%    0.68%    0.65%    0.61%    0.59%    0.59%     0.60%
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets                         5.77%    5.81%    5.78%    5.86%    5.03%    6.37%    7.73%    9.01%    8.32%     8.59%
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
 without fee waivers                        0.98%    0.97%    0.92%    0.80%    0.70%    0.67%    0.65%    0.65%    0.64%     0.65%
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets without fee waivers     5.65%    5.68%    5.67%    5.83%    5.00%    6.35%    7.69%    8.95%    8.27%     8.54%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(2)                23.45%   27.47%   71.97%   60.86%   65.04%   87.17%   53.92%   80.20%   71.42%    63.30%
-----------------------------------------------------------------------------------------------------------------------------------



(1)        COMMENCEMENT OF OPERATIONS WAS ON THE FIRST DAY OF THIS PERIOD.
(2)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998 WERE $12,052,794 AND $25,330,939,
           RESPECTIVELY.
 *         YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.


--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                          9

[MOUNTAIN LOGO]WESTCORE FUNDS
    Financial Highlights (continued)
--------------------------------------------------------------------------------


Westcore Colorado Tax-Exempt Fund                       (For a Fund Share Outstanding Throughout the Periods Indicated.)
-----------------------------------------------------------------------------------------------------------------------------
                                                                           For the Year Ended May 31,*
                                                    -------------------------------------------------------------------------
                                                     1998       1997       1996       1995       1994       1993      1992(1)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value-beginning of period                 $10.78     $10.61     $10.70     $10.52     $10.71     $10.25     $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                 0.50       0.50       0.52       0.52       0.53       0.57       0.58
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments                                           0.28       0.17     (0.10)       0.20     (0.19)       0.46       0.23
-----------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations               0.78       0.67       0.42       0.72       0.34       1.03       0.81
-----------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                (0.50)     (0.50)     (0.51)     (0.54)     (0.53)     (0.57)     (0.56)
-----------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain on
 investments                                           0.00       0.00       0.00       0.00       0.00       0.00       0.00
-----------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions to shareholders   (0.50)     (0.50)     (0.51)     (0.54)     (0.53)     (0.57)     (0.56)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value-end of period                       $11.06     $10.78     $10.61     $10.70     $10.52     $10.71     $10.25
-----------------------------------------------------------------------------------------------------------------------------
 Total return                                         7.32%      6.46%      3.97%      7.16%      3.22%     10.27%      8.36%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000 omitted)            $31,501    $21,348    $13,992    $10,792    $10,553     $7,326     $4,511
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets              0.50%      0.50%      0.44%      0.42%      0.27%      0.22%      0.11%
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net
 assets                                               4.54%      4.73%      4.87%      5.03%      4.98%      5.45%      5.84%
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets without
 fee waivers                                          1.17%      1.21%      1.43%      1.62%      1.59%      1.88%      1.65%
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net
 assets without fee waivers                           3.87%      4.02%      3.88%      3.83%      3.65%      3.79%      4.30%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(2)                          24.94%     30.78%     10.23%      3.15%      9.76%      1.82%     12.95%
-----------------------------------------------------------------------------------------------------------------------------



(1)        COMMENCEMENT OF OPERATIONS WAS THE FIRST DAY OF THIS PERIOD.
(2)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998 WERE $14,374,828 AND $6,327,967,
           RESPECTIVELY.
 *         YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.


--------------------------------------------------------------------------------
10

Fund Specifics:
------------------------------
Equity Funds [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
To help you decide which Westcore Fund is appropriate for you, this section looks more closely at the Funds' investment objectives, policies and securities in which they invest. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Fund. You should also carefully review the section entitled "Supplemental Information - Information on Investment Policies and Additional Risk Factors" for a more detailed discussion of the instruments in which the Funds may invest and their associated risks. There can be no assurance that a Fund will achieve its investment objective.

 Investment Objectives & Policies
---------------------------------------------------
--------------------------------------------------------------------------------
Upon notice to shareholders, each Fund's investment objective and policies may be changed by the Trust's Board of Trustees without the approval of shareholders. In the event of a change, you may want to consider whether that Fund remains a suitable investment for you.
 Westcore Equity Funds
---------------------------------------------------
The Westcore Equity Funds are designed for long-term investors who can tolerate the risks associated with investments in common stocks. They are most suitable for investors with a long-term investment horizon. The following questions are designed to help you better understand an investment in the Westcore Equity Funds.
What is each Westcore Equity Fund's investment objective, and what are its primary investments?
---------------------------------------------------
Westcore MIDCO Growth Fund seeks to maximize long-term capital appreciation (rather than current income) by investing primarily in common stocks. The Investment Adviser uses fundamental research techniques to identify medium-sized growth companies it believes to be attractive. The Investment Adviser believes medium-sized companies' earnings may be greatly impacted by factors such as new products and services, and more entrepreneurial management. Medium-sized companies may also have better opportunities for growth by gaining market share. In the Investment Adviser's view, medium-sized company securities may tend to be less volatile than the securities of smaller companies, while providing higher returns than larger company stocks.

Westcore Blue Chip Fund seeks a high level of long-term total return through capital appreciation and current income consistent with investment primarily in a diversified portfolio of large company common stocks. The Investment Adviser uses a value-oriented approach to identify large, established companies that may be underpriced. The Investment Adviser believes that, because of their size, large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics, in the Investment Adviser's view, may result in increased stability for the company and a lower-risk investment. The Investment Adviser combines a quantitative approach with a qualitative research discipline to individually select and invest in stocks of larger companies that it believes to be undervalued and to have improving growth prospects, and to seek to avoid investing in companies it believes are mature and lack meaningful opportunities.

Westcore Growth and Income Fund seeks long-term total return through capital appreciation and current income. The stocks purchased by this Fund are generally large to medium in terms of market capitalization, and, in the Investment Adviser's judgment, are high-quality, based on financial characteristics and management capability. The Investment Adviser uses fundamental research techniques

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         11

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

Fund Specifics:
------------------------
Equity Funds (Continued) [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES] in an effort to structure the portfolio to generally have a dividend yield close to the yield on the S&P 500 stock index, to have potential earnings growth higher than the S&P 500, and to have a market risk level approximately equal to the S&P 500.
Westcore Small-Cap Opportunity Fund seeks to maximize long-term capital appreciation primarily through diversified investments in equity securities of small-capitalization companies. The Investment Adviser uses a value-oriented style to identify small companies in which the stocks are believed to be attractively priced based on valuation measures including lower price-to-earnings ratios and lower price-to-book value ratios. The Investment Adviser believes that this emphasis on valuation produces a portfolio of stocks with strong potential for price appreciation--and lower volatility than is commonly associated with small-company stocks. The investment approach focuses on stock selection and uses quantitative and qualitative research to identify small-company stocks that are undervalued and where, in the Investment Adviser's view, the fundamental business outlook and earnings potential are becoming more attractive.

Westcore Mid-Cap Opportunity Fund seeks to maximize long-term capital appreciation by investing primarily in medium-sized companies whose stocks appear to be undervalued. The Investment Adviser uses a value-oriented approach to identify these companies based on valuation measures including lower price-to-earnings ratios and lower price-to-book value ratios. The Investment Adviser believes that this emphasis on valuation produces a portfolio of stocks with strong potential for price appreciation. The investment approach focuses on stock selection and uses quantitative and qualitative research to identify appropriate companies that, in the Investment Adviser's view, have improving growth prospects due to increasingly attractive fundamental business outlook and earnings potential.

In what types of securities do the Westcore Equity Funds invest?
---------------------------------------------------

  The Investment Adviser selects securities for each of the Equity Funds from internally defined universes of large, medium and small companies. These universes are not mutually exclusive, and a given security may be owned by more than one of the Equity Funds. Under normal circumstances, at least 65% of the value of each Equity Fund's total assets will be invested as described. Companies selected meet the Investment Adviser's standards for business outlook, growth opportunities and valuation.


Westcore MIDCO Growth Fund invests primarily in equity securities of medium capitalization companies. As of August 31, 1998, the median capitalization of companies held by the Westcore MIDCO Growth Fund was $2.4 billion. The median capitalization of the companies in the Westcore MIDCO Growth Fund can be expected to fluctuate over time. Under normal market conditions, at least 65% of the value of the Westcore MIDCO Growth Fund's total assets is invested in companies with market capitalizations of $900 million to $14 billion at the time of purchase.



Westcore Blue Chip Fund invests primarily in equity securities of large capitalization companies. During normal market conditions, the portfolio will consist of approximately 50 equity securities of these companies. As of August 31, 1998, the median capitalization of companies held by the Westcore Blue Chip Fund was $8.0 billion. The median capitalization of the companies in the Westcore Blue Chip Fund can be expected to fluctuate over time.



Westcore Growth and Income Fund invests primarily in large and medium capitalization companies. As of August 31, 1998, the median capitalization of companies held by the Westcore Growth and Income Fund was $7.8 billion. The median capitalization of the companies in the Westcore Growth and Income Fund can be expected to fluctuate over time.


--------------------------------------------------------------------------------
12

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

Westcore Small-Cap Opportunity Fund invests primarily in small-capitalization companies. As of August 31, 1998, the median capitalization of companies held by the Westcore Small-Cap Opportunity Fund was $463 million. The median capitalization of the companies in the Westcore Small-Cap Opportunity Fund can be expected to fluctuate over time. Under normal market conditions, at least 65% of the value of the Westcore Small-Cap Opportunity Fund's total assets is invested in companies with market capitalizations of $2 billion or less at the time of purchase.


Westcore Mid-Cap Opportunity Fund invests primarily in equity securities of medium-sized companies whose stocks appear to be undervalued. Under normal market conditions at least 65% of the value of the Westcore Mid-Cap Opportunity Fund's total assets is invested in companies with market capitalization of $500 million to $10 billion at the time of purchase.

What are the other investment policies of the Westcore Equity Funds?
---------------------------------------------------

  Each Westcore Equity Fund may also invest in options, futures, preferred stocks, warrants, foreign currency transactions and fixed-income securities. Additionally, each Westcore Equity Fund may invest up to 25% of its total assets in securities which are below investment grade, whether rated or unrated, and which are convertible into common stock. Each of the Westcore Equity Funds may invest, directly or indirectly, up to 25% of its respective total assets in securities issued by foreign companies, except that there is no limitation on the amount of the Westcore Small-Cap Opportunity Fund's total assets that may be held in foreign securities. Each of the Westcore Equity Funds may invest in real estate investment trusts ("REITs").


  Each Westcore Equity Fund may invest in short-term instruments such as U.S. government obligations, money market instruments, repurchase agreements and securities issued by other investment companies (within the limits prescribed by the Investment Company Act of 1940, as amended ["1940 Act"]) and dollar denominated debt obligations of foreign issuers including foreign corporations and governments and municipal obligations. In addition, each Fund may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis. Each Westcore Equity Fund may lend portfolio securities up to 30% of the total assets (including the value of the collateral for the loans) of the particular Fund. Each Fund may hold uninvested cash reserves (which would not earn income) pending investment, to meet anticipated redemption requests or during temporary defensive periods.


What is the main risk of investing in an equity fund?
---------------------------------------------------

  The fundamental risk associated with any equity fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risks than other investment choices.

  Although smaller or newer issuers are more likely to realize more substantial growth than larger or more established issuers, they are more likely to suffer more significant losses. Investments in such companies can be both more volatile and more speculative.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         13

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

Fund Specifics:
------------------------
Equity Funds (Continued) [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

  For a discussion of risks related to such investments as lower rated securities or "junk bonds," options and futures, foreign currency exchange transactions and "derivative" instruments in general in which the Funds may invest, see "Supplemental Information-Information on Investment Policies and Additional Risk Factors" beginning on page 38.

Which Westcore Equity Funds are diversified, and what does that mean?
---------------------------------------------------
  All the Westcore Equity Funds are diversified. Diversification is a means of reducing risk by investing a Fund's assets in a broad range of stocks or other securities in various industries and economic sectors. Diversification does not provide assurance against the possibility of loss.
How do the Westcore Equity Funds try to reduce risk?
---------------------------------------------------
/ / Diversification of a Fund's assets reduces the effect of any single holding on its overall portfolio value.
/ / The Funds may adjust the securities they hold to include issues that are believed to involve less risk.
/ / A Fund may use futures, options and similar instruments to attempt to hedge its portfolio against disadvantageous movements in securities' prices and interest rates. The Westcore Equity Funds may use various currency-hedging techniques, including forward currency contracts, to manage exchange-rate risk when investing directly in foreign markets.
/ / To the extent that a Fund holds a large cash position, it may not participate in market declines (or advances) to the same degree as a fund that is more fully invested in common stocks.

What is meant by "market capitalization"?
---------------------------------------------------

  Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.

--------------------------------------------------------------------------------
14

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

Fund Specifics:
------------------
Bond Funds [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
 Westcore Bond Funds
---------------------------------------------------
--------------------------------------------------------------------------------
The following questions are designed to help you better understand an investment in the Westcore Bond Funds.
What are the investment objectives of the Westcore Bond Funds?
---------------------------------------------------
Westcore Long-Term Bond Fund seeks a high level of long-term total rate of return (i.e., income plus capital appreciation).
Westcore Intermediate-Term Bond Fund seeks current income with relatively small volatility of principal primarily through investment in investment-grade securities.
Westcore Colorado Tax-Exempt Fund seeks to provide investors with income exempt from federal income taxes and Colorado state income taxes consistent with safety and stability of principal.
What are the primary investments of the Westcore Bond Funds?
---------------------------------------------------
  The Westcore Long-Term Bond and Intermediate-Term Bond Funds are diversified funds that invest at least 65% of their total assets in a broad range of debt obligations during normal market conditions. Debt obligations include fixed and variable-rate bonds; asset-backed and mortgage-backed securities; zero coupon bonds; debentures; obligations convertible into common stocks; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; dollar-denominated debt obligations of foreign issuers including foreign corporations and foreign governments, municipal obligations; and money market instruments.
  The Westcore Colorado Tax-Exempt Fund is a non-diversified fund that invests substantially all of its assets (i.e., at least 80%) in debt instruments issued by or on behalf of the state of Colorado ("Colorado Obligations"), other states, territories and possessions of the United States, the District of Columbia and their respective authorities, instrumentalities and political subdivisions ("Municipal Obligations"). The Fund normally will invest at least 65% of its total assets in Colorado Obligations. The Westcore Colorado Tax-Exempt Fund currently intends to invest at least 75% of its assets in Municipal Obligations covered by insurance policies.

What is the investment quality of the assets of the Westcore Bond Funds?
---------------------------------------------------

  Debt obligations acquired by the Westcore Long-Term Bond and Intermediate-Term Bond Funds will be at least investment-grade at the time of purchase. Each Fund's dollar-weighted average portfolio quality is expected to be "A" or better.

  Municipal Obligations acquired by the Westcore Colorado Tax-Exempt Fund will be rated in one of the three highest investment-grade categories at the time of purchase by one or more rating agencies. The Fund may invest up to 10% of its total assets in Colorado Obligations rated at the time of purchase in the fourth highest investment-grade category when acceptable Colorado Obligations with higher ratings are unavailable for investment by the Fund. The Fund may invest in unrated obligations only if Denver Investment Advisors determines they are comparable in quality to instruments that meet the Fund's rating requirements.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         15

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

Fund Specifics:
------------------
Bond Funds (Continued) [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
  If the rating of an obligation held by a Fund is reduced below the Fund's rating requirements, the Investment Adviser will sell the obligation when it is in the best interests of the Fund to do so.
  For a description of ratings, please review "Rating Categories" in the
Appendix.
Do the Westcore Bond Funds invest in any other types of securities?
---------------------------------------------------
  The Westcore Long-Term Bond and Intermediate-Term Bond Funds may invest in obligations convertible into common stocks and may acquire common stocks, warrants or other rights to buy shares only if they are attached to a fixed-income obligation. Common stock received through the conversion of convertible debt obligations will normally be sold in an orderly manner as soon as possible. The Westcore Long-Term Bond and Intermediate-Term Bond Funds may invest in REITs. Each Fund may also invest in options and futures. Additionally, each Fund may invest in short-term instruments including repurchase agreements and securities issued by other investment companies (within the limits prescribed by the 1940 Act). Each Bond Fund, other than Westcore Colorado Tax-Exempt Fund, may lend portfolio securities up to 30% of the total assets (including the value of the collateral for the loans) of the particular Fund.
  The Westcore Colorado Tax-Exempt Fund may invest in short-term taxable money market instruments, securities issued by other investment companies that invest in taxable or tax-exempt money market instruments and U.S. government obligations.
  During temporary defensive periods, each Bond Fund may invest without limitation in various short-term investments. The Funds also may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis.

--------------------------------------------------------------------------------
What are the expected maturities of the Westcore Bond Funds?
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Except during temporary defensive periods or unusual market conditions, Denver Investment Advisors expects that the average dollar-weighted portfolio maturities of the Westcore Bond Funds will be as follows:

---------------------------------------------------------------------------------------------------------
                                                                                                  Average
                                                                                          Dollar-Weighted
Fund                                                                                             Maturity
---------------------------------------------------------------------------------------------------------
                                                                                              at least 10
Westcore Long-Term Bond Fund                                                                        years
---------------------------------------------------------------------------------------------------------
Westcore Intermediate-Term Bond Fund                                                            3-6 years
---------------------------------------------------------------------------------------------------------
Westcore Colorado Tax-Exempt Fund                                                              7-10 years
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Is an investment in the Westcore Colorado Tax-Exempt Fund a tax-free investment?
---------------------------------------------------

  Dividends paid by the Fund that are derived from interest on Colorado Obligations, as well as certain other governmental issuers, will be exempt from regular federal income taxes and Colorado state income taxes. Dividends derived from interest on non-Colorado Obligations will be subject to Colorado state income tax. Because the Fund may invest up to 20% of its net assets in private activity bonds whose interest may be subject to the federal alternative minimum tax, a portion of the dividends paid by the Fund may be treated as a tax preference item for purposes of this tax. See also "Taxes" in "Other Information" on page 31.

Are there any investment risks unique to the Westcore Colorado Tax-Exempt Fund?
---------------------------------------------------
  Because the Fund concentrates its investments in Colorado Obligations, it is classified as a non-diversified fund for purposes of the 1940 Act. The Fund's performance may be dependent upon fewer securities than is the case with a diversified portfolio, and the Fund may experience greater fluctuations in net asset value. In addition, although the Fund does not presently intend to do so on a regular basis, it may invest 25% or more of its net assets in industrial development bonds and in other Municipal Obligations, the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in these types of Municipal Obligations and the Fund is non-diversified, it will be more susceptible to economic, political and legal developments than a diversified Fund with similar objectives whose assets are not so concentrated.
How do interest rates affect the value of my investment?
---------------------------------------------------
  A fundamental risk associated with any fund that invests in fixed-income securities is the risk that the value of the securities it holds will rise or fall as interest rates change. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. A bond fund's average dollar-weighted maturity is a measure of how the fund will react to interest rate changes.

What is meant by a Fund's "average dollar-weighted maturity?"
---------------------------------------------------

  The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as a Fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average dollar-weighted maturity. This is calculated by averaging the terms to maturity of bonds held by a Fund with each maturity "weighted" according to the percentage of net assets it represents.

How do the Westcore Bond Funds attempt to manage interest rate risk?
---------------------------------------------------

  Each Fund may vary the average dollar-weighted maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. A Fund's average dollar-weighted maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Westcore Long-Term Bond and Intermediate-Term Bond Funds may also use futures, options and similar instruments to manage interest rate risk.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         17

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

  Fund   Specifics:
------------------
 In General
 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
What is meant by "credit quality"?
---------------------------------------------------
  Another fundamental risk associated with all bond funds is credit risk - the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal Obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.
How is credit quality measured?
---------------------------------------------------
  Ratings published by nationally recognized rating agencies ("Rating Agencies"), such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.
What potential risks and rewards may I experience if I invest in the Westcore Funds?
---------------------------------------------------

  An investment in the Westcore Funds presents the potential rewards and risks common to securities investments. The Westcore MIDCO Growth, Blue Chip, Growth and Income, Small-Cap Opportunity and Mid-Cap Opportunity Funds invest primarily in common stocks. Although stocks historically have presented greater potential for capital appreciation than debt obligations, they do not provide the same assurance of income and may carry greater risk of loss. The value of an investment in the Westcore Small-Cap Opportunity Fund, in particular, may experience significant fluctuations over time because of the Fund's investments in smaller companies.

  The market value of debt obligations held by the Westcore Funds will also fluctuate, normally rising when interest rates fall and falling when interest rates rise. The value of some debt obligations (such as collateralized mortgage obligations, asset-backed securities, municipal leases and structured notes) may be more volatile than other types of instruments.

  Several of the Funds may invest in foreign securities that are considered attractive by Denver Investment Advisors. In addition to being more costly, foreign securities may be subject to potentially adverse political, governmental and economic developments and changes in foreign currency exchange rates.


  Each Fund may purchase certain derivative instruments that derive their value from the performance of underlying assets, interest or currency exchange rates, or indices. Derivative instruments present, to varying degrees, special market, volatility, leveraging, liquidity, pricing and operations risks. See "Supplemental Information - Risk Factors Associated with Derivative Instruments" on page 44.


  The Funds, with the exception of Westcore Colorado Tax-Exempt Fund, may lend their securities. All Funds may enter into repurchase agreements and reverse repurchase agreements with banks and broker/dealers that could experience financial difficulties and may make limited investments in illiquid securities.

  As the Funds' investment adviser, Denver Investment Advisors will evaluate the rewards and risks presented by all securities purchased by the Funds and will determine how they will be used in furtherance of the investment objectives of the Funds. It is possible, however, that Denver Investment Advisors' evaluations will prove to be inaccurate and, even when accurate, it is possible that the Funds will incur losses.

--------------------------------------------------------------------------------
18

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

------------------------
  Fundamental  Investment Limitations
 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
What are fundamental investment limitations?
---------------------------------------------------
  Fundamental investment limitations are those investment limitations that a Fund may not change without the approval of the holders of a majority of the Fund's outstanding shares. Some are summarized in the tables on this page (a complete list is set forth in the SAI).

The Westcore MIDCO Growth, Blue Chip, Growth and Income, Small-Cap Opportunity, Mid-Cap Opportunity, Long-Term Bond and Intermediate-Term Bond Funds may not:

---------------------------------------------------
/ / Purchase securities if more than 5% of a Fund's total assets will be invested in the securities of any issuer. However, up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. Certain investments such as U.S. government securities are not subject to this limitation.
/ / Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies. Each Fund except Westcore Colorado Tax-Exempt Fund may also lend portfolio securities in an amount not exceeding 30% of its total assets.
  For purposes of the preceding limitation, "total assets" includes the value of the collateral for the securities loans.
The Westcore Long-Term Bond, Intermediate-Term Bond and Colorado Tax-Exempt Funds may not:
---------------------------------------------------
/ / Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of its total assets at the time of such borrowing. No Fund may mortgage, pledge or hypothecate any assets, unless it is in connection with a permissible borrowing and the amounts do not exceed the lesser of the dollar amounts borrowed or 10% of the Fund's total assets at the time of such borrowing.
In addition, the Westcore Colorado Tax-Exempt Fund may not:
---------------------------------------------------
/ / Invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during periods of unusual market conditions. For purposes of this limitation only, securities, the interest on which is treated as a specific tax preference item under the federal alternative minimum tax, are considered taxable.

/ / Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.

/ / Purchase securities if more than 5% of its total assets will be invested in the securities of any one issuer. However, up to 50% of the Fund's total assets may be invested without regard to the 5% limitation as long as not more than 25% of the Fund's total assets are invested in the securities of any one issuer. Certain investments such as U.S. government securities are not subject to this limitation.

  No Fund will purchase securities so long as its outstanding borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

  If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund's portfolio securities generally will not constitute a violation.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         19

[MOUNTAIN LOGO]WESTCORE FUNDS
    How To Invest and Obtain Information
--------------------------------------------------------------------------------


  How To  Purchase,  Exchange and  Redeem

  [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
 Please call Westcore Funds at 1-800-392-CORE (2673) if you have any questions or need any information. ALPS Mutual Funds Services, Inc. is the distributor for Westcore Funds and has its principal office at 370 Seventeenth Street, Suite 3100, Denver, CO 80202.

This section tells you how to purchase, exchange and redeem your shares. It also explains various services and features offered in connection with your account. You may open an account and purchase shares of the Westcore Funds by completing an Account Application and returning it to Westcore with your check made payable to Westcore/SSB. You may obtain an Account Application by calling 1-800-392-CORE
(2673).

How to Contact Westcore Funds
By Regular Mail:                         Westcore Funds
                                         P.O. Box 8319
                                         Boston, MA 02266-8319
------------------------------------------------------------------------------------------------------------
By Express, Certified or Registered      Westcore Funds
Mail:                                    c/o BFDS
                                         66 Brooks Drive
                                         Boston, MA 02184
------------------------------------------------------------------------------------------------------------
By Telephone:                            Westcore Investor Service Representative
                                         Weekdays 7 a.m. to 6 p.m. Mountain Time
                                         1-800-392-CORE (2673)
                                         Westcore Automated Service Line
                                         24 hours-a-day, seven days-a-week
                                         1-800-392-CORE (2673)
------------------------------------------------------------------------------------------------------------
By Computer:                             Use your personal computer to access www.westcore.com and the
                                         Westcore Trans@ction Center 24 hours-a-day, seven days-a-week.

Purchasing Shares
By Mail                                  IF YOU ARE OPENING A NEW ACCOUNT:
                                           Send a completed Account Application with a check or money order made out to Westcore/SSB and mail to Westcore Funds at the address above. Please be sure to provide your Social Security or taxpayer identification number on the application. Westcore Funds are only available to U.S. citizens or residents.
                                         IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                                           Complete the tear-off investment slip from your last statement and send it with your check or money order made out to
                                           Westcore/SSB to Westcore Funds at the address above.
                                           If you do not have an investment slip, please send a written request, following the instructions on pg. 27, along with the check or money order made out to Westcore/SSB.
                                         IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW
                                         ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                                         FUND:
                                           Send a written request, following the instructions on pg. 27 and include a check or money order made out to Westcore/SSB.


--------------------------------------------------------------------------------
20

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]


------------------------------------------------------------------------------------------------------------
By Telephone                             IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                                           You can make purchases into Westcore Funds accounts by calling
                                           1-800-392-CORE (2673) and speaking with a Westcore Investor
                                           Service Representative during normal business hours or using the
                                           Westcore Automated Service Line 24 hours-a-day.
                                           See pg. 27 for further information about the Westcore Automated
                                           Service Line.
                                         IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW
                                         ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                                         FUND:
                                           You can open a new account copying your existing Westcore Funds account registration and account options by calling
                                           1-800-392-CORE (2673) and speaking with a Westcore Investor
                                           Service Representative during normal business hours or using the
                                           Westcore Automated Service Line 24 hours-a-day.
                                           See pg. 27 for further information about the Westcore Automated
                                           Service Line.
------------------------------------------------------------------------------------------------------------
By Automatic Investment Plan             Complete the Automatic Investment Plan Section of your new Account
                                         Application to have money automatically withdrawn from your bank account monthly, quarterly or annually (minimum is the equivalent of at least $50 per month). Mail the application to Westcore Funds at the address on page 20.
                                         To add an Automatic Investment Plan to your existing account, please call us for the appropriate form.
------------------------------------------------------------------------------------------------------------
By Computer                              IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                                           You can make purchases into Westcore Funds accounts by accessing the Westcore Trans@ction Center at www.westcore.com 24
                                           hours-a-day.
                                           See pg. 27 for further information about the Westcore Trans@ction
                                           Center.


--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         21

[MOUNTAIN LOGO]WESTCORE FUNDS
    How To Invest and Obtain Information (continued)
--------------------------------------------------------------------------------


  How To  Purchase,  Exchange and Redeem  (continued)

 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

 Purchasing Shares (continued)

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
By Computer (continued)                  IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW
                                         ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                                         FUND:
                                           You can open a new account copying your existing Westcore Funds account registration and account options by accessing the
                                           Westcore Trans@ction Center at www.westcore.com 24 hours-a-day.
                                           See pg. 27 for further information about the Westcore Trans@ction
                                           Center.
------------------------------------------------------------------------------------------------------------
By Wire                                  IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                                           You can make purchases into Westcore Funds accounts by a wire transaction. Please call 1-800-392-CORE (2673) and speak with a
                                           Westcore Investor Service Representative during normal business hours for wiring instructions.
                                         IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW
                                         ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                                         FUND:
                                           You can open a new account copying your existing Westcore Funds account registration and account options by calling
                                           1-800-392-CORE (2673) and receiving wiring instructions from a
                                           Westcore Investor Service Representative during normal business hours.
------------------------------------------------------------------------------------------------------------
In Person                                IF YOU ARE OPENING A NEW ACCOUNT OR ADDING TO AN EXISTING ACCOUNT:
                                           A Westcore Investor Service Representative will be happy to assist you in person at 370 Seventeenth Street, Suite 3100,
                                           Denver, CO 80202 during normal business hours to open a new account or add to an existing account.



  Please make checks payable to Westcore/SSB in U.S. dollars and drawn on a bank located in the U.S. You may not purchase shares by cash, credit card, third party checks or checks drawn on foreign banks. If you are purchasing shares in a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution.

  If a check does not clear your bank, the Funds reserve the right to cancel the purchase. If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase. If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. The Funds reserve the right to reject any order.

--------------------------------------------------------------------------------
22

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
 Exchanging Shares
--------------------------------------------------------------------------------

You may exchange your Fund shares for shares of the other Funds or the BlackRock Money Market Portfolio.* Exchanges must meet the "Minimum Investments" described on pg. 26. Exchanges between accounts will be accepted only if the registrations are identical. If the shares you are exchanging are held in certificate form, you must return the certificate to Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319, with your request or prior to making any exchanges. You should read the Prospectus for the Fund into which you are exchanging. Please remember an exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non tax-deferred account. For further information on the exchange privilege, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).



----------------------------------------------------------------------------------------------------------
By Mail                             IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:
                                      Please send a written request, following the instructions on pg. 27.
                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO EXCHANGE INTO
                                    A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN
                                    ANOTHER FUND:
                                      Please send a written request, following the instructions on pg. 27.
----------------------------------------------------------------------------------------------------------
By Telephone                        IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:
                                      Your account will automatically have telephone privileges, unless you specifically decline this option on the application or in writing. You can make exchanges into Westcore Funds accounts by calling 1-800-392-CORE (2673) and speaking with a Westcore Investor
                                      Service Representative during normal business hours or using the
                                      Westcore Automated Service Line 24 hours-a-day.
                                      See pg. 27 for further information about the Westcore Automated
                                      Service Line.
                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO EXCHANGE INTO
                                    A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN
                                    ANOTHER FUND:
                                      Your account will automatically have telephone privileges, unless you specifically decline this option on the application or in writing. You can exchange into a new account copying your existing
                                      Westcore Funds account registration and account options by calling
                                      1-800-392-CORE (2673) and speaking with a Westcore Investor Service
                                      Representative during normal business hours or using the Westcore
                                      Automated Service Line 24 hours-a-day.
                                      See pg. 27 for further information about the Westcore Automated
                                      Service Line.
----------------------------------------------------------------------------------------------------------


*BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY, THE COMPASS CAPITAL MONEY MARKET
 PORTFOLIO) IS A NO-LOAD MONEY MARKET FUND ADVISED BY BLACKROCK ADVISORS INCORPORATED (FORMERLY PNC ASSET MANAGEMENT GROUP, INC.), SUB-ADVISED BY BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION (FORMERLY PNC INSTITUTIONAL MANAGEMENT CORPORATION) AND DISTRIBUTED BY BLACKROCK DISTRIBUTORS, INC. (FORMERLY COMPASS DISTRIBUTORS, INC.).

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         23

[MOUNTAIN LOGO]WESTCORE FUNDS
    How To Invest and Obtain Information (continued)
--------------------------------------------------------------------------------


  HOW TO  PURCHASE,  EXCHANGE AND REDEEM  (CONTINUED)


 Exchanging Shares (continued)

--------------------------------------------------------------------------------
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]


----------------------------------------------------------------------------------------------------------
Automatically                       Call 1-800-392-CORE (2673) to receive instructions for automatically exchanging shares between Funds on a monthly, quarterly or annual basis.
----------------------------------------------------------------------------------------------------------
By Computer                         IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:
                                      Your account will automatically have computer privileges, unless you specifically decline this option on the application or in writing.
                                      You can make exchanges into Westcore Funds accounts by accessing the
                                      Westcore Trans@ction Center at www.westcore.com 24 hours-a-day.
                                      See pg. 27 for further information about the Westcore Trans@ction
                                      Center.
                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO EXCHANGE INTO
                                    A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN
                                    ANOTHER FUND:
                                      Your account will automatically have computer privileges, unless you specifically decline this option on the application or in writing.
                                      You can exchange into a new account copying your existing Westcore
                                      Funds account registration and account options by accessing the
                                      Westcore Trans@ction Center at www.westcore.com 24 hours-a-day.
                                      See pg. 27 for further information about the Westcore Trans@ction
                                      Center.
----------------------------------------------------------------------------------------------------------
In Person                           IF YOU ARE EXCHANGING INTO A NEW ACCOUNT OR AN EXISTING ACCOUNT:
                                      A Westcore Investor Service Representative will be happy to assist you in person at 370 Seventeenth Street, Suite 3100, Denver, CO
                                      80202 during normal business hours to process an exchange into a new account or between existing accounts.
----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

 Redeeming Shares
--------------------------------------------------------------------------------
 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
You may redeem your Fund shares on any business day which the New York Stock Exchange is open. If you have any questions about how to redeem your shares, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673). Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within seven business days after receipt of a valid redemption request.
If you have authorized the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally on the next business day after receipt of a valid redemption request.
If you have authorized the electronic funds transfer service, your redemption proceeds will be transferred directly into your designated bank account normally on the second business day after receipt of a valid redemption request.
If the shares being redeemed are held in certificate form, the certificate must be returned with or before your redemption request.

If the shares being redeemed were purchased by check, telephone, computer or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.



----------------------------------------------------------------------------------------------------------
By Mail                             Please send a written request, following the instructions on pg. 27.
----------------------------------------------------------------------------------------------------------
By Telephone                        Your account will automatically have the telephone privileges, unless you specifically decline this option on the application or in writing.
                                    You can make redemptions from Westcore Funds accounts by calling
                                    1-800-392-CORE (2673) and speaking with a Westcore Investor Service
                                    Representative during normal business hours or using the Westcore
                                    Automated Service Line 24 hours-a-day.
                                    See pg. 27 for further information about the Westcore Automated
                                    Service Line.
----------------------------------------------------------------------------------------------------------
By Systematic Withdrawal Plan       Complete the Systematic Withdrawal Plan Section of your new Account
                                    Application or call 1-800-392-CORE (2673) for the appropriate form to have money automatically sent to your bank account monthly, quarterly or annually in any multiple of $50.
                                    To add a Systematic Withdrawal Plan to your existing account, please call us for the appropriate form.
                                    Participation requires a minimum of $10,000 in a Fund in order to initiate this plan. All dividends and distributions credited to your account must be reinvested.
----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         25

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

------------------------
  General  Account  Policies

 Redeeming Shares (continued)

--------------------------------------------------------------------------------
 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]


----------------------------------------------------------------------------------------------------------
By Computer                         Your account will automatically have computer privileges, unless you specifically decline this option on the application or in writing. You can make redemptions from Westcore Funds accounts by accessing the
                                    Westcore Trans@ction Center at www.westcore.com 24 hours-a-day.
                                    See pg. 27 for further information about the Westcore Trans@ction
                                    Center.
----------------------------------------------------------------------------------------------------------
By Wire                             Call 1-800-392-CORE (2673) during normal business hours or write
                                    Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319. You will need to include proper written instructions as described on pg. 27. There is a
                                    $1,000 minimum per transaction made by wire.
----------------------------------------------------------------------------------------------------------
In Person                           A Westcore Investor Service Representative will be happy to assist you in person at 370 Seventeenth Street, Suite 3100, Denver, CO 80202
                                    during normal business hours to process a redemption order.
----------------------------------------------------------------------------------------------------------


 General Account Policies
--------------------------------------------------------------------------------

Westcore Funds may modify or terminate account policies, services and features, but will not materially modify or terminate them without giving shareholders 60 days' written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.



Minimum Investments                                                                             Amount
To open a new account                                                                            $1,000
--------------------------------------------------------------------------------------------------------
To open a new retirement or certain other accounts                                                  250
--------------------------------------------------------------------------------------------------------
To open a new account with an automatic investment plan                                               0
--------------------------------------------------------------------------------------------------------
To add to any type of account                                                                        50
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

 Written Instructions
---------------------------------------------------
 [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
To process transactions in writing, your request should be sent to Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319 and must include the following information:
/ / the name of the Fund(s)
/ / the account number(s)
/ / the amount of money or number of shares
/ / the name(s) on the account
/ / the signature(s) of all registered account owners (signature guaranteed, if applicable)
/ / your daytime telephone number
 Additional Information on Telephone  and Computer Service
---------------------------------------------------

Normal business hours to speak with a Westcore Investor Service Representative at 1-800-392-CORE (2673) are 7 am - 6 pm Mountain Time, Monday through Friday.


Westcore Automated Service Line can be reached via 1-800-392-CORE (2673) for 24-hour access to account and fund information, purchases, exchanges and redemptions and ordering duplicate statements, tax forms or additional checkbooks for the BlackRock Money Market Portfolio.


Visit our website at www.westcore.com to find out up-to-date information on each of the Westcore Funds. In addition, you can access the Westcore Trans@ction Center for 24-hour access to account information, purchases, exchanges and redemptions.


You must authorize, on your account application or in writing, the ability to perform purchases and redemptions by electronic transfer from your bank account via the telephone and computer services.


All shareholders [except for certain accounts opened through Service Organizations (as defined below) and certain retirement accounts] automatically have access to Westcore Automated Service Line and Westcore Trans@ction Center unless specifically declined on the account application or in writing to Westcore Funds at P.O. Box 8319, Boston, MA 02266-8319.


Shareholders can follow the instructions provided at the Westcore Automated Service Line and Westcore Trans@ction Center to access these services using a personal identification number(s).



Automated Telephone and Computer redemptions are not available for shares held in individual retirement accounts sponsored by the Funds. In addition, automated telephone and computer exchanges and redemptions are not available for shares held in accounts registered to business entities (i.e. corporations, partnerships, sole proprietorships) or fiduciary entities (i.e. Uniform Gift to Minor Account, etc.).



Each separate transaction type (purchases, exchange-in, exchange-out and redemptions) via the Automated Service Line and Westcore Trans@ction Center has a $25,000 daily maximum for transactions processed by the automated telephone and/or computer.



Purchases or Redemptions by Wire are not available using either the Westcore Automated Service Line or Westcore Trans@ction Center.


  You may choose to initiate certain transactions by telephone or computer. Although Westcore Funds has designed procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the address of record, shareholders may give up some level of security by choosing to purchase, exchange or redeem shares by telephone or computer rather than by mail. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or computer transactions when procedures are followed which are reasonably designed to confirm that computer or telephone transaction request is genuine. It may be difficult to reach the Funds by telephone or computer during periods of unusual market activity. If this happens, you may redeem your shares by mail as described in this Prospectus.

  The Funds or their agents may, in case of emergency, temporarily suspend telephone and computer transactions and other shareholder services.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         27

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

------------------------
  General  Account  Policies (Continued)
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

Signature Guarantee

---------------------------------------------------
  A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.
  The guarantee must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed in the name of the guarantor by an authorized person with that person's title and the date. Westcore Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee a signature.
  Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the U.S.
  To protect your accounts from fraud, the following transactions will require a signature guarantee:
/ / Transferring ownership of an account.
/ / Redeeming more than $25,000 from your account.
/ / Redeeming by check payable to someone other than the account owner(s).
/ / Redeeming by check mailed to an address other than the address of record.
/ / Redemption check mailed to an address which has been changed within the last
    30 days of the redemption request without a signature guarantee.
  The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. Redemption of Low Balance Accounts
---------------------------------------------------

  If your account balance falls below the required minimums presented on page 26, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the notice, the shares held in the account will be redeemed and the proceeds will be sent by check to your address of record. We reserve the right to increase the investment minimums.


Involuntary Redemptions
---------------------------------------------------
  We reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Address Changes
---------------------------------------------------
  To change the address on your account, call 1-800-392-CORE (2673) or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes
---------------------------------------------------

  To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call 1-800-392-CORE (2673).


Share Certificates
---------------------------------------------------
  The Funds will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum requirements.

--------------------------------------------------------------------------------
28

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

Quarterly Consolidated Statements and Shareholder Reports
---------------------------------------------------

  [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Westcore Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you by January 31 of each year and filed with the Internal Revenue Service.

  Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds. Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.
Price of Fund Shares
---------------------------------------------------

  All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request and payment, if required, are received by the transfer agent or certain authorized broker-dealers or designated intermediaries in proper form. A Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the transfer agent or certain authorized broker-dealers or designated intermediaries by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading on the next business day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

  In the case of participants in certain employee benefit plans investing in certain Funds, purchase orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase order.

  Westcore has authorized certain broker-dealers to accept on its behalf purchase orders made through a "mutual fund supermarket." Such authorized broker-dealers may designate other intermediaries to accept purchase orders on behalf of Westcore.


  A Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund's investments are valued at market value or, when market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         29

[MOUNTAIN LOGO]WESTCORE FUNDS
    Other Information
--------------------------------------------------------------------------------

------------------------
 Distributions  And Taxes
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

Accounts Opened Through a Service Organization

---------------------------------------------------
  You may purchase or sell Fund shares through an account you have with Denver Investment Advisors, any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore requires. Service Organizations may impose charges, restrictions, transaction procedures or cut-off times different from those applicable to shareholders who invest in Westcore directly.
  A Service Organization may receive fees from the Trust or Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.
 Distributions
---------------------------------------------------
--------------------------------------------------------------------------------
A Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.


Distribution Schedule
                 Income             Capital
               Dividends             Gains
-------------------------------------------------
Equity        Declared and        Declared and
Funds       paid quarterly*     paid in December
-------------------------------------------------
Bond          Declared and        Declared and
Funds         paid monthly      paid in December
-------------------------------------------------

*THE WESTCORE MIDCO GROWTH FUND DISTRIBUTES INCOME DIVIDENDS IN DECEMBER ONLY.

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673).

--------------------------------------------------------------------------------
30

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

 Taxes
---------------------------------------------------
--------------------------------------------------------------------------------
Federal
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

  Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

  You should note that if you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as "buying into a dividend."

  You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

  The Colorado Tax-Exempt Fund anticipates that substantially all of its income dividends will be exempt from federal income tax (these dividends are known as "exempt-interest dividends") although any dividends derived from occasional taxable investments will be subject to federal income tax. In addition, shareholders must treat the portion of dividends paid by the Fund derived from interest received on certain private activity bonds as an item of tax preference for purposes of the federal alternative minimum tax.


  Interest on indebtedness incurred by a Shareholder to purchase or carry shares of the Colorado Tax-Exempt Fund generally will not be deductible for federal income tax purposes.



  You should note that a portion of the exempt-interest dividends paid by the Colorado Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.



  If you receive an exempt-interest dividend with respect to any Shares and the Share is held by you for six months or less, any loss on the sale or exchange of the Share will be disallowed to the extent of such dividend amount.


--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         31

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

Performance Reporting
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Colorado State Taxes

  Because the Colorado Tax-Exempt Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Colorado or its political subdivisions, shareholders who are subject to Colorado state income tax will generally not be subject to such tax on dividends paid by the Fund to the extent that the dividends are attributable to interest income of the Fund.

  However, to the extent dividends are not attributable to exempt interest income, such as distributions of short or long-term capital gain, they will not be exempt from Colorado income tax.
  There are no municipal income taxes in Colorado. Moreover, because shares of the Westcore Funds are intangibles, they are not subject to Colorado property tax.

  The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/ or foreign tax consequences relevant to your specific situation.


 Performance Reporting

---------------------------------------------------
This section will help you understand various terms that are commonly used to describe a Fund's performance. You may see references to these terms in newsletters, advertisements and in media articles. Newsletters, advertisements and other publications may include comparisons of a Fund's performance with the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services.

Aggregate Total Return
---------------------------------------------------

/ / reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in a Fund over a specified measuring period.

Average Annual Total Return
---------------------------------------------------

/ / represents the average annual percentage change in the value of an investment in a Fund over a specified measuring period. It is calculated by taking the aggregate total return for the measuring period and determining what constant annual return would have produced the same aggregate return. Average annual returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

  Both methods of calculating total return assume that you have reinvested dividends made by a Fund during the period in Fund shares.

--------------------------------------------------------------------------------
32

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Yield
---------------------------------------------------
/ / shows the rate of income a Fund earns on its investments as a percentage of its share price. It is calculated by dividing the Fund's net investment income for a 30-day period by the product of the average daily number of shares entitled to receive dividends and the Fund's NAV per share at the end of the 30-day period. The result is then annualized. This represents the amount you would earn if you remained invested in a Fund for a year and the Fund continued to have the same yield for the year. Yield does not include changes in NAV.
Tax-Equivalent Yield
---------------------------------------------------
/ / of the Westcore Colorado Tax-Exempt Fund shows the level of the taxable yield needed to produce an after-tax yield equivalent to the Fund's tax-free yield. It is calculated by increasing the Fund's yield by the amount necessary to reflect the payment of federal and Colorado personal income taxes at a stated tax rate. The Fund's tax-equivalent yield will always be higher than its yield.
  Any fees charged by your Service Organization directly to your account in connection with an investment in a Fund will not be included in the Fund's calculations of yield and/or total return.
  Performance quotations of a Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Because performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         33

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

------------------------
  Management  Of The Funds
[BLACK AND WHITE PHOTOGRAPH OF
MOUNTAIN AND TREES]
Board of Trustees
---------------------------------------------------
The business and affairs of each Fund are managed under the direction of the Trust's Board of Trustees. The SAI contains information about the Board of Trustees.
Investment Adviser
---------------------------------------------------

  Denver Investment Advisors LLC ("Denver Investment Advisors") serves as the investment adviser to the Funds. The Investment Adviser has its principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202. As of May 31, 1998, Denver Investment Advisors had approximately $11 billion in assets under active management. In addition to the Trust, Denver Investment Advisors also advises the Blue Chip Value Fund, Inc., a closed-end investment company portfolio.

  Subject to the overall authority of the Trust's Board of Trustees, Denver Investment Advisors has agreed to provide a continuous investment program for the Funds, including investment research and management. These management responsibilities include, among other things, furnishing economic and statistical information as requested by the Trust's trustees and officers. The Investment Adviser makes investment decisions for the Funds and places orders for all purchases and sales of the Funds' portfolio securities.
Investment Personnel
---------------------------------------------------
Todger Anderson, CFA, President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore MIDCO Growth Fund since its inception. Mr. Anderson has been a portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1975. He received his B.A. from Colby College and his M.B.A. from the University of Denver. Mr. Anderson works with securities analysts who from time to time purchase and sell specific securities under his supervision.

Varilyn K. Schock, CFA, a Vice President and Director of Quantitative Strategies with Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Blue Chip Fund since 1991 and Westcore Small-Cap Opportunity Fund since its inception. Ms. Schock has been with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1984 and has been a portfolio manager with the company since 1987. She received her B.A. from the University of Denver.

Milford H. Schulhof, II, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Growth and Income Fund since October 1995. Mr. Schulhof has been a Vice President and portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1985. He received his B.S. from Drake University and his M.B.A. from the University of Denver. Mr. Schulhof works with securities analysts who from time to time purchase and sell specific securities under his supervision.


Christianna Wood, CFA, a Vice President of Denver Investment Advisors, is primarily responsible for the day-to-day management of Westcore Mid-Cap Opportunity Fund. Ms. Wood has been a portfolio manager of small to medium-sized companies for over 17 years, and has been with Denver Investment Advisors since 1996. Prior to working at Denver Investment Advisors, Ms. Wood was a principal and portfolio manager at the Burridge Group, an investment advisor for mid-cap stocks where she worked from 1991 to 1996. She received her B.A. from Vassar College and her M.B.A. from New York University.


--------------------------------------------------------------------------------
34

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Jerome R. Powers, CFA, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Long-Term Bond and Intermediate-Term Bond Funds since October 1, 1997. Mr. Powers spent 2 years at GNA Corporation where he served as Vice President of Investments and Senior Portfolio Manager. Prior to his experience at GNA Corporation, Mr. Powers was employed at Northwestern Mutual Life Insurance Company where he left as Vice President of Public Fixed Income. He received his B.B.A. from the University of Minnesota, Duluth and received his M.M. in Finance from the J.L. Kellogg Graduate School of Management at Northwestern University.
Robert O. Lindig, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of the Westcore Colorado Tax-Exempt Fund since its inception. Mr. Lindig has 34 years experience in the institutional bond market. Prior to his employment with the Investment Adviser, Mr. Lindig was Vice President and Trust Officer of First Interstate Bank of Denver, N.A. Mr. Lindig received his B.A. from Dartmouth College and his M.B.A. from Columbia University.
  Co-Administrators
---------------------------------------------------
  ALPS and Denver Investment Advisors serve as co-administrators to the Funds (the "Administrators"). As Administrators, they have agreed to: assist in maintaining the Funds' office; furnish the Funds with clerical and certain other services required by them; compile data for and prepare notices and semi-annual reports to the SEC; prepare filings with state securities commissions; coordinate federal and state tax returns; monitor each Fund's expense accruals; monitor compliance with each Fund's investment policies and limitations; and generally assist in each Fund's operations. The Administrators are entitled to receive a fee from each Fund for administrative services, computed daily and payable monthly, at the aggregate annual rate of .30% of each Fund's average daily net assets. The Administrators may voluntarily waive all or any portion of their administration fees from time to time.

  Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of each Fund and to compute the net asset value and certain other financial information relating to each Fund. Pursuant to another agreement, ALPS responds to certain shareholder inquiries and transaction requests received via telephone.

  The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to a Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by a Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to a Fund or its shareholders.

Transfer Agent
---------------------------------------------------

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02015,

provides the Funds with transfer agency services in return for compensation.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         35

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

Breakdown of Management Expenses and Expense Limits
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
--------------------------------------------------------------------------------
  Each Fund pays the Investment Adviser an advisory fee under the advisory agreement. The fees are set forth below and are expressed as an annual percentage of a Fund's average daily net assets.
  The Investment Adviser may from time to time voluntarily waive all or any portion of these fees and reimburse expenses of a Fund; however, it may modify or discontinue this practice at any time.


                                                       Contractual     Effective Advisory Fees for the
  Fee Schedule                                        Advisory Fees        Year Ended May 29, 1998
  Westcore MIDCO Growth Fund                                 .65%                      .65%
 .......................................................................................................
  Westcore Blue Chip Fund                                    .65%                      .57%
 .......................................................................................................
  Westcore Growth and Income Fund                            .65%                      .13%
 .......................................................................................................
  Westcore Small-Cap Opportunity Fund                       1.00%                      .65%
 .......................................................................................................
  Westcore Mid-Cap Opportunity Fund                          .75%                       N/A
 .......................................................................................................
  Westcore Long-Term Bond Fund                               .45%                      .19%
 .......................................................................................................
  Westcore Intermediate-Term Bond Fund                       .45%                      .34%
 .......................................................................................................
  Westcore Colorado Tax-Exempt Fund                          .50%                      .00%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

------------------------
       Inquiries
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Other Information Concerning the Trust and its Shares
---------------------------------------------------
  Westcore Trust was originally organized as a Maryland corporation on January 11, 1982. It was reorganized as a Massachusetts business trust on December 10, 1985.
  The Trust's Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes of shares. Pursuant to such authority, the Board has authorized the issuance of an unlimited number of shares representing interests in the Funds. No other classes or series of shares are currently offered.
Shareholder Meetings
---------------------------------------------------
  Westcore Trust does not presently intend to hold meetings of shareholders except as required by the 1940 Act or other applicable law. Under the 1940 Act, the Board of Trustees is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee or trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold. It is contemplated that the shareholders of each Fund will vote separately by Fund on matters pertaining to its investment advisory agreement and any changes in its fundamental investment limitations.

  As of September 14, 1998, Wells Fargo Bank and its affiliated banks possessed, on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of all of the outstanding shares of Westcore Trust; therefore, under the 1940 Act, they may be deemed to be a controlling person of the Trust.

Year 2000 Risks
---------------------------------------------------

  Like other investment companies and financial service providers, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Year 2000 Issue arises because most computer systems were designed to only handle a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on portfolio and operational areas including securities trade processing, securities pricing, shareholder account services, reporting, custody functions and others. The Adviser and Administrators are taking steps to address the Year 2000 Issue with respect to the computer systems that they use and to obtain assurance that comparable steps are being taken by the Fund's other major service providers, none of whom are affiliated with the Adviser or Administrators. As of the date of this Prospectus, it is not anticipated that shareholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Issue. However, there can be no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not adversely impact the Fund as a result of the Year 2000 Issue.



  In addition, the issuers of securities the Fund owns could have Year 2000 problems. For instance, the issuer's ability to make timely payments of dividends or interest and principal or to continue their operations or services may be impaired by the inadequate preparation of computer systems for the Year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally which, in turn, could impact the Fund's performance.


Inquiries
---------------------------------------------------
  Please write or call Westcore Trust at the address or telephone number listed on the cover of this Prospectus with any inquiries you may have regarding the Funds.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         37

[MOUNTAIN LOGO]WESTCORE FUNDS
--------------------------------------------------------------------------------

 Supplemental Information
---------------------------------------------------
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Information on Investment Policies and Additional Risk Factors
---------------------------------------------------

  Denver Investment Advisors uses a range of different investments and investment techniques in seeking to achieve a Fund's investment objective. All Funds do not use all of the investments and investment techniques described in this section. The Westcore MIDCO Growth, Blue Chip, Growth and Income, Small-Cap Opportunity and Mid-Cap Opportunity Funds are referred to collectively as the "Westcore Equity Funds." The Westcore Long-Term Bond, Intermediate-Term Bond and Colorado Tax-Exempt Funds are referred to collectively as the "Westcore Bond Funds."

Municipal Obligations (Westcore Bond Funds)
---------------------------------------------------
  Municipal Obligations include: (i) "general obligation" securities that are secured by the issuer's full faith, credit and taxing power; (ii) revenue securities that are payable only from the revenues derived from a particular facility or other specific revenue source such as the user of the facility being financed; (iii) "moral obligation" securities that are normally issued by special purpose public authorities; and (iv) private activity bonds (such as bonds issued by industrial development authorities) that are usually revenue securities issued by or for public authorities to finance a privately operated facility.
  In many cases, the Internal Revenue Service has not ruled on whether the interest received on a Municipal Obligation is tax-exempt, and, accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Funds and the Investment Adviser rely on these opinions and will not review the bases for them.
Special Considerations Regarding Investment in Colorado Obligations
(Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------

  The Fund normally invests at least 65% of its total assets in Colorado Obligations. If Colorado or any of its political subdivisions suffer serious financial difficulties such that the ability to pay obligations might be jeopardized, the ability of such entities to market their securities, and the value of the Fund, could be adversely affected.

U.S. Government Obligations (All Westcore Funds)
---------------------------------------------------

  Each Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Money Market Instruments (All Westcore Funds)
---------------------------------------------------

  Each Fund may invest from time to time in money market instruments such as bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less. Bank obligations include bankers' acceptances, certain negotiable certificates of deposit and

--------------------------------------------------------------------------------
38

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
time deposits such as U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks. Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers.
  Each Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. The Funds intend to invest only in funding agreements which have a put feature which may be exercised on seven days' notice.
Variable and Floating Rate Instruments (Westcore Bond Funds)
---------------------------------------------------
  These Funds may purchase variable and floating rate demand instruments, including variable amount master demand notes, issued by corporations, industrial development authorities and governmental entities.
Repurchase Agreements and Reverse Repurchase Agreements (All Westcore Funds)
---------------------------------------------------
  In a repurchase agreement, a Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss because of adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.
  Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

Lower-Rated Securities (All Westcore Equity Funds)
---------------------------------------------------

  Investments in issuers of securities rated below investment grade (commonly known as "junk bonds") are considered to be more speculative than securities rated investment grade and higher. There are particular risks associated with these securities, including: (a) the relative youth and growth of the market;
(b) their greater sensitivity to interest rate and economic changes, which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities, which may adversely affect the price at which they could be sold;
(d) a greater risk of default or price changes because of changes in the issuer's creditworthiness; and (e) the adverse impact that legislation restricting lower-rated securities may have on their market.

Securities Lending
(All Westcore Funds, other than
Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------

  These Funds may lend their portfolio securities to institutional investors as a means of earning additional income. Securities loans present risks of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. A loan will not be made if, as a result, the total amount of a Fund's outstanding loans exceeds 30% of its total assets (including the value of the collateral for the loan).

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         39

[MOUNTAIN LOGO]WESTCORE FUNDS
    Supplemental Information (Continued)
--------------------------------------------------------------------------------

Restricted Securities (All Westcore Funds)
[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
---------------------------------------------------

  No Fund will invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities include repurchase agreements, securities loans and time deposits that are not terminable within seven days, certain municipal leases and certain securities that are not registered under the securities laws. Pursuant to guidelines adopted by the Board of Trustees, the Investment Adviser may determine that certain securities that are not registered under the Securities Act of 1933, as amended, are not illiquid and therefore are not subject to this 15% limitation. However, there can be no assurance that a liquid market will exist for any security at a particular time.

  In addition, the purchase of such securities could have the effect of increasing the level of illiquidity of the Funds during periods that qualified institutional buyers become uninterested in purchasing these restricted securities.
Convertible Securities
(All Westcore Funds, other than
Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------
  These Funds may invest in convertible securities, including bonds and preferred stocks, that may be converted into common stock at a specified price or conversion ratio. The Funds use the same research-intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks.
  The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the prestated price. Asset-Backed Securities
(Westcore Bond Funds, other than
Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------

  These Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of rising interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by a Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of a Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

  Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments, and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Funds' experiencing difficulty in valuing or liquidating such securities.

--------------------------------------------------------------------------------
40

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
Mortgage-Related Securities
(Westcore Bond Funds, other than Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------
  These Funds may invest in mortgage-related securities issued or guaranteed by U.S. government agencies and private issuers. They may include mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.
  Mortgage-related securities involve risks similar to those described under "Asset-Backed Securities," including prepayment risks. In addition, CMOs may exhibit more price volatility and interest rate risk than other types of mortgage-related obligations.
REITs (All Westcore Funds, other than Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------
  The Funds may invest in equity real estate investment trusts ("REITs") and mortgage REITs. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property. The Westcore Bond Funds may invest in fixed-income securities issued by REITs. The Westcore Equity Funds may invest in equity securities issued by REITs.
  REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the 1940 Act.

Options and Futures
(All Westcore Funds, other than Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------

  These Funds may buy put options and call options and write covered call and secured put options on securities and securities indices. A put option gives the buyer the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option. Writing a secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option. Writing a covered call option means that a Fund owns or has the right to acquire the underlying security, subject to call at the stated exercise price at all times during the option period. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index. Options purchased by a Fund will not exceed 5% of its net assets and options written by a Fund will not exceed 25% of its net assets. All options will be listed on a national securities' exchange and issued by the Options Clearing Corporation.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         41

[MOUNTAIN LOGO]WESTCORE FUNDS
     Supplemental Information (Continued)
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
  These Funds may invest to limited extent in futures contracts and options on futures contracts in order to reduce their exposure to movements of security prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a contract or securities index. Each Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade.
  In accordance with regulations of the Commodity Futures Trading Commission, a Fund's commodities transactions must constitute bona fide hedging or other permissible transactions. In addition, a Fund may not engage in commodities transactions if the sum of the amount of initial margin deposits and premiums paid for related options, other than for bona fide hedging transactions, would exceed 5% of its assets (after certain adjustments). In connection with a position in a futures contract or related option, a Fund will create a segregated account of liquid high-grade assets or will otherwise cover its position in accordance with SEC requirements.
  Options trading and futures transactions are highly specialized activities and carry greater than ordinary investment risks. The primary risks associated with the use of options and futures contracts are: (1) options and futures may fail as hedging techniques when the price movements of the securities underlying them do not follow the price movements of the portfolio securities subject to the hedge; (2) a Fund will likely be unable to control losses by closing its position in these investments where a liquid secondary market does not exist;
(3) losses from investing in futures transactions because of unanticipated market movements are potentially unlimited; and (4) gains and losses on investments in options and futures depend on the Investment Adviser's ability to correctly predict the direction of securities prices, interest rates and other economic factors.
Foreign Currency Exchange Transactions
(All Westcore Equity Funds)
---------------------------------------------------
  These Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, and may enter into currency exchange transactions from time to time. A Fund will purchase foreign currencies on a "spot" or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under these contracts the Fund would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Because there is a risk of loss to a Fund if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Fund's Board of Trustees.

  A Fund may maintain "short" positions in forward foreign currency exchange transactions whereby the Fund would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to a Fund's investments, the Fund would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

When-Issued Purchases and Forward Commitments (All Westcore Funds)
---------------------------------------------------

  Each Fund may purchase or sell securities on a "when-issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. These transactions permit a Fund to lock in a price or yield on a security it owns or intends to

--------------------------------------------------------------------------------
42

                                                  Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
purchase, regardless of future changes in interest rates. The Fund would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs. Because a Fund is required to hold and maintain in a segregated account until the settlement date cash, U.S. Government securities or liquid assets, in an amount sufficient to meet the purchase price, the Fund's liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes.
Securities Issued by Other Investment Companies (All Westcore Funds)
---------------------------------------------------
  Each Fund may invest in securities issued by other investment companies subject to the requirements of applicable securities laws. When a Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as a shareholder of that company. These expenses would be in addition to the Fund's own expenses.
Foreign Securities (All Westcore Funds)
---------------------------------------------------
  These Funds may invest in foreign securities. There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Foreign investments may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Moreover, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

  Investments in foreign securities may be in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities. Up to 25% of the MIDCO Growth, Growth and Income, Blue Chip and Mid-Cap Opportunity Funds' assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through ADRs.


Stand-by Commitments (Westcore Colorado Tax-Exempt Fund)
---------------------------------------------------

  The Fund may acquire stand-by commitments under which a dealer agrees to purchase certain Municipal Obligations at the Fund's option at a price equal to their amortized cost value plus interest. These commitments will be used only to assist in maintaining the Fund's liquidity and not for trading purposes.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                         43

[MOUNTAIN LOGO]WESTCORE FUNDS
     Supplemental Information (Continued)
--------------------------------------------------------------------------------

Portfolio Turnover (All Westcore Funds)
---------------------------------------------------
  [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]
A Fund may sell a portfolio investment soon after it is purchased if the Investment Adviser believes that a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, tax consequences (including the possible realization of additional taxable capital gains and income) and other transaction costs, which must be borne directly by the Fund involved and ultimately by its shareholders.
Risk Factors Associated with Derivative Instruments (All Westcore Funds)
---------------------------------------------------
  Each Fund may purchase certain "derivative" instruments as have been described under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities and various floating rate instruments, including inverse floaters).
  Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more rapidly than the assets, rates or indices on which it is based; liquidity risk that a Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based or may be difficult to determine because of a lack of reliable objective information and an established secondary market; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Many of these instruments are proprietary products that have been recently developed by investment banking firms, and it is uncertain how they will perform under different economics and interest rate scenarios.

--------------------------------------------------------------------------------
44

Appendix                                          Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------


[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]


Prior Performance of Investment Adviser for Westcore Growth and Income Fund
---------------------------------------------------


  On January 1, 1996, the name of Westcore's "Equity Income Fund" was changed to "Growth and Income Fund." The name change reflected a change to a growth and income investment objective and changes to investment policies of the Fund. This section provides performance information for the Investment Adviser's growth and income investing composite.



  The table on page A-2 includes historical performance data of the Investment Adviser for the only actual discretionary account(s) managed by the Investment Adviser during the periods indicated, that had investment objectives, policies, strategies and risks substantially similar to those of the Westcore Growth and Income Fund. For the periods prior to October 1, 1995, the performance reflects that of a non-fee paying commingled account. For the period from October 1, 1995 through June 30, 1997, performance reflects that of the Growth and Income Fund. Subsequent to June 30, 1997, the performance also includes that of separately managed account(s) advised by the Investment Adviser. The Investment Adviser's Growth and Income performance has been restated to reflect certain expenses, as set forth in footnote 2 to the table.



  The data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Westcore Growth and Income Fund. Investors should not consider this performance data as an indication of future performance of the Westcore Growth and Income Fund or of the Investment Adviser. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of custodial fees, if any, and brokerage commissions and execution costs paid by the account, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the accounts are calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. No leverage was used in the accounts. The return of the Growth and Income Fund has been calculated by the Growth and Income Fund. The use of a different methodology to calculate performance could result in different performance data. The performance presentation is not audited.



  The commingled account and separately managed accounts whose performance is reflected below were not subject to the same types of expenses to which the Westcore Growth and Income Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Westcore Growth and Income Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the commingled account and separately managed accounts could have been adversely affected if the accounts had been regulated as an investment company under the federal securities laws.


  The Investment Adviser's advisory fee schedule for growth and income investing is .65% of assets. Additional information concerning fees charged for investment services offered by the Investment Adviser is contained in Part II of the Investment Adviser's Form ADV which is on file with the Securities and Exchange Commission and is available upon request.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                        A-1

[MOUNTAIN LOGO] WESTCORE FUNDS
    Appendix (continued)
--------------------------------------------------------------------------------

Investment Adviser's Growth and Income Performance



                                          Westcore Growth and                        Assets Included in
                                              Income Fund           Investment        Adviser's Growth
                                           (formerly Westcore    Adviser's Growth        and Income
                                             Equity Income          and Income         Performance(1)      Standard & Poor's
Year(1)                                         Fund)(2)          Performance(2)        ($ thousands)        500 Index(3)
----------------------------------------------------------------------------------------------------------------------------
1988                                               1.06%(4)              9.93%           $   49,750              16.55%
----------------------------------------------------------------------------------------------------------------------------
1989                                              26.36%                25.53%           $   49,554              31.61%
----------------------------------------------------------------------------------------------------------------------------
1990                                             (2.80)%               (3.67)%           $   42,455             (3.05)%
----------------------------------------------------------------------------------------------------------------------------
1991                                              31.21%                42.51%           $   58,368              30.46%
----------------------------------------------------------------------------------------------------------------------------
1992                                               4.76%                12.09%           $   63,106               7.63%
----------------------------------------------------------------------------------------------------------------------------
1993                                              11.33%                16.55%           $   72,620              10.08%
----------------------------------------------------------------------------------------------------------------------------
1994                                             (8.39)%               (4.29)%           $   69,021               1.32%
----------------------------------------------------------------------------------------------------------------------------
1995                                              22.45%                29.53%           $   25,125              37.58%
----------------------------------------------------------------------------------------------------------------------------
1996                                              23.25%                22.85%           $   20,294              26.00%
----------------------------------------------------------------------------------------------------------------------------
1997                                              27.25%                27.84%           $   41,203              33.36%
----------------------------------------------------------------------------------------------------------------------------
1998                                               7.18%                 7.58%           $   41,100              17.71%
----------------------------------------------------------------------------------------------------------------------------
Compounded Annual Return For 5 Years
 Ended June 30, 1998                              14.27%                17.74%             --                    23.08%
----------------------------------------------------------------------------------------------------------------------------
Compounded Annual Return For 10 Years
 Ended June 30, 1998                              13.04%                16.87%             --                    18.56%
----------------------------------------------------------------------------------------------------------------------------



(1) ALL PERIODS ARE ENDED DECEMBER 31 (AND ASSETS ARE PROVIDED AT THAT DATE) EXCEPT 1998 FIGURES ARE FOR PERIOD ENDED (AND ASSETS AT) JUNE 30, 1998 AND ARE NOT ANNUALIZED.



(2) ANNUAL TOTAL RETURN IS PRESENTED FOR EACH YEAR ENDED DECEMBER 31 EXCEPT FOR PERIOD ENDED JUNE 30, 1998 AND COMPOUNDED ANNUAL RETURN IS PRESENTED FOR EACH PERIOD, NET OF EXPENSES. THE PERFORMANCE OF THE WESTCORE GROWTH AND INCOME FUND REFLECTS VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS BY THE ADVISER AND ADMINISTRATORS OF THE WESTCORE GROWTH AND INCOME FUND. THESE WAIVERS AND/OR REIMBURSEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME WITHOUT THE CONSENT OF THE FUND. THE INVESTMENT ADVISER'S GROWTH AND INCOME PERFORMANCE HAS BEEN RESTATED SO THAT EACH YEAR'S EXPENSES REFLECT TOTAL EXPENSES (BEFORE WAIVERS) WHICH WERE APPLICABLE TO THE WESTCORE GROWTH AND INCOME FUND FOR THE FISCAL YEAR ENDED IMMEDIATELY FOLLOWING THAT YEAR.



(3) ANNUAL TOTAL RETURN IS PRESENTED FOR EACH YEAR ENDED DECEMBER 31 EXCEPT FOR PERIOD ENDED JUNE 30, 1998 AND COMPOUNDED ANNUAL RETURN IS PRESENTED FOR EACH PERIOD. THE S&P 500 INDEX IS AN UNMANAGED INDEX CONTAINING COMMON STOCKS OF 500 INDUSTRIAL TRANSPORTATION, UTILITY AND FINANCIAL COMPANIES, REGARDED AS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET. THE INDEX REFLECTS THE INVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, BUT DOES NOT REFLECT FEES, BROKERAGE COMMISSIONS, OR OTHER EXPENSES OR INVESTING.


(4) PERIOD FROM JUNE 1, 1988 (INCEPTION) TO DECEMBER 31, 1988 AND NOT
    ANNUALIZED.


--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

------------------------
  Rating  Categories
Moody's Investors
Service, Inc.


 Bond
Rating  Explanation
----------------------------------------------------------------
Aaa     Highest quality, smallest degree of investment risk.
----------------------------------------------------------------
Aa      High quality; together with Aaa bonds, they compose the
        high-grade bond group.
----------------------------------------------------------------
A       Upper medium-grade obligations; some favorable
        investment attributes.
----------------------------------------------------------------
Baa     Medium-grade obligations; neither highly protected nor
        poorly secured. Interest and principal payments appear
        adequate for the present, but certain protective
        elements may be lacking or may be unreliable over any
        great length of time. Some speculative characteristics.
----------------------------------------------------------------
Ba      More uncertain, with speculative elements. Questionable
        protection of interest and principal payments.
----------------------------------------------------------------
B       Lack characteristics of desirable investment;
        potentially low assurance of timely interest and
        principal payments or maintenance of other contract
        terms over time.
----------------------------------------------------------------
Caa     Poor standing, may be in default; elements of danger
        with respect to principal or interest payments.
----------------------------------------------------------------
Ca      Speculative in a high degree; may be in default.
----------------------------------------------------------------
C       Lowest-rated; extremely poor prospects of ever attaining
        investment standing; may be in default.
----------------------------------------------------------------
Con     Bonds for which the security depends upon completion of
        some act; rated conditionally.


Standard & Poor's Ratings Group,
Division of McGraw Hill

Bond
Rating  Explanation
----------------------------------------------------------------
AAA     Highest rating; extremely strong capacity to pay
        interest and repay principal.
----------------------------------------------------------------
AA      High quality; very strong capacity to pay interest and
        repay principal.
----------------------------------------------------------------
A       Strong capacity to pay interest and repay principal;
        somewhat more susceptible to the adverse effects of
        changing circumstances and economic conditions.
----------------------------------------------------------------
BBB     Adequate capacity to pay interest and repay principal;
        normally exhibit adequate protection parameters, but
        adverse economic conditions or changing circumstances
        more likely to lead to a weakened capacity to pay
        interest and repay principal than for higher rated
        bonds.
----------------------------------------------------------------
BB, B,  Predominantly speculative with respect to the issuer's
CCC,    capacity to meet required interest and principal
CC, C   payments. BB-lowest degree of speculation, C-the highest
        degree of speculation. Quality and protective
        characteristics outweighed by large uncertainties or
        major risk exposure to adverse conditions.
----------------------------------------------------------------
D       In default.

--------------------------------------------------------------------------------
Questions? Call 1-800-392-CORE (2673)                                        A-3

        [MOUNTAIN LOGO]WESTCORE FUNDS

            370 17th Street
            Suite 3100
            Denver, CO 80202
            1-800-392-CORE (2673)
            www.westcore.com

 Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.

                                                                           WC110

                             [PHOTO OF MOUNTAIN]

    [WESTCORE FUNDS LOGO]          Westcore MIDCO Growth Fund Prospectus

[MOUNTAIN LOGO] WESTCORE FUNDS

--------------------------------------------------------------------------------

  Prospectus For Westcore MIDCO Growth Fund
--------------------------------------------------------------------------------

OCTOBER 1, 1998


                                  This Prospectus describes one mutual fund (the "Fund") offered by Westcore Trust ("Westcore" or the "Trust"). The Fund is a no-load investment. This permits you to purchase and sell shares of the Fund without a sales charge. If you enroll in our Automatic Investment Plan, you can open your account for as little as $50 a month. Otherwise, the minimum initial investment is normally $1,000.



                                  Denver Investment Advisors LLC ("Denver
                                  Investment Advisors" or the "Investment
                                  Adviser") serves as investment adviser for the Fund. Denver Investment Advisors and its predecessors have more than 40 years of investment management experience and Denver Investment Advisors currently manages approximately $11 billion in assets for clients such as corporations, insurance companies and individuals. ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's distributor.


                                  This Prospectus sets forth information that you should consider before investing. Please read this prospectus and keep it for future reference. It contains important information including how the Fund invests and shareholder services available to you. Additional information is contained in a Statement of Additional Information ("SAI"), dated October 1, 1998, on file with the Securities and Exchange Commission (the "SEC"). You may obtain a free copy of the SAI by writing or calling Westcore at the address or telephone number shown on the back cover. The SAI is incorporated by reference into this Prospectus. The SEC maintains a web site (http://www.sec.gov) that contains the SAI material incorporated by reference, and other information regarding the Fund.

                                  THESE SECURITIES HAVE NOT BEEN APPROVED OR
                                  DISAPPROVED BY THE SECURITIES AND EXCHANGE
                                  COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[PHOTOGRAPH OF MOUNTAIN]



--------------------------------------------------------------------------------

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

[BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN]



Table Of Contents
---------------------------------------------------------
                                                    PAGES
Fund Information..............................          6
Fund Highlights...............................          6
Expense Information...........................          6
Financial Highlights..........................          7

Fund Specifics................................         10
Investment Objective and Policies.............         10
Fundamental Investment Limitations............         13

How to Invest and Obtain Information .........         14
How to Contact Westcore Funds.................         14
Purchasing Shares.............................         15
Exchanging Shares.............................         19
Redeeming Shares..............................         22
General Account Policies......................         24
Additional Information on Telephone and
  Computer Service............................         24

Other Information.............................         28
Distributions and Taxes.......................         28
Performance Reporting.........................         29
Management of Fund............................         30
Inquiries.....................................         33

Supplemental Information......................         33
Information on Investment Policies and
  Additional Risk Factors.....................         33


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
                                                                Fund Information
--------------------------------------------------------------------------------

 Fund Highlights
--------------------------------------------------------------------------------

This section provides you with a brief overview of the Westcore MIDCO Growth Fund and summarizes the Fund's investment objective. A detailed discussion of its investment objective, policies and risks begins on page 10 and complete information on how to purchase, exchange and redeem Fund shares begins on page 14.


 Westcore MIDCO Growth Fund -
 seeks to maximize long-term capital appreciation by investing primarily in medium-sized growth companies.
--------------------------------------------------------------------------------
 Expense Information
--------------------------------------------------------------------------------
The example illustrates the effect of expenses and should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

 Westcore MIDCO Growth Fund
--------------------------------------------------------------------------------

  Shareholder Transaction Expenses                                            None
Annual Operating Expenses
(as a percentage of average net assets)
  Management Fees                                                            0.65%
  12b-1 Fees                                                                  None
  All Other Expenses                                                         0.48%
  Total Operating Expenses                                                   1.13%(1)
  EXAMPLE: Assume you invest $1,000, the annual return on the Fund is 5%, and the Fund's annual operating expenses remain as listed above. The example below shows the operating expenses that you would indirectly bear as an investor in the Fund.
  One Year                                                                     $12
  Three Years                                                                   36
  Five Years                                                                    63
  Ten Years                                                                    138


(1) THE ADMINISTRATORS AND INVESTMENT ADVISER HAVE ADVISED THE TRUST THAT THEY INTEND TO WAIVE FEES OR REIMBURSE EXPENSES FOR THE CURRENT FISCAL YEAR WITH RESPECT TO THE FUND SO THAT TOTAL OPERATING EXPENSES WILL NOT EXCEED 1.15%.


--------------------------------------------------------------------------------
6

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

                    [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN]
--------------------------------------------------------------------------------
  The table and example at left show you the various costs and expenses you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are charges you pay when buying, exchanging or selling shares of the Fund. The no-load Westcore MIDCO Growth Fund does not charge any Shareholder Transaction Expenses. Annual Fund Operating Expenses, which are based on amounts incurred during the most recent fiscal year, restated
  to reflect current expenses, are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, accounting and other services.
  If you own shares through certain Service Organizations (as described in the section entitled "General Account Policies") you may pay account charges in connection with the maintenance of your account at the Service Organization. These account charges are in addition to the expenses shown above.
  For more complete descriptions of shareholder transaction expenses and the Fund's operating expenses, see "General Account Policies" and "Management of the Fund" in this Prospectus and the financial statements and related notes included in the SAI.
 Financial Highlights
--------------------------------------------------------------------------------

  Westcore MIDCO Growth Fund
  (For a Fund Share Outstanding
  Throughout the Periods Indicated.)


  The table on page 9 provides supplementary information to the Fund's financial statements contained in the SAI and sets forth certain information concerning the historic investment results of Fund shares. The financial highlights are based on the financial statements of the Fund, which have been audited by Deloitte & Touche LLP, the Trust's independent auditors. You should read the table together with the financial statements and related notes included in the SAI. Further information about the performance of the Fund is available in the Annual Report to Shareholders. You may obtain both the SAI and the Annual Report to Shareholders free of charge by contacting Westcore at 1-800-392-CORE (2673).


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

Westcore MIDCO Growth Fund
--------------------------------------------------------------------------------

 (For a Fund Share Outstanding Throughout the Periods Indicated.)                 1998       1997       1996       1995       1994
 Net asset value--beginning of period                                           $20.92     $22.90     $17.12     $16.09     $15.79
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                                   (0.17)     (0.15)     (0.08)       0.00       0.00
 Net realized and unrealized gain (loss) on investments                           3.03       1.19       6.58       1.56       1.34
 Total income (loss) from investment operation                                    2.86       1.04       6.50       1.56       1.34
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income                                             0.00       0.00       0.00       0.00       0.00
 Distributions from net realized gain on investments                            (3.24)     (3.02)     (0.72)     (0.53)     (1.03)
 Return of capital                                                                0.00       0.00       0.00       0.00     (0.01)
 Total dividends, distributions and return of capital to shareholders           (3.24)     (3.02)     (0.72)     (0.53)     (1.04)
 Net asset value--end of period                                                 $20.54     $20.92     $22.90     $17.12     $16.09
 Total return                                                                   15.10%      5.27%     38.62%     10.05%      8.37%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)                                      $565,293   $590,008   $656,490   $401,760   $335,453
 Ratio of expenses to average net assets                                         1.13%      1.14%      1.08%      0.94%      0.84%
 Ratio of net investment income (loss) to average net assets                   (0.71)%    (0.70)%    (0.42)%    (0.03)%    (0.09)%
 Ratio of expenses to average net assets without fee waivers                     1.13%      1.14%      1.10%      0.96%      0.87%
 Ratio of net investment income (loss) to average net assets without fee
 waivers                                                                       (0.71)%    (0.71)%    (0.44)%    (0.05)%    (0.12)%
 Portfolio turnover rate(1)                                                     75.79%     60.78%     62.83%     50.19%     52.05%
 Average commission rate(2)                                                     $.0479     $.0466      -          -          -

(1)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998, WERE $458,588,628 AND
           $540,509,501, RESPECTIVELY.
(2)        FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
           SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
*          YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.

--------------------------------------------------------------------------------
8

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            For the Year Ended May 31,*
                                                                   1993       1992       1991       1990       1989
 Net asset value--beginning of period                            $14.38     $14.00     $11.57     $12.18      $9.82
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                      0.04       0.06       0.07       0.24       0.19
 Net realized and unrealized gain (loss) on investments            2.48       1.84       3.16       1.32       2.52
 Total income (loss) from investment operation                     2.52       1.90       3.23       1.56       2.71
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income                              0.00     (0.32)     (0.08)     (0.24)     (0.10)
 Distributions from net realized gain on investments             (1.11)     (1.20)     (0.72)     (1.93)     (0.25)
 Return of capital                                                 0.00       0.00       0.00       0.00       0.00
 Total dividends, distributions and return of capital to
 shareholders                                                    (1.11)     (1.52)     (0.80)     (2.17)     (0.35)
 Net asset value--end of period                                  $15.79     $14.38     $14.00     $11.57     $12.18
 Total return                                                    18.04%     14.09%     30.44%     15.33%     28.46%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)                       $231,595   $180,681   $131,420    $85,209    $81,948
 Ratio of expenses to average net assets                          0.83%      0.80%      0.78%      0.83%      0.80%
 Ratio of net investment income (loss) to average net assets      0.04%      0.12%      0.58%      2.05%      1.21%
 Ratio of expenses to average net assets without fee waivers      0.85%      0.85%      0.88%      0.88%      0.85%
 Ratio of net investment income (loss) to average net assets
 without fee waivers                                              0.02%      0.07%      0.48%      2.00%      1.16%
 Portfolio turnover rate(1)                                      56.23%     48.17%     75.43%     86.62%     74.03%
 Average commission rate(2)                                       -          -          -          -          -

(1)        A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO
           SECURITIES (EXCLUDING SECURITIES WITH A MATURITY DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND
           DIVIDING IT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE PERIOD. PURCHASES AND SALES OF
           INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE YEAR ENDED MAY 29, 1998, WERE $458,588,628 AND
           $540,509,501, RESPECTIVELY.
(2)        FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
           SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
*          YEAR ENDED MAY 30 FOR 1997 AND YEAR ENDED MAY 29 FOR 1998.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
                                                                  Fund Specifics
--------------------------------------------------------------------------------

 Investment Objective and Policies
--------------------------------------------------------------------------------

This section looks more closely at the Fund's investment objective, policies and securities in which it invests. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund. You should also carefully review the section entitled "Supplemental Information
- Information on Investment Policies and Additional Risk Factors" for a more detailed discussion of the instruments in which the Fund may invest and their associated risks. There can be no assurance that the Fund will achieve its investment objective.

Upon notice to shareholders, the Fund's investment objective and policies may be changed by the Trust's Board of Trustees without the approval of shareholders. In the event of a change, you may want to consider whether the Fund remains a suitable investment for you.

The Westcore MIDCO Growth Fund is designed for long-term investors who can tolerate the risks associated with investments in common stocks. It is most suitable for investors with a long-term investment horizon. The following questions are designed to help you better understand an investment in the Westcore MIDCO Growth Fund.

What is the Fund's investment objective and what are its primary investments?
--------------------------------------------------------------------------------

Westcore MIDCO Growth Fund seeks to maximize long-term capital appreciation (rather than current income) by investing primarily in common stocks. The Investment Adviser uses fundamental research techniques to identify medium-sized growth companies it believes to be attractive. The Investment Adviser believes medium-sized companies' earnings may be greatly impacted by factors such as new products and services, and more entrepreneurial management. Medium-sized companies may also have better opportunities for growth by gaining market share. In the Investment Adviser's view, medium-sized company securities may tend to be less volatile than the securities of smaller companies, while providing higher returns than larger company stocks.

In what types of securities does the Fund invest?
--------------------------------------------------------------------------------

The Investment Adviser selects securities for the Fund from an internally defined universe of medium-sized companies. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested as described below. Companies selected meet the Adviser's standard for business outlook, growth opportunities and valuation.


Westcore MIDCO Growth Fund, invests primarily in equity securities of medium capitalization companies. As of August 31, 1998, the median capitalization of companies held by the Westcore MIDCO Growth Fund was $2.4 billion. The median capitalization of the companies in the Westcore MIDCO Growth Fund can be expected to fluctuate over time. Under normal market conditions, at least 65% of the value of the Westcore MIDCO Growth Fund's total assets is invested in companies with market capitalizations of $900 million to $14 billion at the time of purchase.


--------------------------------------------------------------------------------
10

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

What are the other investment policies of the Fund?
--------------------------------------------------------------------------------

The Fund may invest in options, futures, preferred stocks, warrants, foreign currency transactions and fixed-income securities. The Fund may invest up to 25% of its total assets in securities which are below investment grade, whether rated or unrated, and which are convertible into common stock. The Fund may also invest, directly or indirectly up to 25% of its total assets in securities issued by foreign companies. The Fund may invest in real estate investment trusts ("REITs").

The Fund may invest in short-term instruments such as U.S. Government obligations, money market instruments, repurchase agreements and securities issued by other investment companies (within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act")) and dollar denominated debt obligations of foreign issuers including foreign corporations and governments and municipal obligations. In addition, the Fund may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis. The Fund may lend portfolio securities up to 30% of its total assets (including the value of the collateral for the loans). The Fund may hold uninvested cash reserves (which would not earn income) pending investment, to meet anticipated redemption requests or during temporary defensive periods.

What is the main risk of investing in an equity fund?
--------------------------------------------------------------------------------

The fundamental risk associated with any equity fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risks than other investment choices.

Although smaller or newer issuers are more likely to realize more substantial growth than larger or more established issuers, they are more likely to suffer more significant losses. Investments in such companies can be both more volatile and more speculative.


For a discussion of risks related to such investments as lower rated securities or "junk bonds," options and futures, foreign currency exchange transactions and "derivative" instruments in general in which the Fund may invest, see "Supplemental Information - Information on Investment Policies and Additional Risk Factors" beginning on page 33.


Is the Fund diversified and what does that mean?
--------------------------------------------------------------------------------

The Fund is diversified. Diversification is a means of reducing risk by investing the Fund's assets in a broad range of stocks or other securities in various industries and economic sectors. Diversification does not provide assurance against the possibility of loss.

How does the Fund try to reduce risk?
--------------------------------------------------------------------------------

  / / Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value.

  / / The Fund may adjust the securities it holds to include issues that are believed to involve less risk.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

  / / The Fund may use futures, options and similar instruments to attempt to hedge its portfolio against disadvantageous movements in securities prices and interest rates. The Fund may use various currency hedging techniques, including forward currency contracts, to manage exchange-rate risk when investing directly in foreign markets.

  / / To the extent that the Fund holds a large cash position, it may not participate in market declines (or advances) to the same degree as a fund that is more fully invested in common stocks.

What is meant by "market capitalization"?
--------------------------------------------------------------------------------

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding.

What potential risks and rewards may I experience if I invest in the Fund?
--------------------------------------------------------------------------------

An investment in the Fund presents the potential rewards and risks common to securities investments. The Fund invests primarily in common stocks. Although stocks historically have presented greater potential for capital appreciation than debt obligations, they do not provide the same assurance of income and may carry greater risk of loss.

The market value of debt obligations held by the Fund will also fluctuate, normally rising when interest rates fall and falling when interest rates rise. The value of some debt obligations may be more volatile than other types of instruments.

The Fund may invest in foreign securities that are considered attractive by Denver Investment Advisors. In addition to being more costly, foreign securities may be subject to potentially adverse political, governmental and economic developments and changes in foreign currency exchange rates.


The Fund may purchase certain derivative instruments that derive their value from the performance of underlying assets, interest or currency exchange rates, or indices. Derivative instruments present, to varying degrees, special market, volatility, leveraging, liquidity, pricing and operations risks. See "Supplemental Information - Risk Factors Associated with Derivative Instruments" on page 39.


The Fund may lend its securities and enter into repurchase agreements and reverse repurchase agreements with banks and broker/dealers that could experience financial difficulties and may make limited investments in illiquid securities.

As the Fund's investment adviser, Denver Investment Advisors will evaluate the rewards and risks presented by all securities purchased by the Fund and will determine how they will be used in furtherance of the investment objective of the Fund. It is possible, however, that Denver Investment Advisors' evaluations will prove to be inaccurate and, even when accurate, it is possible that the Fund will incur losses.

--------------------------------------------------------------------------------
12

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

 Fundamental Investment Limitations
--------------------------------------------------------------------------------

What are fundamental investment limitations?
--------------------------------------------------------------------------------

Fundamental investment limitations are those investment limitations that the Fund may not change without the approval of the holders of a majority of the Fund's outstanding shares. Some are summarized below (a complete list is set forth in the SAI).

The Westcore MIDCO Growth Fund may not:
--------------------------------------------------------------------------------

  / / Purchase securities if more than 5% of the Fund's total assets will be invested in the securities of any one issuer. However up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. Certain investments such as U.S. Government securities are not subject to this limitation.
  / / Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies. The Fund may also lend portfolio securities in an amount not exceeding 30% of its total assets.

For purposes of the preceding limitation "total assets" includes the value of the collateral for the securities loans.

The Fund will not purchase securities so long as its outstanding borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

If a percentage limitation or other statistical requirement is met at the time the Fund makes an investment, a later change in the percentage because of a change in the value of the Fund's portfolio securities generally will not constitute a violation.

Please call the Trust at 1-800-392-CORE (2673) if you have any questions or need any information.
--------------------------------------------------------------------------------

ALPS Mutual Funds Services, Inc. is the distributor for the Trust and has its principal office at:


  370 Seventeenth Street
  Suite 3100
  Denver, Colorado 80202


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS

                                            How To Invest and Obtain Information
--------------------------------------------------------------------------------

 This section tells you how to purchase, exchange and redeem your shares. It also explains various services and features offered in connection with your account. You may open an account and purchase shares of the Westcore Funds by completing an Account Application and returning it to Westcore with your check made payable to Westcore/SSB. You may obtain an Account Application by calling 1-800-392-CORE (2673).
--------------------------------------------------------------------------------


 How to Purchase, Exchange and Redeem

--------------------------------------------------------------------------------

Please call Westcore Funds at 1-800-392-CORE (2673) if you have any questions or need any information. ALPS Mutual Funds Services, Inc. is the distributor for Westcore Funds and has its principal office at 370 Seventeenth Street, Suite 3100, Denver, CO 80202.

 How to Contact Westcore Funds
--------------------------------------------------------------------------------


By Regular Mail:           Westcore Funds
                           P.O. Box 8319
                           Boston, MA 02266-8319
----------------------------------------------------------------------------
By Express, Certified or   Westcore Funds
Registered Mail:           c/o BFDS
                           66 Brooks Drive
                           Boston, MA 02184
----------------------------------------------------------------------------
By Telephone:              Westcore Investor Service Representative
                           Weekdays 7 a.m. to 6 p.m. Mountain Time
                           1-800-392-CORE (2673)
                           Westcore Automated Service Line
                           24 hours-a-day, seven days-a-week
                           1-800-392-CORE (2673)
----------------------------------------------------------------------------
By Computer:               Use your personal computer to access
                           www.westcore.com and the Westcore
                           Trans@ction Center 24 hours-a-day,
                           seven days-a-week.
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
14

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

 Purchasing Shares
--------------------------------------------------------------------------------


By Mail                    IF YOU ARE OPENING A NEW ACCOUNT:
                               Send a completed Account Application with a check or money order made out to
                               Westcore/SSB and mail to Westcore Funds at the address on pg. 14. Please be sure to provide your Social Security or taxpayer identification number on the application. Westcore Funds are only available to U.S. citizens or residents.

                           IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                               Complete the tear-off investment slip from your last statement and send it with your check or money order made out to Westcore/SSB to Westcore Funds at the address on pg. 14.

                               If you do not have an investment slip, please send a written request, following the instructions on pg. 24, along with the check or money order made out to Westcore/SSB.

                           IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW ACCOUNT WITH
                           IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND:
                               Send a written request, following the instructions on pg. 24 and include a check or money order made out to Westcore/SSB.


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

 Purchasing Shares (Continued)
--------------------------------------------------------------------------------


 By Telephone              IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                               You can make purchases into Westcore Funds accounts by calling
                               1-800-392-CORE (2673) and speaking with a Westcore Investor Service
                               Representative during normal business hours or using the Westcore Automated
                               Service Line 24 hours-a-day.

                               See pg. 24 for further information about the Westcore Automated Service
                               Line.

                           IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW ACCOUNT WITH
                           IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND:
                               You can open a new account copying your existing Westcore Funds account registration and account options by calling 1-800-392-CORE (2673) and speaking with a Westcore Investor Service Representative during normal business hours or using the Westcore Automated Service Line 24 hours-a-day.

                               See pg. 24 for further information about the Westcore Automated Service
                               Line.


--------------------------------------------------------------------------------
16

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

 Purchasing Shares (Continued)
--------------------------------------------------------------------------------


 By Automatic Investment   Complete the Automatic Investment Plan Section of your new Account Application
 Plan                      to have money automatically withdrawn from your bank account monthly, quarterly or annually (minimum is the equivalent of at least $50 per month). Mail the application to Westcore Funds at the address on pg. 14.

                           To add an Automatic Investment Plan to your existing account, please call us for the appropriate form.
------------------------------------------------------------------------------------
 By Computer               IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                               You can make purchases into Westcore Funds accounts by accessing the
                               Westcore Trans@ction Center at www.westcore.com 24 hours-a-day.

                               See pg. 24 for further information about the Westcore Trans@ction Center.

                           IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW ACCOUNT WITH
                           IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND:
                               You can open a new account copying your existing Westcore Funds account registration and account options by accessing the Westcore Trans@ction
                               Center at www.westcore.com 24 hours-a-day.

                               See pg. 24 for further information about the Westcore Trans@ction Center.
------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

 Purchasing Shares (Continued)
--------------------------------------------------------------------------------


 By Wire                   IF YOU ARE ADDING TO AN EXISTING ACCOUNT:
                               You can make purchases into Westcore Funds accounts by a wire transaction.
                               Please call 1-800-392-CORE (2673) and speak with a Westcore Investor Service
                               Representative during normal business hours for wiring instructions.

                           IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO OPEN A NEW ACCOUNT WITH
                           IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND:
                               You can open a new account copying your existing Westcore Funds account registration and account options by calling 1-800-392-CORE (2673) and receiving wiring instructions from a Westcore Investor Service
                               Representative during normal business hours.
------------------------------------------------------------------------------------
 In Person                 IF YOU ARE OPENING A NEW ACCOUNT OR ADDING TO AN EXISTING ACCOUNT:
                               A Westcore Investor Service Representative will be happy to assist you in person at 370 Seventeenth Street, Suite 3100, Denver, CO 80202 during normal business hours to open a new account or add to an existing account.
------------------------------------------------------------------------------------



Please make checks payable to Westcore/SSB in U.S. dollars and drawn on a bank located in the U.S. You may not purchase shares by cash, credit card, third party checks or checks drawn on foreign banks. If you are purchasing shares in a retirement account, please indicate whether the purchase is a rollover or a current year or a prior year contribution.


If a check does not clear your bank, the Funds reserve the right to cancel the purchase. If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase. If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. The Funds reserve the right to reject any order.

--------------------------------------------------------------------------------
18

[MOUNTAIN LOGO] WESTCORE FUNDS
                                            How To Invest and Obtain Information
--------------------------------------------------------------------------------

 Exchanging Shares
--------------------------------------------------------------------------------


  You may exchange your Fund shares for shares of the other Funds or the BlackRock Money
  Market Portfolio(1). Exchanges must meet the "Minimum Investments" described on pg. 24.
  Exchanges between accounts will be accepted only if the registrations are identical. If the shares you are exchanging are held in certificate form, you must return the certificate to Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319, with your request or prior to making any exchanges. You should read the Prospectus for the Fund into which you are exchanging. Please remember an exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non tax-deferred account. For further information on the exchange privilege, please call a Westcore Investor Service Representative at 1-800-392-CORE
  (2673).
 ----------------------------------------------------------------------------------------
 By Mail                  IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:
                          Please send a written request, following the instructions on
                          pg. 24.
                          IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO
                          EXCHANGE INTO A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND
                          ACCOUNT OPTIONS IN ANOTHER FUND:
                          Please send a written request, following the instructions on
                          pg. 24.
 ----------------------------------------------------------------------------------------
 By Telephone             IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:
                          Your account will automatically have telephone privileges, unless you specifically decline this option on the application or in writing. You can make exchanges into Westcore Funds
                          accounts by calling 1-800-392-CORE (2673) and speaking with a
                          Westcore Investor Service Representative during normal business hours or using the Westcore Automated Service Line 24
                          hours-a-day.
                          See pg. 24 for further information about the Westcore Automated
                          Service Line.
 ----------------------------------------------------------------------------------------


(1)BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY THE COMPASS CAPITAL MONEY MARKET PORTFOLIO) IS A NO-LOAD MONEY MARKET FUND ADVISED BY BLACKROCK ADVISORS INCORPORATED (FORMERLY PNC ASSET MANAGEMENT GROUP, INC.), SUB-ADVISED BY BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION (FORMERLY PNC INSTITUTIONAL MANAGEMENT CORPORATION) AND DISTRIBUTED BY BLACKROCK DISTRIBUTORS, INC. (FORMERLY COMPASS DISTRIBUTORS, INC.).

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

 Exchanging Shares (Continued)
--------------------------------------------------------------------------------


 By Telephone             IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO
 (Continued)              EXCHANGE INTO A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND
                          ACCOUNT OPTIONS IN ANOTHER FUND:
                          Your account will automatically have telephone privileges, unless you specifically decline this option on the application or in writing. You can exchange into a new account copying your existing Westcore Funds account registration and account
                          options by calling 1-800-392-CORE (2673) and speaking with a
                          Westcore Investor Service Representative during normal business hours or using the Westcore Automated Service Line 24
                          hours-a-day.
                          See pg. 24 for further information about the Westcore Automated
                          Service Line.
 ----------------------------------------------------------------------------------------
 Automatically            Call 1-800-392-CORE (2673) to receive instructions for
                          automatically exchanging shares between Funds on a monthly, quarterly or annual basis.
 ----------------------------------------------------------------------------------------
 By Computer              IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:
                          Your account will automatically have computer privileges,
                          unless you specifically decline this option on the application or in writing. You can make exchanges into Westcore Funds
                          accounts by accessing the Westcore Trans@ction Center at
                          www.westcore.com 24 hours-a-day.
                          See pg. 24 for further information about the Westcore
                          Trans@ction Center.
 ----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

 Exchanging Shares (Continued)
--------------------------------------------------------------------------------


 By Computer              IF YOU ALREADY HAVE AN EXISTING ACCOUNT AND YOU WISH TO
 (Continued)              EXCHANGE INTO A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND
                          ACCOUNT OPTIONS IN ANOTHER FUND:
                          Your account will automatically have computer privileges,
                          unless you specifically decline this option on the application or in writing. You can exchange into a new account copying your existing Westcore Funds account registration and account
                          options by accessing the Westcore Trans@ction Center at
                          www.westcore.com 24 hours-a-day.
                          See pg. 24 for further information about the Westcore
                          Trans@ction Center.
 ----------------------------------------------------------------------------------------
 In Person                IF YOU ARE EXCHANGING INTO A NEW ACCOUNT OR AN EXISTING
                          ACCOUNT:
                          A Westcore Investor Service Representative will be happy to assist you in person at 370 Seventeenth Street, Suite 3100,
                          Denver, CO 80202 during normal business hours to process an exchange into a new account or between existing accounts.
 ----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

 Redeeming Shares
--------------------------------------------------------------------------------


  You may redeem your Fund shares on any business day which the New York Stock Exchange is open. If you have any questions about how to redeem your shares, please call a
  Westcore Investor Service Representative at 1-800-392-CORE (2673).
  Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within seven business days after receipt of a valid redemption request.
  If you have authorized the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally on the next business day after receipt of a valid redemption request.
  If you have authorized the electronic funds transfer service, your redemption proceeds will be wired directly into your designated bank account normally on the second business day after receipt of a valid redemption request.
  If the shares being redeemed are held in certificate form, the certificate must be returned with or before your redemption request.
  If the shares being redeemed were purchased by check, telephone, computer or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.
 ----------------------------------------------------------------------------------------
 By Mail                  Please send a written request, following the instructions on
                          pg. 24.
 ----------------------------------------------------------------------------------------
 By Telephone             Your account will automatically have telephone privileges, unless you specifically decline this option on the application or in writing. You can make redemptions from Westcore Funds accounts by calling 1-800-392-CORE (2673) and speaking with a
                          Westcore Investor Service Representative during normal business hours or using the Westcore Automated Service Line 24
                          hours-a-day.
                          See pg. 24 for further information about the Westcore Automated
                          Service Line.
 ----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

 Redeeming Shares (Continued)
--------------------------------------------------------------------------------


 By Systematic            Complete the Systematic Withdrawal Plan Section of your new
 Withdrawal Plan          Account Application or call 1-800-392-CORE (2673) for the
                          appropriate form to have money automatically sent to your bank account monthly, quarterly or annually in any multiple of $50.
                          To add a Systematic Withdrawal Plan to your existing account, please call us for the appropriate form.
                          Participation requires a minimum of $10,000 in a Fund in order to initiate this plan. All dividends and distributions credited to your account must be reinvested.
 ----------------------------------------------------------------------------------------
 By Computer              Your account will automatically have computer privileges,
                          unless you specifically decline this option on the application or in writing. You can make redemptions from Westcore Funds accounts by accessing the Westcore Trans@ction Center at
                          www.westcore.com 24 hours-a-day.
                          See pg. 24 for further information about the Westcore
                          Trans@ction Center.
 ----------------------------------------------------------------------------------------
 By Wire                  Call 1-800-392-CORE (2673) during normal business hours or write Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319. You
                          will need to include proper written instructions as described on pg. 24. There is a $1,000 minimum per transaction made by wire.
 ----------------------------------------------------------------------------------------
 In Person                A Westcore Investor Service Representative will be happy to assist you in person at 370 Seventeenth Street, Suite 3100,
                          Denver, CO 80202 during normal business hours to process a redemption order.
 ----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

 General Account Policies
--------------------------------------------------------------------------------


  Westcore Funds may modify or terminate account policies, services and features, but will not materially modify or terminate them without giving shareholders 60 days' written notice. The Fund reserves the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.


Minimum Investments                                                       Amount

To open a new account                                                    $ 1,000
To open a new retirement account or certain other accounts                   250
To open a new account with an automatic investment plan                        0
To add to any type of account                                                 50

Written Instructions

  To process transactions in writing, your request should be sent to Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319 and must include the following information:

     / / the name of the Fund(s)
     / / the account number(s)
     / / the amount of money or number of shares
     / / the name(s) on the account
     / / the signature(s) of all registered account owners
         (signature guaranteed, if applicable)
     / / your daytime telephone number

 Additional Information on Telephone and Computer Service
--------------------------------------------------------------------------------


Normal business hours to speak with a Westcore Investor Service Representative at 1-800-392-CORE (2673) are 7am - 6 pm Mountain Time, Monday through Friday.



  Westcore Automated Service Line can be reached via 1-800-392-CORE (2673) for 24-hour access to account and fund information, purchases, exchanges and redemptions and ordering duplicate statements, tax forms or additional checkbooks for the BlackRock Money Market Portfolio.



  Visit our website at www.westcore.com to find out up-to-date information on each of the Westcore Funds. In addition, you can access the Westcore Trans@ction Center for 24-hour access to account information, purchases, exchanges and redemptions.



  You must authorize, on your account application or in writing, the ability to perform purchases and redemptions by electronic transfer from your bank account via the telephone and computer services.


--------------------------------------------------------------------------------
24

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


  All shareholders [except for certain accounts opened through Service Organizations (as defined below) and certain retirement accounts] automatically have access to Westcore Automated Service Line and Westcore Trans@ction Center unless specifically declined on the account application or in writing to Westcore Funds at P.O. Box 8319, Boston, MA 02266-8319.


  Shareholders can follow the instructions provided at the Westcore Automated Service Line and Westcore Trans@ction Center to access these services using a personal identification number(s).


  Automated Telephone and Computer redemptions are not available for shares held in individual retirement accounts sponsored by the Funds. In addition, automated telephone and computer exchanges and redemptions are not available for shares held in accounts registered to business entities (i.e. corporations, partnerships, sole proprietorships) or fiduciary entities (i.e. Uniform Gift to Minor Account, etc.).



  Each separate transaction type (purchases, exchange-in, exchange-out and redemptions) via the Automated Service Line and Westcore Trans@ction Center has a $25,000 daily maximum for transactions processed by the automated telephone and/or computer.



  Purchases or Redemptions by Wire are not available using either the Westcore Automated Service Line or Westcore Trans@ction Center.


  You may choose to initiate certain transactions by telephone or computer. Although Westcore Funds has designed procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the address of record, shareholders may give up some level of security by choosing to purchase, exchange or redeem shares by telephone or computer rather than by mail. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or computer transactions when procedures are followed which are reasonably designed to confirm that computer or telephone transaction request is genuine. It may be difficult to reach the Funds by telephone or computer during periods of unusual market activity. If this happens, you may redeem your shares by mail as described in this Prospectus.

  The Funds or their agents may, in case of emergency, temporarily suspend telephone and computer transactions and other shareholder services.

Signature Guarantee

  A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

  The guarantee must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed in the name of the guarantor by an authorized person with that person's title and the date. Westcore Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee a signature.

  Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the U.S.

  To protect your accounts from fraud, the following transactions will require a signature guarantee:

     / / Transferring ownership of an account.
     / / Redeeming more than $25,000 from your account.
     / / Redeeming by check payable to someone other than the
         account owner(s).
     / / Redeeming by check mailed to an address other than the address of record.
     / / Redemption check mailed to an address which has been changed within the last 30 days of the redemption request without a signature guarantee.
  The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Redemption of Low Balance Accounts


  If your account balance falls below the required minimums presented on page 24 a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the notice, the shares held in the account will be redeemed and the proceeds will be sent by check to your address of record. We reserve the right to increase the investment minimums.


Involuntary Redemptions

  We reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Address Changes

  To change the address on your account, call 1-800-392-CORE (2673) or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes


  To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-392-CORE (2673). Certain registration changes may have tax implications. Please contact your tax adviser.


--------------------------------------------------------------------------------
26

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

Share Certificates

  The Funds will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements.

Quarterly Consolidated Statements and Shareholder Reports


  Westcore Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you by January 31 of each year and filed with the Internal Revenue Service.


  Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds. Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.

Price of Fund Shares

  All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request and payment, if required, are received by the transfer agent or certain authorized broker-dealers or designated intermediaries in proper form. The Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the transfer agent or certain authorized broker-dealers or designated intermediaries by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading on the next business day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

  In the case of participants in certain employee benefit plans, purchase orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase order.


  Westcore has authorized certain broker-dealers to accept on its behalf purchase orders made through a 'mutual fund supermarket.' Such authorized broker-dealers may designate other intermediaries to accept purchase orders on behalf of Westcore.


--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS

--------------------------------------------------------------------------------

  The Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. The Fund's investments are valued at market value or, when market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.

 Accounts Opened Through A Service Organization
--------------------------------------------------------------------------------

You may purchase or sell Fund shares through an account you have with Denver Investment Advisors, any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore requires. Service Organizations may also impose charges, restrictions, transaction procedures or cut-off times different from those applicable to shareholders who invest in Westcore directly.

  A Service Organization may receive fees from the Trust or Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.


 Other Information

--------------------------------------------------------------------------------

Distributions
--------------------------------------------------------------------------------

The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Distribution Schedule
--------------------------------------------------------------------------------

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673). The Fund distributes income dividends and capital gain distribution in December only.

--------------------------------------------------------------------------------
28

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

Taxes
--------------------------------------------------------------------------------


The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.


You should note that if you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as "buying into a dividend."


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.


The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


 Performance Reporting
--------------------------------------------------------------------------------

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in newsletters, advertisements and in media articles. Newsletters, advertisements and other publications may include comparisons of the Fund's performance to the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services.

Aggregate total return - reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in the Fund over a specified measuring period.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------


 Performance Reporting (Continued)

--------------------------------------------------------------------------------

Average annual total return - represents the average annual percentage change in the value of an investment in the Fund over a specified measuring period. It is calculated by taking the aggregate total return for the measuring period and determining what constant annual return would have produced the same aggregate return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

Both methods of calculating total return assume that you have reinvested dividends made by the Fund during the period in Fund shares.

Any fees charged by your Service Organization directly to your account in connection with an investment in the Fund will not be included in the Fund's calculations of total return.

Performance quotations of the Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Because performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time.

 Management Of Fund
--------------------------------------------------------------------------------

Board of Trustees
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees. The SAI contains information about the Board of Trustees.

Investment Adviser
--------------------------------------------------------------------------------


Denver Investment Advisors serves as the investment adviser to the Fund. The Investment Adviser has its principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202. As of May 31, 1998, Denver Investment Advisors had approximately $11 billion in assets under active management. In addition to the Trust, Denver Investment Advisors also advises the Blue Chip Value Fund, Inc., a closed-end investment company portfolio.


Subject to the overall authority of the Trust's Board of Trustees, Denver Investment Advisors has agreed to provide a continuous investment program for the Fund, including investment research and management. These management responsibilities include, among other things, furnishing economic and statistical information as requested by the Trust's trustees and officers. The Investment Adviser makes investment decisions for the Fund and places orders for all purchases and sales of the Fund's portfolio securities.

--------------------------------------------------------------------------------
30

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

 Portfolio Manager
--------------------------------------------------------------------------------

  Todger Anderson, CFA, President of Denver
  Investment Advisors, has been primarily
  responsible for the day-to-day management of the Westcore MIDCO Growth Fund since its inception. Mr. Anderson has been a portfolio manager with

[BLACK AND WHITE PHOTOGRAPH OF TODGER ANDERSON]
  Denver Investment Advisors and its predecessor,
  Denver Investment Advisors, Inc., since 1975.
  He received his B.A. from Colby College and his
  M.B.A. from the University of Denver. Mr.
  Anderson works with securities analysts who
  from time to time purchase and sell specific
  securities under his
  supervision.
                                                           Todger Anderson, CFA,
                                  Portfolio Manager, Westcore MIDCO Growth Fund.
-------------------------------------------------------

 Breakdown of Management Expenses and Expense Limits
--------------------------------------------------------------------------------

Co-Administrators
--------------------------------------------------------------------------------

ALPS and Denver Investment Advisors serve as co-administrators to the Fund (the "Administrators"). As Administrators, they have agreed to: assist in maintaining the Fund's office; furnish the Fund with clerical and certain other services required by them; compile data for and prepare notices and semi-annual reports to the SEC; prepare filings with state securities commissions; coordinate federal and state tax returns; monitor the Fund's expense accruals; monitor compliance with the Fund's investment policies and limitations; and generally assist in the Fund's operations. The Administrators are entitled to receive a fee from the Fund for administrative services, computed daily and payable monthly, at the aggregate annual rate of .30% of the Fund's average daily net assets. The Administrators may voluntarily waive all or any portion of their administration fees from time to time.

Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of the Fund and to compute the net asset value and certain other financial information relating to the Fund. Pursuant to another agreement, ALPS responds to certain shareholder inquiries and transaction requests received via telephone.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of the Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to the Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by the Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to the Fund or its shareholders.

Transfer Agent
--------------------------------------------------------------------------------

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02015,

provides the Funds with transfer agency services in return for compensation.

  The Fund pays the Investment Adviser an advisory fee under the advisory agreement. The fee is set forth below and is expressed as an annual percentage of the Fund's average daily net assets:
    The contractual Advisory Fee for the Fee schedule is .65%.

    The effective Advisory Fee for the Year Ended May 29, 1998 is .65%.

  The Investment Adviser may from time to time voluntarily waive all or any portion of these fees and reimburse expenses of the Fund; however, it may modify or discontinue this practice at any time.

Other Information Concerning the Trust and its Shares
--------------------------------------------------------------------------------

Westcore Trust was originally organized as a Maryland corporation on January 11, 1982. It was reorganized as a Massachusetts business trust on December 10, 1985.

The Trust's Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes of shares. Pursuant to such authority, the Board has authorized the issuance of an unlimited number of shares representing interests in the Fund. No other classes or series of shares are currently offered.

Shareholder Meetings
--------------------------------------------------------------------------------

Westcore Trust does not presently intend to hold meetings of shareholders except as required by the 1940 Act or other applicable law. Under the 1940 Act, the Board of Trustees is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee or trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold. It is contemplated that the shareholders of the Fund will vote separately on matters pertaining to its investment advisory agreement and any changes in its fundamental investment limitations.

--------------------------------------------------------------------------------
32

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


As of September 14, 1998, Wells Fargo Bank and its affiliated banks possessed, on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of all of the outstanding shares of Westcore Trust; therefore, under the 1940 Act, may be deemed to be a controlling person of the Trust.


Year 2000 Risks
--------------------------------------------------------------------------------


Like other investment companies and financial service providers, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue". The Year 2000 Issue arises because most computer systems were designed to only handle a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on portfolio and operational areas including securities trade processing, securities pricing, shareholder account services, reporting, custody functions and others. The Adviser and Administrators are taking steps to address the Year 2000 Issue with respect to the computer systems that they use and to obtain assurance that comparable steps are being taken by the Fund's other major service providers, none of whom are affiliated with the Adviser or Administrators. As of the date of this Prospectus, it is not anticipated that shareholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Issue. However, there can be no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not adversely impact the Fund as a result of the Year 2000 Issue.



  In addition, the issuers of securities the Fund owns could have Year 2000 problems. For instance, the issuer's ability to make timely payments of dividends or interest and principal or to continue their operations or services may be impaired by the inadequate preparation of computer systems for the Year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally which, in turn, could impact the Fund's performance.


Inquiries
--------------------------------------------------------------------------------

Please write or call Westcore Trust at the address or telephone number listed on the back cover of this Prospectus with any inquiries you may have regarding the Fund.

 Supplemental Information
--------------------------------------------------------------------------------

Information On Investment Policies And Additional Risk Factors
--------------------------------------------------------------------------------

Denver Investment Advisors uses a range of different investments and investment techniques in seeking to achieve the Fund's investment objective.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

U.S. Government Obligations
--------------------------------------------------------------------------------

The Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Money Market Instruments
--------------------------------------------------------------------------------

The Fund may invest from time to time in money market instruments such as bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less. Bank obligations include bankers' acceptances, certain negotiable certificates of deposit and time deposits such as U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks. Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers.

Each Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. The Fund intends to invest only in funding agreements which have a put feature which may be exercised on seven days' notice.

Repurchase Agreements and Reverse Repurchase Agreements
--------------------------------------------------------------------------------

In a repurchase agreement, the Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss because of adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

--------------------------------------------------------------------------------
34

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

Lower-Rated Securities
--------------------------------------------------------------------------------

Investments in issuers of securities rated below investment grade (commonly known as "junk bonds") are considered to be more speculative than securities rated investment grade and higher. There are particular risks associated with these securities, including: (a) the relative youth and growth of the market;
(b) their greater sensitivity to interest rate and economic changes which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities which may adversely affect the price at which they could be sold; (d) a greater risk of default or price changes because of changes in the issuer's creditworthiness; and (e) the adverse impact that legislation restricting lower-rated securities may have on their market.

Securities Lending
--------------------------------------------------------------------------------

The Fund may lend its portfolio securities to institutional investors as a means of earning additional income. Securities loans present risks of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. A loan will not be made if, as a result, the total amount of the Fund's outstanding loans exceeds 30% of its total assets (including the value of the collateral for the loan).

Restricted Securities
--------------------------------------------------------------------------------


The Fund will not invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities include repurchase agreements, securities loans and time deposits that are not terminable within seven days, certain municipal leases and certain securities that are not registered under the securities laws. Pursuant to guidelines adopted by the Board of Trustees, the Investment Adviser may determine that certain securities that are not registered under the Securities Act of 1933, as amended, are not illiquid and therefore are not subject to this 15% limitation. However, there can be no assurance that a liquid market will exist for any security at a particular time.


In addition, the purchase of such securities could have the effect of increasing the level of illiquidity of the Fund during periods that qualified institutional buyers become uninterested in purchasing these restricted securities.

Convertible Securities
--------------------------------------------------------------------------------

The Fund may invest in convertible securities, including bonds and preferred stocks, that may be converted into common stock at a specified price or conversion ratio. The Fund uses the same research-intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks.

The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the prestated price.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

REITs
--------------------------------------------------------------------------------

The Fund may invest in equity securities of equity real estate investment trusts ("REITs") and mortgage REITs. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the 1940 Act.

Options and Futures
--------------------------------------------------------------------------------

The Fund may buy put options and call options and write covered call and secured put options on securities and securities indices. A put option gives the buyer the right to sell and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option. Writing a secured put option means that the Fund maintains in a segregated account with its custodian cash or U.S. Governmental securities in an amount not less than the exercise price of the option at all times during the option period. A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option. Writing a covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at the stated exercise price at all times during the option period. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index. Options purchased by the Fund will not exceed 5% of its net assets, and options written by the Fund will not exceed 25% of its net assets. All options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

The Fund may also invest to a limited extent in futures contracts and options on futures contracts in order to reduce its exposure to movements of security prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a contract or securities index. The Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade.

--------------------------------------------------------------------------------
36

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


Options and Futures (Continued)

--------------------------------------------------------------------------------

In accordance with regulations of the Commodity Futures Trading Commission, the Fund's commodities transactions must constitute bona fide hedging or other permissible transactions. In addition, the Fund may not engage in commodities transactions if the sum of the amount of initial margin deposits and premiums paid for related options, other than for bona fide hedging transactions, would exceed 5% of its assets (after certain adjustments). In connection with a position in a futures contract or related option, the Fund will create a segregated account of liquid, high-grade assets or will otherwise cover its position in accordance with SEC requirements.

Options trading and futures transactions are highly specialized activities and carry greater than ordinary investment risks. The primary risks associated with the use of options and futures contracts are: (1) options and futures may fail as hedging techniques when the price movements of the securities underlying them do not follow the price movements of the portfolio securities subject to the hedge; (2) the Fund will likely be unable to control losses by closing its position in these investments where a liquid secondary market does not exist;
(3) losses from investing in futures transactions because of unanticipated market movements are potentially unlimited; and (4) gains and losses on investments in options and futures depend on the Investment Adviser's ability to correctly predict the direction of securities prices, interest rates and other economic factors.

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS

--------------------------------------------------------------------------------

Foreign Currency Exchange Transactions
--------------------------------------------------------------------------------

Because the Fund may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, it may enter into currency exchange transactions from time to time. The Fund will purchase foreign currencies on a "spot" or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under these contracts the Fund would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Because there is a risk of loss to the Fund if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Fund's Board of Trustees.

The Fund may maintain "short" positions in forward foreign currency exchange transactions whereby the Fund would agree to exchange currency that it did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to the Fund's investments, the Fund would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

When-Issued Purchases and Forward Commitments
--------------------------------------------------------------------------------

The Fund may purchase or sell securities on a "when-issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. These transactions permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. The Fund would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs. Because the Fund is required to hold and maintain in a segregated account until the settlement date cash, U.S. Government securities or liquid assets, in an amount sufficient to meet the purchase price, the Fund's liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes.

Securities Issued by Other Investment Companies
--------------------------------------------------------------------------------

The Fund may invest in securities issued by other investment companies subject to the requirements of applicable securities laws. When the Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as a shareholder of that company. These expenses would be in addition to the Fund's own expenses.

--------------------------------------------------------------------------------
38

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

Foreign Securities
--------------------------------------------------------------------------------

There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Foreign investments may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Moreover, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Investments in foreign securities may be in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities. Up to 25% of the Fund's assets may be invested in securities issued by foreign companies, either directly (if the company's listed on a U.S. exchange) or indirectly through ADRs.

Portfolio Turnover
--------------------------------------------------------------------------------

  The Fund may sell a portfolio investment soon after it is purchased if the Investment Adviser believes that a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, tax consequences (including the possible realization of additional taxable capital gains and income) and other transaction costs, which must be borne directly by the Fund involved and ultimately by its shareholders.

Risk Factors Associated with Derivative Instruments
--------------------------------------------------------------------------------

The Fund may purchase certain "derivative" instruments as have been described under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, futures contracts, options, forward currency contracts and structured debt obligations.

Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more rapidly than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a

--------------------------------------------------------------------------------

[MOUNTAIN LOGO] WESTCORE FUNDS
--------------------------------------------------------------------------------

derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based or may be difficult to determine because of a lack of reliable objective information and an established secondary market; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Many of these instruments are proprietary products that have been recently developed by investment banking firms, and it is uncertain how they will perform under different economic and interest rate scenarios.

Questions? Call 1-800-392-CORE (2673)
--------------------------------------------------------------------------------

      [MOUNTAIN LOGO] WESTCORE FUNDS

       370 17th Street
       Suite 3100
       Denver, CO 80202

      1-800-392-CORE (2673)
       www.westcore.com


--------------------------------------------------------------------------------
40

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This page intentionally left blank.                                           41

 [MOUNTAIN LOGO] WESTCORE FUNDS

      370 17th Street
      Suite 3100
      Denver, CO 80202

     1-800-392-CORE (2673)
     www.westcore.com

          Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.


                                                                           WC111

                                   WESTCORE TRUST

                        Statement of Additional Information

                                        for



                             Westcore MIDCO Growth Fund
                              Westcore Blue Chip Fund
                          Westcore Growth and Income Fund
                        Westcore Small-Cap Opportunity Fund
                         Westcore Mid-Cap Opportunity Fund
                            Westcore Long-Term Bond Fund
                        Westcore Intermediate-Term Bond Fund
                         Westcore Colorado Tax-Exempt Fund


                                  October 1, 1998

                                 TABLE OF CONTENTS

                                                                           PAGE

THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . . . . . .    3
NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. . . . . . . . . . . . . .   28
DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .   31
ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . . . . . . . .   32
MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . .   33
CUSTODIAN AND TRANSFER AGENT. . . . . . . . . . . . . . . . . . . . . . .   43
EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS. . . . . . . . . . . .   44
MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   51
APPENDIX A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A-1
APPENDIX B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-1
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . FS-1


     This Statement of Additional Information is meant to be read in conjunction with the Funds' Prospectus dated October 1, 1998, as the same is revised from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely based upon the information contained herein. Audited financial statements for the Funds as of May 29, 1998 are attached hereto. Copies of the Funds' Prospectus and financial statements may be obtained by calling 1-800-392-CORE (2673) or by writing ALPS Mutual Funds Services, Inc. at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                                     THE TRUST

          Westcore Trust (the "Trust") is a Massachusetts business trust which was organized on December 10, 1985 as an open-end management investment company. The Trust's predecessor was originally incorporated in Maryland on January 11, 1982.


          The Trust is authorized to issue separate classes of shares representing interests in separate investment portfolios. This Statement of Additional Information pertains to the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Growth and Income Fund, Westcore Small-Cap Opportunity Fund, Westcore Mid-Cap Opportunity Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund (each, a "Fund" and collectively, the "Funds"). The Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Growth and Income Fund, Westcore Mid-Cap Opportunity Fund and Westcore Small-Cap Opportunity Fund are sometimes referred to as the "Westcore Equity Funds." The Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund are sometimes referred to as the "Westcore Bond Funds." For information concerning any investment portfolios offered by the Trust, contact ALPS Mutual Funds Services, Inc. ("ALPS") at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202 or call 1-800-392-CORE (2673).



                         INVESTMENT OBJECTIVES AND POLICIES

          The Prospectus for the Funds describes the Funds' investment objectives. The following information supplements and should be read in conjunction with the description of the investment objective and policies for each Fund in the Prospectus.

PORTFOLIO TRANSACTIONS

          Denver Investment Advisors LLC ("Denver Investment Advisors" or the "Investment Adviser") serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the "Advisory Agreement").

          Subject to the general supervision of the Trust's Board of Trustees and the provisions of the Trust's Advisory Agreement relating to the Funds, Denver Investment Advisors makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.


          The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities, including options, that have maturities or expiration dates at the time of acquisition of one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective. It is estimated that the annual portfolio turnover rate of the Westcore Mid-Cap Opportunity Fund (a new portfolio) will not exceed 90 %.


          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. During the fiscal years ended May 31, 1998, 1997 and 1996, the Funds paid the following amounts in brokerage commissions:



                              BROKERAGE COMMISSIONS PAID

                                             Year Ended   Year Ended Year Ended
                                                May 29,    May 30,      May 31,
                                                1998        1997        1996
                                                ----        ----        ----
Westcore MIDCO Growth Fund                    $793,591   $ 742,296    $674,234

Westcore Blue Chip Fund                         74,156      71,227      86,601

Westcore Growth and Income Fund                 14,776      23,464      61,996

Westcore Intermediate-Term Bond Fund                 0           0       2,343

Westcore Small-Cap Opportunity Fund            113,825      83,927      48,650
                                              --------   ---------  ----------

Aggregate Commissions                         $996,348   $ 920,914  $  873,824
                                              --------   ---------  ----------
                                              --------   ---------  ----------



          For the same periods the Westcore Long-Term Bond Fund and Westcore Colorado Tax-Exempt Fund did not pay any brokerage commissions. During the fiscal years ended May 31, 1998, 1997 and 1996, no brokerage commissions were paid by any Funds to an affiliated broker of the Trust.

          There is generally no stated commission in the case of portfolio securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Denver Investment Advisors will normally deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution terms are available elsewhere or as described below. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.
A Fund will engage in this practice, however, only when the Investment Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

          The Advisory Agreement for the Funds provides that the Investment Adviser will seek to obtain the best overall terms available in executing portfolio transactions and selecting brokers or dealers. In assessing the best overall terms available for any transaction, Denver Investment Advisors will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes Denver Investment Advisors to cause any of the Funds to pay a broker-dealer that furnishes brokerage and research services a higher commission than that charged by another broker-dealer for effecting the same transaction, provided that Denver Investment Advisors determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of that particular transaction or the overall responsibilities of Denver Investment Advisors to the Fund. Such brokerage and research services might consist of reports and statistics of specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

          Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable by the Funds. The trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Investment Adviser. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.



          The Funds may from time to time purchase securities issued by the Trust's regular broker/dealers (as defined in Rule 10b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) or their parents. As of May 31, 1998, the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund and Westcore Intermediate-Term Bond Fund held securities of the Trust's regular broker/dealers (or their parents) that derive more than 15% of their gross revenues from securities-related activities. As of that date, the Westcore MIDCO Growth Fund and Westcore Intermediate-Term Bond Fund had aggregate holdings of securities of Merrill Lynch & Co. of $7,970,457 and $439,349, respectively. Also, as of May 31, 1998, the Westcore Blue Chip Fund had aggregate holdings of securities of Bear Stearns Companies Inc., Lehman Brothers Holdings Inc. and NationsBank Corp. of $1,681,750, $1,305,250 and $1,583,175, respectively.

          Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Investment Adviser, ALPS or an affiliated person (as the term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). However, Denver Investment Advisors is authorized in allocating purchase and sale orders for portfolio securities to broker/dealers and other financial institutions (including institutions that are affiliated with the Investment Adviser or principal underwriter) to take into account the sale of Fund shares if Denver Investment Advisors believes that the quality of the transaction and the amount of the commission are comparable to those of other qualified brokerage firms. In addition, the Westcore Colorado Tax-Exempt Fund will not purchase securities during the existence of any underwriting group or related selling group of which ALPS, the Investment Adviser, or any affiliated person of any of them, is a member, except to the extent permitted by the SEC. In certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

          Investment decisions for each Fund are made independently from those for the other Funds and investment companies and accounts advised or managed by the Investment Adviser. Such other investment companies and accounts also may invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the available securities will be allocated between the Fund and the other purchaser in a manner which Denver Investment Advisors believes to be equitable to both. In some instances, this may adversely affect the price paid or received by a Fund or the size of the position obtained by or disposed of by the Fund. To the extent permitted by law, Denver Investment Advisors may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

MOODY'S AND S&P RATINGS

          The ratings of ratings agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. Denver Investment Advisors will consider such an event in determining whether the Fund involved should continue to hold the obligation.

          The payment of principal and interest on most debt securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL OBLIGATIONS (WESTCORE BOND FUNDS)

          Municipal Obligations include "general obligation" securities, "revenue" securities, private activity bonds and "moral obligation" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue securities are payable only from the revenues derived from a particular facility, the proceeds of a special excise tax or another specific revenue source such as the user of the facility being financed. Private activity bonds (E.G., bonds issued by industrial development authorities) are issued by or on behalf of public authorities to finance various privately-operated facilities. Such bonds are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular federal income tax and, for the Westcore Colorado Tax-Exempt Fund, not treated as a specific tax preference item under the federal alternative minimum tax. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. Moral obligation securities are normally issued by special purpose public authorities. If the issuer is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


          Certain Municipal Obligations held by the Westcore Colorado Tax-Exempt Fund may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of the issuer's default. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.


          Although the Westcore Colorado Tax-Exempt Fund will invest most of its assets, under normal circumstances, in intermediate-term Municipal Obligations, the Fund may also purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

          Within the types of Municipal Obligations described above there are other categories, including municipal leases, which are often sold in the form of certificates of participation. These obligations are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain of these obligations present the risk that a municipality may not appropriate funds for the lease payments. Moreover, lease obligations may be limited by municipal charter or other provisions that do not permit acceleration of the lease obligation upon default. Because certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances, they are not as liquid or marketable as other types of Municipal Obligations and are generally valued at par or less than par in the open market.

          There are variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

          Payment on Municipal Obligations relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations.

          In the event of a foreclosure, collection of proceeds may be delayed and may not be sufficient to pay the principal or accrued interest on the defaulted Municipal Obligations.

STAND-BY COMMITMENTS (WESTCORE COLORADO TAX-EXEMPT FUND)

          The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments may be sold, transferred or assigned by the Fund only with the underlying instrument.

          The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Investment Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Obligations, which would continue to be valued in accordance with the Fund's normal method of valuation. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value.

SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN COLORADO OBLIGATIONS (WESTCORE COLORADO TAX-EXEMPT FUND)

          The concentration of the Westcore Colorado Tax-Exempt Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.


          The Fund believes the information summarized below describes some of the more significant developments relating to securities of (i) municipalities or other political subdivisions or instrumentalities of the State of Colorado (the "State") which rely, in whole or in part, on AD VALOREM real property taxes and other general funds of such municipalities or political subdivisions or (ii) the State. The sources of such information include the official publications of the State, as well as other publicly available documents. The Fund has not independently verified any of the information contained in such official publications and other publicly available documents, but is not aware of any facts which would render such information inaccurate.



ECONOMIC FACTORS. Based on data published by the State of Colorado, Office of State Planning and Budgeting as presented in the COLORADO ECONOMIC PERSPECTIVE, FOURTH QUARTER, FISCAL YEAR 1997-98, JUNE 20, 1998 (the "Economic Report"), nearly 55% of non-agricultural employment in Colorado in 1997 was concentrated in the retail and wholesale trade and service sectors, reflecting the importance of tourism to the State's economy and of Denver as a regional economic and transportation hub. The government and manufacturing sectors followed as the next largest employment sectors in the State, representing approximately 15.9% and 10.3%, respectively, of non-agricultural employment in the State in 1997. The Office of Planning and Budgeting projects similar concentrations for calendar years 1998 and 1999.



          According to the Economic Report, the Colorado unemployment rate improved from an average of 4.2% during 1996 to 3.3% during 1997. Total retail sales increased by 5.6% during calendar year 1997. Colorado continued to surpass the employment growth rate of the U.S., with a 4.0% rate of growth for Colorado in 1997, as compared with 2.3% for the nation as a whole. The rate of job growth in Colorado is projected in the Economic Report to be 3.9% in 1998.



          Personal income rose 7.2% in Colorado during 1997, as compared with an increase of 5.8% for the nation as a whole.



RESTRICTIONS OF APPROPRIATION AND REVENUES. The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. By statute, the amount of General Fund revenues available for appropriation is based upon revenue estimates which, together with other available resources, must exceed annual appropriations by the amount of the unappropriated reserve (the "Unappropriated Reserve"). The Unappropriated Reserve requirement for fiscal years 1991, 1992, and 1993 was set at 3% of total appropriations from the

General Fund. For fiscal years 1994 and thereafter, the Unappropriated Reserve requirement is 4% of total appropriations from the General Fund. In addition to the Unappropriated Reserve, a constitutional amendment approved by Colorado voters in 1992 requires the State and each local government to reserve a certain percentage of its fiscal year spending (excluding bonded debt service) for emergency use (the "Emergency Reserve"). The minimum Emergency Reserve was set at 1% for 1993 and 2% for 1994 and is set at 3% for 1995 and later years. For fiscal year 1992 and thereafter, General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5% of Colorado personal income or (ii) 106% of the total General Fund appropriations for the previous fiscal year. This restriction does not apply to any General Fund appropriations which are required as a result of a new federal law, a final state or federal court order or moneys derived from the increase in the rate or amount of any tax or fee approved by a majority of the registered electors of the State voting at any general election. In addition, the statutory limit on the level of General Fund appropriations may be exceeded for a given fiscal year upon the declaration of a State fiscal emergency by the State General Assembly.



          According to the Economic Report, the fiscal year 1997 ending General Fund balance was $514.1 million, which was $152.1 million over the combined Unappropriated Reserve and Emergency Reserve requirements. The 1996 fiscal year ending General Fund balance was $368.5 million, or $28.2 million over the required Unappropriated Reserve and Emergency Reserve. Based on the Economic Report estimates, the fiscal year 1998 ending General Fund balance is expected to be approximately $823.6 million, or $440.6 million over the required Unappropriated Reserve and Emergency Reserve.



          On November 3, 1992, voters in Colorado approved a constitutional amendment (the "Amendment") which, in general, became effective December 31, 1992, and restricts the ability of the State and local governments to increase revenues and impose taxes. The Amendment applies to the State and all local governments, including home rule entities ("Districts"). Enterprises, defined as government-owned businesses authorized to issue revenue bonds and receiving under 10% of annual revenue in grants from all Colorado state and local governments combined, are excluded from the provisions of the Amendment.



          The provisions of the Amendment are unclear and have required judicial interpretation. Among other provisions, the Amendment requires voter approval prior to tax increases, the imposition of a new tax, creation of debt, or mill levy or valuation for assessment ratio increases or a change of tax policy resulting in a net revenue gain. The Amendment also limits increases in government spending and property tax revenues to specified percentages. The Amendment requires that District property tax revenues yield no more than the prior year's revenues adjusted for inflation, voter approved changes and (except with regard to school districts) local growth in property values according to a formula set forth in the Amendment. School districts are allowed to adjust tax levies for changes in student enrollment. Pursuant to the Amendment, local government spending is to be limited by the same formula as the limitation for property tax revenues. The Amendment limits increases in expenditures from the State General Fund and program revenues (cash funds) to the growth in inflation plus the percentage change in State population in the prior calendar year. The bases for initial spending and revenue limits were fiscal year 1992 spending and 1991 property taxes collected in 1992. The bases for spending and revenue limits for each subsequent fiscal years are the prior fiscal year's spending and property taxes collected in the prior calendar year. Debt service changes, reductions and voter-approved revenue changes are excluded from the calculation bases. The Amendment also prohibits new or increased real property transfer taxes, new State real property taxes and local District income taxes.



          Litigation concerning several issues relating to the Amendment has been brought in the Colorado courts. The litigation deals with three principal issues: (i) whether Districts can increase mill levies to pay debt service on general obligation bonds without obtaining voter approval; (ii) whether a multi-year lease-purchase agreement subject to annual appropriation is an obligation which requires voter approval prior to execution of the agreement; and (iii) what constitutes an "enterprise" which is excluded from the provisions of the Amendment. In September, 1994, the Colorado Supreme Court held that Districts can increase mill levies to pay debt service on voter approved general obligation bonds issued after the effective date of the Amendment; in June, 1995 the Colorado Supreme Court validated mill levy increases to pay general obligation bonds issued prior to the Amendment provided that such bonds or bonds issued to refund such bonds were voter approved. In late 1994, the Colorado Court of Appeals held that multi-year lease-purchase agreements subject to annual appropriation do not require voter approval. The time to file an appeal in that case has expired. Finally, in May, 1995, the Colorado Supreme Court ruled that entities with the power to levy taxes may not themselves be "enterprises" for purposes of the Amendment; however, the Court did not address the issue of how valid enterprises may be created. Many Colorado local governments interpret this decision to mean that a government with taxing power cannot be an enterprise but that a business activity (such as a utility) owned by such a government can be an enterprise. Additional litigation in the "enterprise" arena may be filed in the future to clarify these issues. The Colorado Supreme Court also has decided that voters can authorize a government to keep and spend all revenues received in excess of the spending limits. Other aspects of the spending limit are being litigated in district court actions.



          According to the Economic Report, for fiscal year 1997, general fund revenues (adjusted for cash funds that are exempt from the Amendment) were $4,639.9 million and program revenues (cash funds) were $2,007.7 million, for revenues totaling $6,647.6 million. During calendar year 1995, population and inflation grew at rates of 4.3% and 2.3%, respectively, for a combined total limit of 6.6%. Accordingly, under the Amendment, increases in State expenditures during the 1997 fiscal year could not exceed $6,508.6 million and the actual 1997 general fund and program revenues of $6,647.6 million were over the limit. The excess of $139 million was refunded to Colorado taxpayers. The limitation for fiscal year 1998 is 5.5% over the revenue limit for the 1997 fiscal year; accordingly, 1998 fiscal year revenues cannot exceed $6,866.6 million. Fiscal year 1998 revenues are estimated to be $528.8 million over the limitation. A measure pertaining to the excess fiscal year 1998 revenues was passed by the General Assembly and will appear on the November 1998 ballot for voter approval. The measure, if approved, would provide that $200 million per year would be spent during each of the next five years for highway and educational construction. The General Assembly has not yet determined how the remaining $338.6 million of excess revenues for fiscal year 1998 will be refunded. The limitation for the 1999 fiscal year is currently projected to be 5.3% which translates to a revenue limit of approximately $7,230.5 million for fiscal year 1999. The State projects that revenues will exceed the Amendment limitation for the foreseeable future.


          There is also a statutory restriction on the amount of annual increases in taxes that the various taxing jurisdictions in Colorado can levy without electoral approval. This restriction does not apply to taxes levied to pay general obligation debt.


COLORADO STATE FINANCES. As the State experienced revenue shortfalls in the mid-1980s, it adopted various measures, including impoundment of funds by the Governor, reduction of appropriations by the General Assembly, a temporary increase in the sales tax, deferral of certain tax reductions and inter-fund borrowings. According to State of Colorado Audited Finance Reports, under generally accepted accounting principles, the State had unrestricted General Fund ending balances at June 30 of approximately $326.8 million in fiscal year 1993, $320.4 million in fiscal year 1994, $408.0 million for fiscal year 1995, $368.5 million for fiscal year 1996, and $514.1 million for fiscal year 1997.



          For fiscal year 1997, the following tax categories generated the following percentages of the State's $4,679.4 million total revenues (accrual basis): individual income taxes represented 55% of gross fiscal year 1997 receipts; sales, use, and other excise taxes represented 32.5% of gross fiscal year 1997 receipts; and corporate income taxes represented 5.1% of gross fiscal year 1997 receipts. For fiscal year 1998, General Fund revenues of approximately $5,339.7 million and appropriations of approximately $4,733.7 million are projected. The percentages of General Fund revenue generated by type of tax for fiscal year 1998 are not expected to be significantly different from fiscal year 1997 percentages.


DEBT. Under its constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions which are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local government units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an AD VALOREM property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases which are subject to annual appropriation at the option of the local government.
Local governments in Colorado also issue tax anticipation notes. The Amendment requires prior voter approval for the creation of any multiple fiscal year debt or other financial obligation whatsoever, except for refundings at a lower rate or obligations of an enterprise.

          Economic conditions in the State may have continuing effects on other governmental units within the State (including issuers of the Colorado obligations in the Fund), which, to varying degrees, have also experienced reduced revenues as a result of recessionary conditions and other factors.

U.S. GOVERNMENT OBLIGATIONS (ALL WESTCORE FUNDS)

          Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be held by a Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association ("Fannie Mae"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Freddie Mac, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

MONEY MARKET INSTRUMENTS (ALL WESTCORE FUNDS)

          Each Fund may invest from time to time in "money market instruments" such as bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including instruments issued or supported by the credit of U.S. or foreign banks. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Investment Adviser deems the instrument to present minimal credit risks, these investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% and 25%, respectively, of each Fund's total assets at the time of purchase.

          Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Investments by a Fund in commercial paper and similar corporate obligations will consist of issues that are rated within the highest rating category by one or more Rating Agencies at the time of purchase and unrated paper determined by the Investment Adviser at the time of purchase to be of comparable quality.

          For the Westcore Colorado Tax-Exempt Fund, investments in money market instruments, together with investments in other instruments (such as U.S. Government obligations and repurchase agreements) that are subject to federal income tax, will not exceed 20% of the total assets of the Fund except when made for temporary defensive purposes. The Westcore Colorado Tax-Exempt Fund may also hold uninvested cash reserves which do not earn income pending investment, during temporary defensive periods or if, in the opinion of its Investment Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested by the Westcore Colorado Tax-Exempt Fund.

VARIABLE AND FLOATING RATE INSTRUMENTS (WESTCORE BOND FUNDS)

          These Funds may purchase variable and floating rate obligations as described in the Prospectus. The Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor the issuer's financial ability to meet payment on demand.

          Variable and floating rate demand instruments acquired by a Fund may include participations in Municipal Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Investment Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

          While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Funds, the Funds may, from time to time as specified in the instrument, demand payment in full of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss. Variable and floating rate instruments with no active secondary market will be included in the calculation of a Fund's illiquid assets. See "Restricted Securities."

REPURCHASE AGREEMENTS (ALL WESTCORE FUNDS)

          A Fund will enter into repurchase agreements only with financial institutions deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller and the seller must maintain the value of the securities subject to the agreement and held by the Fund as collateral at 101% of the repurchase price.

          Although the securities subject to repurchase agreements may bear maturities exceeding 13 months, each Fund does not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days after notice by the Fund. If in the future a Fund were to enter into repurchase agreements with deemed maturities in excess of seven days, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 15% of the value of the Fund's net assets.

          The repurchase price under repurchase agreements entered into by a Fund generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian or in the Federal Reserve/Treasury book-entry system.

          Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations.

REVERSE REPURCHASE AGREEMENTS (ALL WESTCORE FUNDS)

          When a Fund enters into a reverse repurchase agreement, it maintains in a separate custodial account cash, U.S. Government obligations or other liquid high-grade debt obligations that have a value at least equal to the repurchase price.

          Reverse repurchase agreements involve the risk that the value of portfolio securities a Fund sells may decline below the price it must pay when the transaction closes.

          As reverse repurchase agreements are deemed to be borrowings by the SEC, each Fund is required to maintain continuous asset coverage of 300%.
Should the value of a Fund's assets decline below 300% of borrowings, a Fund may be required to sell portfolio securities within three days to reduce the Fund's debt and restore 300% asset coverage.

LOWER-RATED SECURITIES (WESTCORE EQUITY FUNDS)

          While any investment carries some risk, certain risks associated with lower-rated securities (commonly referred to as "junk bonds") are different than those for investment grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. If an issuer of a security held by a Fund defaults, the Fund may incur additional expenses to seek recovery. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund's net asset value per share.

          In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. This may occur where there is no established secondary market for the security or the security is thinly traded. As a result, a Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may adversely affect the value and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market. Illiquid or restricted securities held by the Funds may involve special registration responsibilities, liabilities, costs and valuation difficulties.

          The ratings of Rating Agencies evaluate the safety of a lower-rated security's principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, the Investment Adviser continuously monitors the issuers of lower-rated securities held in a Fund's portfolio for their ability to make required principal and interest payments. If a security undergoes a rating revision, the Fund involved may continue to hold the security if the Investment Adviser decides this is appropriate.

SECURITIES LENDING (ALL WESTCORE FUNDS OTHER THAN THE COLORADO TAX-EXEMPT FUND)

          Each of these Funds may lend its portfolio securities to institutional investors as a means of earning additional income. Such loans must be continuously secured by certain liquid, high-grade collateral equal at all times to at least the market value of the securities loaned. Securities loans will be made only to borrowers deemed by the Investment Adviser to present minimal credit risks and when, in its judgment, the income to be earned from the loan justifies the possible risks.

          When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, these loans may be called at any time and will be called if a material event affecting the investment were to occur.

          Collateral for such securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which meets the investment standards of a Fund and whose securities are eligible for purchase under the objectives, policies and limitations of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

RESTRICTED SECURITIES (ALL WESTCORE FUNDS)

          No Fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. Securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers under Rule 144A are subject to this limitation unless the Investment Adviser under the supervision of the Board determines that a liquid trading market exists.

          Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933, as amended, for resales of certain securities to qualified institutional buyers. The Investment Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

          The Investment Adviser monitors the liquidity of restricted securities in each of the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, the Investment Adviser will consider such factors as: (a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

RIGHTS OFFERINGS AND WARRANTS TO PURCHASE (ALL WESTCORE FUNDS)

          These Funds may participate in rights offerings and may purchase warrants. These instruments are privileges enabling the owners to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund involved could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the expiration of the rights and warrants. Also, the purchase of rights or warrants involves the risk that the effective price paid for them, when added to the subscription price of the related security, may exceed the value of the subscribed security's market price. This could occur when there is no movement in the level of the underlying security.

ASSET-BACKED SECURITIES (WESTCORE BOND FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          These Funds may purchase asset-backed securities issued by either governmental or non-governmental entities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Payment on asset-backed securities of private issues is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations and credit card receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Funds may also invest in other types of asset-backed securities that may be available in the future.

          The calculation of the average weighted maturity of asset-backed securities is based on estimates of average life.

          Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of both interest and principal on the securities are typically made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

          Asset-backed securities are considered an industry for industry concentration purposes.

          In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

MORTGAGE-RELATED SECURITIES (WESTCORE BOND FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          MORTGAGE BACKED SECURITIES GENERALLY. Mortgage backed securities held by the Bond Funds represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his lending institution are "passed-through" to an investor such as the Funds. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuers or poolers so that they can meet their obligations under the policies. Mortgage backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

          Interests in pools of mortgage backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage backed securities are described as "modified pass-through". These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

          The Funds may purchase mortgage-related securities that are secured by entities such as Government National Mortgage Association ("GNMA"), Fannie Mae, Freddie Mac, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities also include Fannie Mae guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae guaranteed Mortgage Pass-Through Certificates are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage-related securities include Freddie Mac Mortgage Participation Certificates (also known as "PCs"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac PCs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac PCs entitle the holder to timely payment of interest, which is guaranteed by the Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          UNDERLYING MORTGAGES. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one to four family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Bond Funds may purchase pools of variable rate mortgages ("VRM"), growing equity mortgages ("GEM"), graduated payment mortgages ("GPM") and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that a Portfolio is actually invested in VRM's, its interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Portfolios' net asset value since the prices at which these securities are valued will reflect the payment procedures.

          All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

          Each Fund may invest in multiple class pass-through securities, including CMOs and REMIC Certificates. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests, which in general are junior and more volatile than regular interests. The Funds do not intend to purchase residual interests. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

          Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that amount may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security's maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security's return to a Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. The compounding effect from reinvestment of monthly payments received by the Funds will increase their respective yields to shareholders, compared to bonds that pay interest semi-annually.

          CMOs may involve additional risks other than those found in other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, which are unacceptable to the Fund based on the Fund's analysis of the market value of the security.

          As new types of mortgage-backed securities are developed and offered in the market, the Trust may consider making investments in such new types of securities.

OPTIONS (ALL WESTCORE FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          Each Fund, other than the Westcore Colorado Tax-Exempt Fund, may purchase put and call options and may write covered call and secured put options issued by the Options Clearing Corporation which are traded over-the-counter or are listed on a national securities exchange. Such options may relate to particular securities or to various stock or bond indexes, except that a Fund may not write covered call options on an index. A Fund may also invest in index futures contracts and options on index futures contracts for hedging purposes.
A Fund may not purchase options or purchase or sell futures contracts or options on futures contracts unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of its total assets. Purchasing options is a specialized investment technique that may entail the risk of a complete loss of the amounts paid as premiums to the writer of the option.

          In order to close out call or put option positions, the Fund will be required to enter into a "closing purchase transaction" -- the purchase of a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, a Fund will effect a closing purchase transaction to close out any existing call option on that security. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or a Fund delivers the underlying security upon exercise.

          By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents a profit. In addition, a Fund is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. If a Fund writes a secured put option, it assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. If the Investment Adviser is incorrect in its forecast for the underlying security or other factors when writing options, a Fund would be in a worse position than it would have been had the options not been written.

          In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

          When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

          As noted in the Prospectus, there are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets which could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("National Securities Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a National Securities Exchange on opening transactions, closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a National Securities Exchange; the facilities of a National Securities Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more National Securities Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that National Securities Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that National Securities Exchange would continue to be exercisable in accordance with their terms. A Fund will likely be unable to control losses by closing its position where a liquid secondary market does not exist. Moreover, regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than their underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.

          A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

FUTURES AND RELATED OPTIONS (WESTCORE EQUITY AND WESTCORE BOND FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          These Funds may invest in futures contracts and related options (including, but not limited to, interest rate futures contracts and index futures contracts). For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS (WESTCORE EQUITY FUNDS)

          A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a specified price and future date, which may be any fixed number of days from the date of the contract.
These contracts establish an exchange rate at a future date and are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. These contracts generally have no deposit requirement and are traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline.

          Forward foreign currency exchange contracts allow a Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. It is thereby possible to focus on the opportunities presented by the security apart from the currency risk. Although these contracts are of short duration, generally between one and twelve months, they frequently are rolled over in a manner consistent with a more long-term currency decision. Although foreign currency hedging transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (ALL WESTCORE FUNDS)

          When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, its custodian will set aside cash or certain liquid high-grade debt obligations equal to the amount of the purchase or the commitment in a separate account. Normally, the custodian will set aside portfolio securities to meet this requirement. The market value of the separate account will be monitored and in the event of a decline, the Fund will be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

          The Funds will enter into these transactions only with the intention of completing them and actually purchasing or selling the securities involved. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

          When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The value of the securities underlying a when-issued or forward commitment transaction, and any subsequent fluctuations in their value, are taken into account when determining a Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES (ALL WESTCORE FUNDS)

          Securities issued by other investment companies may be acquired by the Funds within the limits prescribed by the 1940 Act. The Westcore Colorado Tax-Exempt Fund may only invest in investment companies which invest in high-quality, short-term taxable instruments or tax-exempt instruments and which determine their net asset value per share on the amortized cost or penny-rounding method.

INVESTMENT LIMITATIONS

          A Fund may not change the following investment limitations without the approval of a majority of the holders of the Fund's outstanding shares (as defined under "Miscellaneous" below).

          No Fund may:

          1. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          2. Purchase securities of companies for the purpose of exercising control.

          3. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

          4. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          5. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, futures contracts and options on futures contracts. (This exception does not apply to the Westcore Colorado Tax-Exempt Fund.)

          6. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices described in this Statement of Additional Information or the Prospectus are not deemed to be pledged for purposes of this limitation.

          None of the Westcore Equity or Westcore Bond Funds may:

          1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

          2. Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to each Fund's transactions in futures contracts and related options, and
(b) each Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options.

          5. Purchase any securities that would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
(b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

               For purposes of limitation No. 2 above, "total assets" includes the value of the collateral for the securities loans.

          The Westcore Colorado Tax-Exempt Fund may not:

          1. Invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during periods of unusual market conditions. For purposes of this investment limitation, securities the interest on which is treated as a specific tax preference item under the federal alternative minimum tax are considered taxable.

          2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.

          3. Purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or political subdivisions. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

          4. Purchase any securities, except securities issued (as defined in the preceding investment limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

          5. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          6. Purchase or sell commodity contracts (including futures contracts) or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

                                  NET ASSET VALUE

          The net asset value per share of each Fund is calculated as set forth in the Prospectus and is calculated separately from the net asset value of the other Funds. For purposes of such calculation, "assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Each Fund is charged with the direct liabilities and expenses of that Fund and with a share of the general liabilities and expenses of the Trust. Allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be made in accordance with generally accepted accounting principles. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

          Securities that are traded on a recognized stock exchange are valued at the last sale price occurring prior to the close of regular trading on the New York Stock Exchange

(currently 4:00 Eastern Time). Securities for which there were no transactions are valued at the mean of the bid and asked prices.

          Securities that are traded on the NASDAQ National Market and the over-the-counter market, where last sales prices are available are valued at the last sales price. If no last sale price is available, then the securities are valued at the mean of the bid and asked prices.

          Foreign securities that are traded on a foreign stock exchange are valued at the official closing price on the principal exchange. Instances where the official closing price is not available, the foreign securities are valued at the last sale price occurring prior to the valuation time determined by a portfolio pricing service approved by the Board of Trustees to value such types of securities.

          Long-term instruments, including corporate, government and mortgage-backed securities, having a remaining maturity of greater than 60 days are valued at the evaluated mean between the bid and ask prices as determined on the valuation date by a portfolio pricing service approved by the Board of Trustees to value such types of securities.

          Municipal securities are valued at the evaluated bid price as determined on the valuation date by a portfolio pricing service approved by the Board of Trustees to value such types of securities.

          Restricted securities, securities for which market quotations are not readily available from the portfolio pricing service, and other assets are valued at fair value by the Co-Administrators under the supervision of the Board of Trustees. In computing net asset value, the Co-Administrators will "mark to market" the current value of a Fund's open futures contracts and options. Securities have a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

                   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares in the Funds are sold on a continuous basis by ALPS.

          Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

          Each Fund may redeem shares involuntarily if it appears appropriate to do so in light of its responsibilities under the 1940 Act or to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

          The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

          A Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. Shareholders who receive a redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

RETIREMENT PLANS - ALL WESTCORE FUNDS

          INDIVIDUAL RETIREMENT ACCOUNTS. The Trust has available a plan (the "Regular IRA") for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of the Funds as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 701/2 before the end of the taxable year may only contribute to a Regular IRA for his or her nonworking spouse under age 70 1/2. Distribution of an individual's Regular IRA assets (and earnings thereon) before the individual attains age 591/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the individual's gross income. Earnings on amounts contributed to the Regular IRA are not subject to federal income tax until distributed.

          The Trust also has available a Roth Individual Retirement Account ("Roth IRA") for retirement saving for use by individuals with compensation for services rendered. A single individual with adjusted gross income of up to $110,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $160,000), and contributions may be made even after the Roth IRA owner has attained age 701/2. Contributions to a Roth IRA are not deductible. Earnings on amounts contributed to a Roth IRA, however, are not subject to federal income tax when distributed if the distribution is a "qualified distribution" (the Roth IRA has been held for at least five years beginning with the first tax year for which a contribution was made to the Roth IRA and the distribution is due to the account owner's attainment of age 591/2, disability or death, or for qualified first-time homebuyer expenses). A non-qualified distribution of an individual's Roth IRA assets (and the earnings thereon) will (with certain exceptions) result in an additional 10% tax on the amount included in the individual's gross income.

          The Trust permits certain employers (including self-employed individuals) to make contributions to employees' Regular IRAs if the employer establishes a Simplified Employee Pension ("SEP") plan and/or a Salary Reduction SEP ("SARSEP"). Although SARSEPs may not be established after 1996, employers may continue to make contributions to SARSEPs established before January 1, 1997, under the pre-1997 federal tax law. A SEP permits an employer to make discretionary contributions to all of its employees' Regular IRAs (employees who have not met certain eligibility criteria may be excluded) equal to a uniform percentage of each employees' compensation (subject to certain limits). If an employer (including a self-employed individual) established a SARSEP before January 1, 1997, employees may defer a percentage of their compensation -- pre-tax -- to Regular IRAs (subject to certain limits). The Code provides certain tax benefits for contributions by an employer, pursuant to a SEP and/or SARSEP, to an employee's Regular IRA. For example, contributions to an employee's Regular IRA pursuant to a SEP and/or SARSEP are deductible (subject to certain limits) and the contributions and earnings thereon are not taxed until distributed.

          The Trust also has available a plan (the "Education IRA") for use by individuals who wish to use shares of the Funds as a funding medium to save for a child's qualified higher-education expenses. An Education IRA is actually an educational savings account and not a retirement account. An individual who meets certain income limitations may make nondeductible contributions to an Education IRA on behalf of any child who is under age 18. However, the aggregate of all contributions to all Education IRAs for each child is $500 per year (or as otherwise permitted under federal tax law). Contributions to the Education IRA grow tax-free. Withdrawals are not subject to federal income tax if used for qualified higher-education expenses such as room, board and tuition, and if the child's qualified higher education expenses for the year are at least as great as the amount of the withdrawals for that year. Distribution of the earnings in the Education IRA which are not used for qualified higher-education expenses will (with certain exceptions) result in an additional 10% tax on the amount includible in gross income. Any balance remaining in the Education IRA when the child attains age 30 must generally be distributed to the child and will be includible in the child's gross income.

          SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS.   The
Trust also has available a simplified tax-favored retirement plan for employees of small employers (a "SIMPLE IRA Plan"). If an employer establishes a SIMPLE IRA Plan, contributions under the Plan are made to eligible employees' SIMPLE individual retirement accounts ("SIMPLE IRAs"). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee's SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee's salary reduction contributions, up to a limit of 3 percent of the employee's compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2 percent of each employee's compensation. As with contributions to an employee's IRA pursuant to a SEP and/or SARSEP, the Code provides tax benefits for contributions by an employer, pursuant to a SIMPLE IRA Plan, to an employee's SIMPLE IRA. For example, contributions to an employee's SIMPLE IRA are deductible (subject to certain limits) and the contributions and earnings thereon are not taxed until distributed.

          In the SIMPLE IRA Plan and the Regular, Roth and Education IRAs, distributions of net investment income and capital gains will be automatically reinvested.

          The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Education IRA or the Regular or Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting an Investor Service Representative at 1-800-392-CORE (2673). The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Trust recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

                               DESCRIPTION OF SHARES

          The Trust is a Massachusetts business trust. Under the Trust's Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of twenty-four classes of shares, each class representing interests in a separate investment portfolio. The Trustees may similarly classify or reclassify any particular class of shares into one or more series. Currently, there are eight classes of shares being offered.

          Each share of the Trust has no par value, represents an equal proportionate interest in a Fund, and is entitled to such dividends and distributions of the income earned on the Fund's assets as are declared at the discretion of the Trustees. Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, a Fund's shares will be fully paid and nonassessable by the Trust. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund they hold.

          Shareholders of the Funds will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular Funds.

          There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders meeting for the election of trustees. Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the trustees. The Amended and Restated Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Except as set forth above, the Trustees shall continue to hold office and may appoint successor trustees.

          The Amended and Restated Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                      ADDITIONAL INFORMATION CONCERNING TAXES




          Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

          For the Colorado Tax-Exempt Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

                              MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     The names of the trustees and officers of the Trust, their ages, addresses, principal occupations during the past five years and other affiliations are set forth below:





                                           Principal Occupations
                            Position with  During Past 5 Years and
Name, Age and Address       the Trust      Other Affiliations
---------------------       ---------      ------------------
JACK D. HENDERSON, 71(1)    Chairman,      Attorney, Jack D. Henderson, Self-
1600 Broadway               Trustee        Employed Attorney-at-Law since 1995;
Suite 1410                                 prior thereto partner of the law firm of
Denver, Colorado  80202                    Clanahan, Tanner, Downing & Knowlton,
                                           P.C., Denver, Colorado from April 1989
                                           through October 1995; Trustee of
                                           Pacifica Funds Trust through August
                                           1996; Trustee, Pacific American Fund
                                           through September 1994.

McNEIL S. FISKE, 64         Trustee        Chairman of the Board, MacCourt
P.O. Box 6154                              Products; Director, Scientific Software
Littleton, Colorado 80121                  Corporation through December 31, 1994.

JAMES B. O'BOYLE, 70        Trustee        Business Consultant; Trustee of Pacific
6115 West Mansfield                        American Fund through September 1994.
  Avenue, #239
Denver, Colorado 80235

ROBERT L. STAMP, 66         Trustee        Prior to April 1995, Vice President of
6855 So. Depew Street                      Finance, Treasurer and Assistant
Littleton, Colorado 80128                  Secretary, The Gates Corporation; Vice
                                           President, The Gates Rubber Company;
                                           Trustee of Pacific American Fund through
                                           September 1994.

LYMAN E. SEELY, 81          Trustee        Director of OECO since May 1983;
14795 Northeast                            Director of McCall Oil and Chemical Co.
Lawnview Circle                            since 1983; Director of Great Western
Aurora, Oregon 97002                       Chemical Co. since 1983.

KENNETH V. PENLAND, 56      President      Chairman and Chief Executive Officer,



                                           Principal Occupations
                            Position with  During Past 5 Years and
Name, Age and Address       the Trust      Other Affiliations
---------------------       ---------      ------------------
Denver Investment                          Denver Investment Advisors LLC (and its
  Advisors LLC                             predecessor) since March 1983; Chairman,
1225 17th Street-26th Fl.                  Blue Chip Value Fund.
Denver, Colorado  80202

JASPER R. FRONTZ, 29        Treasurer      Treasurer, Blue Chip Value Fund, Inc.
Denver Investment                          since November 1997; Director of Mutual
  Advisors LLC                             Fund Administration, Denver Investment
1225 17th Street-26th Fl.                  Advisors LLC since June 1997; Fund
Denver, Colorado 80202                     Controller, ALPS Mutual Funds Services,
                                           Inc. from September 1995 through June
                                           1997; Senior Accountant, Deloitte &
                                           Touche LLP from September 1991 through
                                           August 1995.

CHAD S. CHRISTENSEN, 28     Assistant      Vice President, ALPS Mutual Funds
ALPS Mutual Funds           Treasurer      Services, Inc. since April 1998;
  Services, Inc.                           Stonebridge Growth Fund, Inc. Vice-
370 17th Street                            President and Stonebridge Aggressive
Suite 3100                                 Growth Fund, Inc. Vice President since
Denver, Colorado  80202                    August 1997; Vice President and Director
                                           of Mutual Fund Operations since April
                                           1998 and  Fund Controller of ALPS Mutual
                                           Funds Services, Inc., since March 1996;
                                           Senior Accountant for Ernst and Young
                                           LLP from July 1994 through March 1996;
                                           Auditor for KPMG Peat Marwick LLP from
                                           September 1992 through June 1994.

W. BRUCE McCONNEL, III, 55  Secretary      Partner of the law firm of Drinker
Drinker Biddle & Reath LLP                 Biddle & Reath LLP, Philadelphia,
1345 Chestnut Street                       Pennsylvania.
Philadelphia, Pennsylvania
19107-3496


------------------
(1) Mr. Henderson is considered to be an "interested person" of the Trust as defined in the 1940 Act.

          The trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.


          Each trustee receives an annual fee of $12,000 plus $500 for each Board and Board Committee meeting attended and reimbursement of expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $4,000 per annum for services in such capacity. The following chart provides certain information about the trustee fees paid by the Trust for the fiscal year ended May 29, 1998:


                                                   PENSION OR
                                                   RETIREMENT
                             AGGREGATE             BENEFITS            AGGREGATE
                             COMPENSATION          ACCRUED AS          COMPENSATION
   NAME OF PERSON/           FROM THE              PART OF FUND        FROM THE FUND
   POSITION                  TRUST                 EXPENSES            COMPLEX*
--------------------------------------------------------------------------------------
   JACK D.                   $ 18,500               $      0            $ 18,500
   HENDERSON,
   Chairman
--------------------------------------------------------------------------------------
   McNEIL S. FISKE,          $ 47,262**             $      0            $ 47,262**
   Trustee
--------------------------------------------------------------------------------------
   JAMES B. O'BOYLE,         $ 14,500               $      0            $ 14,500
   Trustee
--------------------------------------------------------------------------------------
   ROBERT L. STAMP,          $ 22,818**             $      0            $ 22,818**
   Trustee
--------------------------------------------------------------------------------------
   LYMAN E. SEELY,           $ 14,000               $      0            $ 14,000
   Trustee
--------------------------------------------------------------------------------------



* Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person.


** All of this amount has been deferred at the election of Messrs. Fiske and Stamp. The total amount of deferred compensation (including interest) accrued for Mr. Fiske and Mr. Stamp during the fiscal year ended May 29, 1998 is $71,612 and $26,380, respectively, which includes approximately $33,562 and $8,518, respectively, of compensation (plus interest) in addition to regular annual and per meeting fees.


          Each trustee is entitled to participate in the Trust's Deferred Compensation Plan (the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trust at a money market fund rate of return or at a rate based on the performance of Trust shares and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will not obligate the Trust to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trust may invest in underlying securities without shareholder approval.

          Denver Investment Advisors, of which Mr. Penland, President of the Trust, is a member, and Mr. Frontz, Treasurer of the Trust, is Director of Mutual Fund Administration, receives compensation as Adviser and co-administrator. ALPS Mutual Funds Services, Inc., of which Mr. Christensen is an employee, receives compensation as co-administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and serves as distributor to the Trust.


          Drinker Biddle & Reath LLP, of which Mr. McConnel, Secretary of the Trust, is a partner, receives legal fees as counsel to the Trust. As of September 3, 1998, the trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Small-Cap Opportunity Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund. As of September 3, 1998, the trustees and officers of the Trust, as a group, owned 2.39% and 1.04%, respectively, of the outstanding shares of the Westcore Growth and Income Fund and the Westcore Long-Term Bond Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Amended and Restated Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Amended and Restated Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Amended and Restated Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meets its obligations.

          The Amended and Restated Declaration of Trust further provides that all persons having any claim against the trustees or the Trust shall look solely to the Trust property for payment; that no trustee, officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as trustee. With the exception stated, the Amended and Restated Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been trustee, and that the trustees will indemnify representatives and employees of the Trust to the same extent that trustees are entitled to indemnification.

INVESTMENT ADVISER

          Denver Investment Advisors serves as investment adviser to the Funds pursuant to an Advisory Agreement. In the Advisory Agreement, the Investment Adviser has agreed to provide a continuous investment program for each Fund and to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

          As indicated in the Prospectus, Denver Investment Advisors permits investment and other personnel to purchase and sell securities for their own accounts, including securities that may be held by the Funds, in accordance with Denver Investment Advisors' policy regarding personal investing by principals, officers and employees of Denver Investment Advisors. The Denver Investment Advisors' policy requires all principals, officers and employees to pre-clear all transactions in securities not otherwise exempt under the policy. In addition to pre-clearance, the policy subjects principals, officers and employees of Denver Investment Advisors to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Denver Investment Advisors' policy. The provisions of the policy are administered by and subject to exceptions authorized by Denver Investment Advisors.

          The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years of each Fund:

----------------------------------------------------------------------------------------------------------
                           Year Ended                    Year Ended                     Year Ended
                           May 29, 1998                  May 30, 1997                  May 31, 1996
----------------------------------------------------------------------------------------------------------
                     Advisory       Waiver of      Advisory       Waiver of     Advisory       Waiver of
Fund Name              Fees           Fees           Fees           Fees          Fees           Fees
----------------------------------------------------------------------------------------------------------
Westcore            $4,107,999     $        0     $3,834,365     $        0    $3,558,326     $        0
MIDCO Growth
Fund

Westcore Blue          378,391         48,681        375,645         26,418       339,161         59,499
Chip Fund

Westcore                21,739         87,613         62,280         82,796       129,876         49,319
Growth and
Income Fund

Westcore Small-        311,243        162,526        197,026        114,504        36,740        136,791
Cap Opportunity
Fund

Westcore Long-          33,851         45,959         65,709         39,100       102,736         32,618
Term Bond
Fund

Westcore               178,738         60,690        253,825         74,356       350,333         58,864
Intermediate-
Term Bond
Fund

Westcore                     0        129,855              0         89,049             0         56,823
Colorado Tax-
Exempt Fund
----------------------------------------------------------------------------------------------------------



          For the fiscal years ended May 29, 1998, May 30, 1997 and May 31, 1996, the Investment Adviser reimbursed additional expenses for the Westcore Colorado Tax-Exempt Fund in the amounts of $0, $0 and $22,238, respectively.


          Denver Investment Advisors also performs investment advisory services for the Blue Chip Value Fund, Inc., a closed-end investment company portfolio. Investment decisions for each account managed by Denver Investment Advisors, including the Funds, are made independently from those for any other account that is or may in the future become managed by Denver Investment Advisors or its affiliates. If, however, a number of accounts managed by

Denver Investment Advisors are contemporaneously engaged in the purchase or sale of the same security, the available securities or investments may be allocated in a manner believed by Denver Investment Advisors to be equitable to each account. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.

          Each account managed by Denver Investment Advisors has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


          The current Advisory Agreement became effective on October 1, 1995, and the current Advisory Agreement for the Westcore Mid-Cap Opportunity Fund became effective on October 1, 1998. Each Advisory Agreement is effective for its first two years and thereafter will continue in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the trustees of the Funds. The Advisory Agreement i) may be terminated without the payment of any penalty by the Fund or Denver Investment Advisors on 60 days' written notice; ii) terminates automatically in the event of its assignment; and
iii) generally, may not be amended without the approval by vote of a majority of the outstanding voting securities of such Fund.


          The Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

          Denver Investment Advisors, as co-administrator, also provides administrative services to the Funds pursuant to an Administration Agreement and has agreed to pay all expenses incurred by it in connection with its administrative activities.

DISTRIBUTOR


          ALPS acts as the distributor of the Funds' shares pursuant to a Distribution Agreement with the Trust (the "Distributor"). Shares are sold on a continuous basis by ALPS as agent of the Funds, and ALPS has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. As Distributor, ALPS pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Funds' shares) and of printing and distributing all sales literature. ALPS is not entitled to any compensation for its services as Distributor. For the fiscal years ended May 29,

1998, May 30, 1997 and May 31, 1996, ALPS received $0, $0 and $10,614.23 respectively, in underwriting commissions with respect to all the investment portfolios offered by the Trust.


ADMINISTRATORS, BOOKKEEPING AND PRICING AGENT

          ALPS and Denver Investment Advisors, as co-administrators (the "Administrators"), provide administrative services to the Funds as described in the Prospectus pursuant to an Administration Agreement, and have agreed to pay all expenses they incur in connection with their administrative activities. Under the Administration Agreement, the Administrators are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrators in the performance of their duties or from their reckless disregard of their duties and obligations under the agreement. Prior to the current Administration Agreement, which became effective on October 1, 1995, ALPS served as sole Administrator to the Funds.

          In addition to the services it provides as co-administrator, ALPS has agreed, pursuant to a separate Bookkeeping and Pricing Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Bookkeeping and Pricing Agreement, ALPS is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of ALPS in the performance of its duties under the Agreement.

          The following table summarizes the administration fees paid by the Funds and any administration fee waivers for the last three fiscal years:



----------------------------------------------------------------------------------------------------------
                           Year Ended                    Year Ended                     Year Ended
                           May 29, 1998                  May 30, 1997                  May 31, 1996
----------------------------------------------------------------------------------------------------------
                  Administration       Waiver    Administration    Waiver      Administration    Waiver
Fund Name              Fees            of Fees        Fees         of Fees          Fees         of Fees
----------------------------------------------------------------------------------------------------------
Westcore MIDCO      $1,896,000     $        0     $1,769,707     $        0    $1,230,673     $        0
Growth Fund

Westcore Blue          193,253          3,857        183,360          2,179       133,355          4,948
Chip Fund

Westcore Growth         43,501          6,969         60,140          6,818        52,174          4,873
and Income Fund

Westcore Small-        132,961          9,175         86,687          6,753        39,056          1,806
Cap Opportunity Fund

Westcore Long-          48,481          4,725         65,598          4,181        58,951          3,520
Term Bond Fund

Westcore               153,392          6,227        210,838          7,950       178,366         10,539
Intermediate-Term
Bond Fund

Westcore                33,180         44,733         17,320         36,072           467         24,766
Colorado Tax-
Exempt Fund
----------------------------------------------------------------------------------------------------------



     In addition to the services it provides as distributor, co-administrator and bookkeeping and pricing agent, ALPS has agreed, pursuant to a separate Telephone and Service Agreement, to receive and accept orders for the purchase, redemption and transfer of shares and deliver the appropriate documentation thereof to the transfer agent. Under the Telephone and Service Agreement, ALPS is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds except for a loss resulting from misfeasance, bad faith or negligence on the part of ALPS in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. No fees were paid under the Telephone and Service

Agreement during the last three fiscal years ended May 31, 1996 and May 30, 1997, however, ALPS was paid $15,000 in fees under that Agreement for the fiscal year ended May 29, 1998.

                            CUSTODIAN AND TRANSFER AGENT

     BNY Western Trust Company (the "Custodian") serves as custodian of the assets of each of the Funds pursuant to a custody agreement (the "Custody Agreement"). Under the Custody Agreement, the Custodian has agreed to hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund. The Custodian may, at its own expense, open and maintain a custody account or accounts on behalf of any Fund with other banks or trust companies, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.


     Currently, for its services as custodian, the Custodian is entitled to receive compensation based on the market value of all assets in aggregate and pro-rated monthly: $.00075 on the first $25 million of assets; and $.0005 on assets in excess of $25 million. In addition, the Custodian is entitled to certain transaction charges at the rate of $12 for each book-entry transaction, $20 for each physical security transaction, and $8 for each paydown transaction. The Custodian is also entitled to $15 for each wire cash transfer, and to reimbursement for its out-of-pocket expenses in connection with the above services. In addition, the Custodian is entitled to receive $5,000 per year for custodial services in connection with securities lending activities. Prior to December 1, 1997, Wells Fargo Bank, N.A. served as custodian to the Trust. For the fiscal years ended May 31, 1996, 1997 and 1998, the custodian was paid custodial fees and waived custodial fees in the following amounts:



----------------------------------------------------------------------------------------------------------
                           Year Ended                    Year Ended                     Year Ended
                           May 29, 1998                  May 30, 1997                  May 31, 1996
----------------------------------------------------------------------------------------------------------
Fund Name            Custodial      Waiver of      Custodial      Waiver of      Custodial      Waiver of
                     Fee Paid          Fees         Fee Paid        Fees         Fee Paid         Fees
----------------------------------------------------------------------------------------------------------
Westcore MIDCO        $ 72,147       $      0       $ 18,065       $ 44,673      $131,399      $131,399
Growth Fund

Westcore Blue Chip       9,562              0          3,829          8,072        24,180         24,180
Fund

Westcore Growth          9,780              0          2,706          3,097        22,966         22,966
and Income Fund

Westcore Small-         17,080              0          2,977          3,722        18,793         18,793
Cap Opportunity
Fund

Westcore Long-           5,075              0          1,684          3,233        14,196        14,196
Term Bond Fund

Westcore                 5,295              0          3,578          9,822        30,844        30,844
Intermediate-Term
Bond Fund

Westcore Colorado        4,536              0          1,422          2,171         8,353          8,353
Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------

     State Street Bank and Trust Company ("State Street") serves as Transfer Agent for each Fund. As Transfer Agent, State Street has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including reports to shareholders, dividend and distribution notices, and proxy materials for meetings of shareholders; and (e) maintain shareholder accounts. Under the Transfer Agency Agreement, State Street receives from the Trust a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

                                      EXPENSES

     Operating expenses borne by the Funds include taxes, interest, fees and expenses of its trustees and officers, SEC fees, state securities qualification fees, advisory fees, administrative fees, charges of the Funds' custodian, shareholder services agent and accounting services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings and any extraordinary expenses. The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

                                      AUDITORS


     Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942, serves as independent auditors for the Funds. The financial statements contained herein are so included in reliance upon the report of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing.


                                      COUNSEL

     Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Trust and will pass upon certain legal matters relating to the Funds.

     ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS

     From time to time, the yields, tax-equivalent yields, effective yields and the total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling ALPS at 1-800-392-CORE (2673).

YIELD CALCULATIONS - WESTCORE BOND FUNDS

     Each yield is calculated by dividing the net investment income per share (as described below) earned by a Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                     a-b
                                               6
                         Yield = 2 [(----- + 1) - 1]
                                     cd

     Where:    a =  dividends and interest earned during the period.

               b =  expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d =  net asset value per share on the last day of the period.


          For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

          With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium or the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available, or (ii) not to amortize discount or premium on the remaining security.

          Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.


          Based on the foregoing calculations, the yields of the Funds for the 30-day period ended May 29, 1998 were as follows:





     Fund                          30-Day Yield            30-Day Yield
     ----                      (Before fee waivers)     (after fee waivers)
                              --------------------      ------------------
Westcore Long-Term Bond
Fund                                  5.41%                    5.55%

Westcore Intermediate-Term
Bond Fund                             5.47%                    5.54%

Westcore Colorado Tax-
Exempt Fund                           3.31%                    4.01%



"TAX-EQUIVALENT" YIELD CALCULATIONS - WESTCORE COLORADO TAX-EXEMPT FUND

          The Fund's "tax-equivalent" yield is computed by: (a) dividing the portion of the Fund's yield that is exempt from both federal and Colorado state income taxes by one minus a stated combined federal and state income tax rate;
(b) dividing the portion of the Fund's yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

          Based on the foregoing calculations, the yield and tax-equivalent yield of the Fund for the 30-day period ended May 29, 1998 after fee waivers were 4.01% and 5.86%, respectively, and before fee waivers were 3.31% and 4.84%, respectively.


          Tax-Equivalent Yield is based upon the combined state and federal tax rate assumptions of 33% (assuming a 28% federal tax rate and a 5% Colorado tax rate) for the Westcore Colorado Tax-Exempt Fund.


TOTAL RETURN CALCULATIONS

          Each Fund computes its average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                1/n
                            ERV
                    T = [(-------) -1]
                            P

     Where:  ERV=   ending redeemable value at the end of the period covered by computation of a hypothetical $1,000 payment made at the beginning of the period.

               P=   hypothetical initial payment of $1,000.

               n= period covered by the computation, expressed in terms of years.


          The Funds compute their aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                            ERV
                    T = [(------- 1)]
                            P

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged by the Trust to all shareholder accounts. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.


          Based on the foregoing calculations, the average annual total return (after fee waivers) for the year ended May 29, 1998, for the five year period ended May 29, 1998 and for the periods since commencement of the Funds' respective operations were as follows:



Fund                            Year       Five         Ten Years   Since Inception
----                            Ended   Years Ended       Ended           to
                               May 29,     May 29,        May 29,        May 29,
                                1998        1998           1998           1998
                                ----        ----           ----           ----
Westcore MIDCO Growth         15.10%       14.90%         17.94%         15.54%
Fund(1)

Westcore Blue Chip Fund(2)    29.53%       20.84%         16.42%         16.42%

Westcore Growth and Income    20.74%       14.17%         13.88%         13.38%
Fund(2)(5)

Westcore Small-Cap            30.40%          N/A            N/A         20.16%
Opportunity Fund(3)

Westcore Long-Term Bond       16.63%        8.52%         10.55%         10.55%
Fund(2)

Westcore Intermediate-Term     8.88%        5.86%          7.83%          7.83%
Bond Fund(2)

Westcore Colorado Tax-         7.32%        5.61%            N/A          6.65%
Exempt Fund(4)





------------------------

(1)  Commenced Operations on August 1, 1986.
(2)  Commenced Operations on June 1, 1988.
(3)  Commenced Operations on December 28, 1993.
(4)  Commenced Operations on June 1, 1991.
(5) The Westcore Growth and Income Fund was formerly known as the Equity Income Fund.

  The Fund's name was changed on January 1, 1996 to reflect a different objective and policies. Prior to January 1, 1996, the Fund's objective was to seek reasonable income through investments in income-producing securities. On January 1, 1996, the Fund's objective was revised to seek long-term total return through capital appreciation and current income through investments in equity securities. A new portfolio manager has managed the Fund since October 1995. Past performance is not intended to be indicative or representative of future performance.

     The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that more accurately compares a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The materials may also refer to or describe the types of clients the Investment Adviser advises, and describe the Investment Adviser's method of operation, internal work environment, procedure and philosophy. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                   MISCELLANEOUS

          As used in this Statement of Additional Information and the Funds' Prospectus, a "majority of the outstanding shares" of a Fund or a class of shares means, with respect to the approval of an investment advisory agreement, a distribution plan or as a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or class.


          As of September 3, 1998, the following shareholders owned more than 5% of the outstanding shares of the Funds listed below:



MIDCO GROWTH FUND

   Name and Address of Shareholder       % of Fund Held       Share Balance           Asset Balance
   -------------------------------       --------------       -------------           -------------
   HEP & Co.                                29.10%           7,471,336.4520          $124,771,318.75
   Wells Fargo Bank NA
   Mutual Funds Dept. MAC 9139-027
   P.O. Box 9800
   Calabasas, CA  91372-0800

   Wells Fargo Bank Ttee                     7.64%           1,961,647.1450           $32,759,507.32
   FBO Nordstroms
   P.O. Box 9800 Mutual Funds
   MAC 9139-027
   Calabasas, CA  91372-0800

BLUE CHIP FUND

   Name and Address of Shareholder       % of Fund Held        Share Balance           Asset Balance
   -------------------------------       --------------        -------------           -------------
   Wells Fargo Bank TTEE                    15.00%             578,351.4070            $9,201,570.89
   FBO Choicemaster
   P.O. Box 9800 Mutual Funds
   MAC 9139-027
   Calabasas, CA  91372-0800

   Wendel & Co.                             12.19%             469,893.5970            $7,476,007.13
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066

   Wendel & Co.                              8.91%             343,444.3360            $5,464,199.39
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066

   Wendel & Co.                              5.02%             193,632.3250            $3,080,690.29
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066

   HEP & Co.                                 7.66%             295,294.2790            $4,698,131.98
   Wells Fargo Bank NA
   Mutual Funds Dept. MAC 9139-027
   P.O. Box 9800
   Calabasas, CA  91372-0800


                                       51

   Charles Schwab & Co., Inc.               14.46%             557,416.8550            $8,868,502.16
   Special Account for the Exclusive
   Benefit of Customers
   Attention Mutual Funds
   4500 Cherry Creek Dr S
   Denver, CO  80222

GROWTH AND INCOME FUND

   Name and Address of Shareholder       % of Fund Held        Share Balance           Asset Balance
   -------------------------------       --------------        -------------           -------------
   Wells Fargo Bank Ttee                    16.89%             176,633.0270            $1,990,654.21
   FBO Choicemaster
   P.O. Box 9800 Mutual Funds
   MAC 9139-027
   Calabasas, CA  91372-0800

   Charles Schwab & Co., Inc.                9.31%              97,367.6850            $1,097,333.81
   Special Account for the Exclusive
   Benefit of Customers
   Attention Mutual Funds
   4500 Cherry Creek Dr S
   Denver, CO  80222

   Virg & Co.                                5.84%              61,129.8030              $688,932.88
   Wells Fargo Bank NA
   Mutual Funds Dept. MAC 9139-027
   P.O. Box 9800
   Calabasas, CA  91372-0800

   Cherry Trust & Co                         6.97%              72,880.8430              $821,367.10
   3033 E. 1st Ave
   Denver, CO  80206-5617

SMALL-CAP OPPORTUNITY FUND

   Name and Address of Shareholder       % of Fund Held        Share Balance           Asset Balance
   -------------------------------       --------------        -------------           -------------
   Bank of New York as Ttee                 10.91%             399,182.2060            $8,235,128.91
   For Keyspan Energy Corp.
   Employee Benefit Trust/
   Bargaining VEBA
   One Wall Street
   New York, NY  10005-2501

   Colorado State Bank & Trust              10.87%             397,905.3730            $8,208,787.84
   1600 Broadway
   Denver, CO  80202-4927

   Charles Schwab & Co., Inc.               34.39%           1,258,557.7190           $25,964,045.74
   Special Account for the Exclusive
   Benefit of Customers
   Attention Mutual Funds
   4500 Cherry Creek Dr S
   Denver, CO  80222

LONG-TERM BOND FUND

   Name and Address of Shareholder       % of Fund Held        Share Balance           Asset Balance
   -------------------------------       --------------        -------------           -------------
   Wendel & Co.                             19.69%             373,435.1550            $3,980,818.75
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066

   Wendel & Co.                             13.35%             253,271.9770            $2,699,879.27
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066


                                       52

   Christian Labor Assoc. Pen Fd.            9.40%             178,288.3840            $1,900,554.17
   Lyle Maschoff TTEE
   TR DTD 9/23/67
   412 Lakeland Drive NE
   P.O. Box 738
   Willmar, MN  56201-0738

   Charles Schwab & Co. Inc.                 8.92%             169,253.8490            $1,804,246.03
   Special Account for the Exclusive
   Benefit of Customers
   Attention:  Mutual Funds
   4500 Cherry Creek Dr S
   Denver, CO  80222

   Wendel & Co.                              7.90%             149,847.8690            $1,597,378.28
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066

   Wendel & Co.                              6.07%             115,081.3670            $1,226,767.37
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066

   Colorado State Bk Trust Dept.             5.05%              95,753.8500            $1,020,736.04
   Attn:  Maccourt Products Profit S
   1600 Broadway
   Denver, CO  80202-4927

INTERMEDIATE-TERM BOND FUND

   Name and Address of Shareholder       % of Fund Held        Share Balance           Asset Balance
   -------------------------------       --------------        -------------           -------------
   HEP & Co.                                13.39%             636,077.0750            $6,736,056.22
   Wells Fargo Bank NA
   Mutual Funds Dept. MAC 9139-027
   P.O. Box 9800
   Calabasas, CA  91372-0800

   Virg & Co.                               10.24%             486,335.9760            $5,150,297.99
   Wells Fargo Bank NA
   Mutual Funds Dept. MAC 9139-027
   P.O. Box 9800
   Calabasas, CA  91372-0800

   Wells Fargo Bank Ttee                     5.66%             268,595.3600            $2,844,424.86
   FBO Choicemaster
   P.O. Box 9800 Mutual Funds
   MAC 9139-027
   Calabasas, CA  91372-0800

   Charles Schwab & Co., Inc.                7.46%             354,269.9220            $3,751,718.47
   Special Account for the Exclusive
   Benefit of Customers
   Attn Mutual Funds
   4500 Cherry Creek Dr S
   Denver, CO  80222

   Christian Labor Assoc. Pen Fd.            9.09%             431,936.0420            $4,574,202.68
   Lyle Maschoff TTEE
   TR DTD 9/23/67
   412 Lakeland Drive NE
   P.O. Box 738
   Willmar, MN  56201-0738

   Wendel & Co.                              9.02%             428,188.9970            $4,534,521.48
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066


                                       53

   Wendel & Co.                             12.25%             581,809.7040            $6,161,364.77
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066

   Wendel & Co.                              5.22%             247,979.5680            $2,626,103.63
   c/o The Bank of New York
   P.O. Box 1066 Wall Street Station
   New York, New York  10268-1066


COLORADO TAX-EXEMPT FUND

   Name and Address of Shareholder       % of Fund Held        Share Balance           Asset Balance
   -------------------------------       --------------        -------------           -------------
   Charles Schwab & Co., Inc.               30.46%             966,631.2610           $10,797,271.19
   Special Account for the Exclusive
   Benefit of Customers
   Attention Mutual Funds
   4500 Cherry Creek Dr S
   Denver, CO  80222

   DIM & Co.                                 6.34%             201,271.9430            $2,248,207.60
   Wells Fargo Bank NA
   Mutual Funds Dept. MAC 9139-027
   P.O. Box 9800
   Calabasas, CA  91372-0800

   Janet E. Penland                          5.44%             172,570.7590            $1,927,615.38
   101 S. Franklin St.
   Denver, CO  80209-2604



-----------------
* All above-listed shares of the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Growth and Income Fund, Westcore Small-Cap Opportunity Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund were owned of record by the owners named above, except to the Trust's knowledge where also owned beneficially as indicated above.

                                      APPENDIX A


COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:


          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.



          "D" - The "D" rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to "D" either:



          - On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or
          - Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a "D" rating.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.


          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


          "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.




CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


          "D" - The "D" rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to "D" either:



          - On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or
          - Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a "D" rating.


          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.


          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.


          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:


          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.


          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                     APPENDIX B

     As stated in the Prospectus, all Westcore Funds, other than the Westcore Colorado Tax-Exempt Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.

I.   INTEREST RATE FUTURES CONTRACTS.


USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, a Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contract's on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month Treasury Bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  STOCK INDEX FUTURES CONTRACTS.

     GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES.


A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  MARGIN PAYMENTS.

     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and a Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and a Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, Denver Investment Advisors may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

     There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, a Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by Denver Investment Advisors. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Denver Investment Advisors. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held by a Fund may decline. If this occurred, a Fund would lose money on the future and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if a Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Denver Investment Advisors may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to Denver Investment Advisor's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.   OPTIONS ON FUTURES CONTRACTS.

     The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

VII. ACCOUNTING TREATMENT.

     Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE MIDCO GROWTH FUND
May 29, 1998

 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
        COMMON STOCKS 95.78%
--------------------------------------------------------------------
          BASIC MATERIALS 3.90%
--------------------------------------------------------------------
             Chemicals 1.77%
--------------------------------------------------------------------
     60,200  Avery Dennison Corp                       $   3,119,113
    102,600  Crompton & Knowles Corp                       2,763,787
     57,600  Cytec Industries Inc**                        2,822,400
     69,100  W. R. Grace & Co                              1,282,669
                                                       -------------
                                                           9,987,969
                                                       -------------

             Distribution .50%
--------------------------------------------------------------------
     57,100  Fastenal Co                                   2,826,450
                                                       -------------
             Metals .50%
--------------------------------------------------------------------
    182,700  National Steel Corp - Class B                 2,877,525
                                                       -------------

             Paper & Packaging .49%
--------------------------------------------------------------------
     54,200  Bowater Inc                                   2,743,875
                                                       -------------
             Transportation .64%
--------------------------------------------------------------------
     42,300  US Airways Group Inc**                        2,961,000
     21,200  US Freightways Corp                             667,800
                                                       -------------
                                                           3,628,800
                                                       -------------
TOTAL BASIC MATERIALS
  (Cost $22,451,608)                                      22,064,619
                                                       -------------

          CAPITAL GOODS 2.60%
--------------------------------------------------------------------
             Aerospace & Defense .89%
--------------------------------------------------------------------
    118,500  Gulfstream Aerospace Corp**                   5,036,250
                                                       -------------
             Engineering & Construction .26%
--------------------------------------------------------------------
     33,300  Ionics Inc**                                  1,490,175
                                                       -------------

             Office Products .82%
--------------------------------------------------------------------
    274,100  US Office Products Co**                       4,642,569

 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------

             Other Capital Goods .63%
--------------------------------------------------------------------
     74,200  MSC Industrial Direct Co Inc - Class A**  $   1,980,213
     60,500  Rental Service Corp**                         1,569,218
                                                       -------------
                                                           3,549,431
                                                       -------------
TOTAL CAPITAL GOODS
  (Cost $13,657,669)                                      14,718,425
                                                       -------------

          CONSUMER CYCLICALS 26.79%
--------------------------------------------------------------------
             Automotive 1.06%
--------------------------------------------------------------------
    101,200  Gentex Corp **                                3,706,450
     42,400  Lear Corp**                                   2,263,100
                                                       -------------
                                                           5,969,550
                                                       -------------

             Building Related 1.52%
--------------------------------------------------------------------
     97,800  Furniture Brands International Inc**          2,885,100
     76,100  Interface Inc                                 2,982,169
     53,500  Leggett & Platt Inc                           2,688,375
                                                       -------------
                                                           8,555,644
                                                       -------------

             Consumer Products 1.54%
--------------------------------------------------------------------
     86,300  Mattel Inc                                    3,268,613
    113,100  Newell Co                                     5,457,075
                                                       -------------
                                                           8,725,688
                                                       -------------

             Hotels - Restaurants - Leisure .37%
--------------------------------------------------------------------
     67,200  Four Seasons Hotels Inc                       2,100,000
                                                       -------------

             Media - Publishing - Cable 8.07%
--------------------------------------------------------------------
     78,500  CBS Corp**                                    2,492,375
    102,300  Chancellor Media Corp**                       4,277,419
     48,800  Clear Channel Communications Inc**            4,678,700
     72,000  Comcast Corp - Special Class A                2,468,254
 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
    196,100  Tele-Communications Inc - Liberty Media
             Group - Class A**                         $   6,728,681
     22,400  Tribune Co                                    1,498,000
    474,920  USA Networks Inc**                           11,635,540
     58,700  Viacom Inc - Class B**                        3,228,500
    322,200  Westwood One Inc**                            8,618,850
                                                       -------------
                                                          45,626,319
                                                       -------------

             Other Consumer Cyclicals 1.02%
--------------------------------------------------------------------
     94,050  Unifi Inc                                     3,662,072
     64,900  WestPoint Stevens Inc**                       2,125,475
                                                       -------------
                                                           5,787,547
                                                       -------------

             Retail 13.21%
--------------------------------------------------------------------
     38,442  Abercrombie & Fitch Co - Class A**            1,624,175
    134,600  Bed Bath & Beyond Inc**                       6,755,237
    238,056  Consolidated Stores Corp**                    9,090,764
    295,951  Dollar General Corp                          11,283,131
    421,600  Family Dollar Stores Inc                      6,982,750
    136,800  Kohl's Corp**                                 6,506,550
    156,500  Lowe's Companies Inc                         12,392,843
     39,300  Payless ShoeSource Inc**                      2,753,456
    307,800  PETsMART Inc**                                3,039,525
    147,450  Pier 1 Imports Inc                            3,548,016
     85,700  Proffitt's Inc**                              3,363,725
     76,600  TJX Companies Inc                             3,581,050
    121,200  Zale Corp**                                   3,749,625
                                                       -------------
                                                          74,670,847
                                                       -------------
TOTAL CONSUMER CYCLICALS
  (Cost $95,490,632)                                     151,435,595
                                                       -------------

          CONSUMER STAPLES 2.40%
--------------------------------------------------------------------
             Food, Beverages & Tobacco .57%
--------------------------------------------------------------------
     86,200  Coca-Cola Enterprises Inc                     3,237,888
                                                       -------------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE MIDCO GROWTH FUND
May 29, 1998 (continued)

 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
             Household Products .52%
--------------------------------------------------------------------
     34,400  Clorox Co                                 $   2,872,400
                                                       -------------
             Retail Food & Drug 1.31%
--------------------------------------------------------------------
    140,000  Rite Aid Corp                                 5,013,750
     73,000  US Foodservice**                              2,418,125
                                                       -------------
                                                           7,431,875
                                                       -------------
TOTAL CONSUMER STAPLES
  (Cost $13,063,590)                                      13,542,163
                                                       -------------

          CREDIT SENSITIVE 13.41%
--------------------------------------------------------------------
             Banks 1.54%
--------------------------------------------------------------------
     36,000  Amsouth Bancorporation                        1,383,750
     29,500  First America Corp Tennessee                  1,368,063
     21,000  Northern Trust Corp                           1,481,157
     48,200  Star Banc Corp                                2,940,200
     30,200  Summit Bancorp                                1,513,775
                                                       -------------
                                                           8,686,945
                                                       -------------

             Financial Services 2.75%
--------------------------------------------------------------------
    107,500  Green Tree Financial Corp                     4,320,156
     47,600  Kansas City Southern Industries Inc           2,017,050
     84,600  MGIC Investment Corp                          5,070,713
     37,200  The PMI Group Inc                             2,796,975
     58,400  Waddell & Reed Financial Inc - Class A        1,350,500
                                                       -------------
                                                          15,555,394
                                                       -------------
             Insurance 2.53%
--------------------------------------------------------------------
     29,200  Ambac Financial Group Inc                     1,596,875
     33,100  Executive Risk Inc                            2,083,231
     89,490  Frontier Insurance Group Inc                  2,192,505
     41,600  Hartford Life Inc - Class A**                 2,142,400
 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
    178,866  Mutual Risk Management Ltd                $   6,271,489
                                                       -------------
                                                          14,286,500
                                                       -------------

             Utilities - Electric 1.54%
--------------------------------------------------------------------
    183,094  AES Corp**                                    8,708,408
                                                       -------------

             Utilities - Gas .86%
--------------------------------------------------------------------
     96,700  Enron Corp                                    4,847,088
                                                       -------------

             Utilities - Telephone 4.19%
--------------------------------------------------------------------
     45,800  Premiere Technologies Inc**                   1,093,475
    496,990  Worldcom Inc**                               22,613,045
                                                       -------------
                                                          23,706,520
                                                       -------------
TOTAL CREDIT SENSITIVE
  (Cost $41,273,580)                                      75,790,855
                                                       -------------

          ENERGY 2.83%
--------------------------------------------------------------------
             Energy Equipment & Services 2.33%
--------------------------------------------------------------------
    187,400  Noble Drilling Corp**                         5,528,300
    265,904  R&B Falcon Corp**                             7,628,121
                                                       -------------
                                                          13,156,421
                                                       -------------

             Energy Producers .50%
--------------------------------------------------------------------
     64,700  Pioneer Natural Resources Co                  1,520,450
     29,600  Vastar Resources Inc                          1,324,600
                                                       -------------
                                                           2,845,050
                                                       -------------
TOTAL ENERGY
  (Cost $12,018,404)                                      16,001,471
                                                       -------------

          HEALTHCARE 15.15%
--------------------------------------------------------------------
             Biotechnology 1.25%
--------------------------------------------------------------------
     56,900  Biogen Inc**                                  2,503,600
     80,400  Centocor Inc**                                3,135,600
 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
     72,200  North American Vaccine Inc**              $   1,412,413
                                                       -------------
                                                           7,051,613
                                                       -------------

             Drugs & Healthcare Products 7.98%
--------------------------------------------------------------------
     77,300  ALZA Corp**                                   3,739,388
     46,500  Arrow International Inc                       1,607,156
     71,400  Boston Scientific Corp**                      4,551,750
    233,200  Forest Laboratories Inc**                     7,695,600
     79,500  Guidant Corp                                  5,122,781
    102,100  Lifecore Biomedical Inc**                     1,895,231
    186,200  Mylan Laboratories Inc                        5,586,000
    245,200  Sybron International Corp**                   5,869,475
    205,364  Watson Pharmaceuticals Inc**                  8,984,675
                                                       -------------
                                                          45,052,056
                                                       -------------

             Healthcare Services 5.92%
--------------------------------------------------------------------
     83,800  Access Health Inc**                           2,147,375
     93,300  Alternative Living Services Inc**             2,530,763
    110,105  Concentra Managed Care Inc**                  2,573,704
    112,500  HBO & Company                                 6,493,364
     64,200  Health Care & Retirement Corp**               2,483,738
    121,775  Health Management Associates Inc - Class
             A**                                           3,630,417
     95,600  HEALTHSOUTH Corp**                            2,712,650
    153,500  Orthodontic Centers of America Inc**          3,252,281
     60,200  Pediatrix Medical Group Inc**                 2,178,488
      8,800  Sunrise Assisted Living Inc**                   265,100
     88,600  Total Renal Care Holdings Inc**               2,718,912

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE MIDCO GROWTH FUND
May 29, 1998 (continued)

 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
     38,500  Wellpoint Health Networks Inc**           $   2,502,500
                                                       -------------
                                                          33,489,292
                                                       -------------
TOTAL HEALTHCARE
  (Cost $63,518,974)                                      85,592,961
                                                       -------------

          SERVICES 9.59%
--------------------------------------------------------------------
             Business Services 6.21%
--------------------------------------------------------------------
    114,733  ACNielsen Corp**                              2,961,546
     41,700  CKS Group Inc**                                 834,000
     27,000  Comdisco Inc                                    982,125
     42,700  Concord EFS Inc**                             1,361,063
    163,000  Corrections Corporation of America**          3,708,250
     74,000  Eastern Environmental Services Inc**          2,109,000
     59,700  Interim Services Inc**                        1,735,031
     41,900  Mail-Well Inc**                               1,927,400
    184,600  Newpark Resources Inc**                       3,357,413
     89,000  Philip Services Corp**                          344,875
    189,100  Snyder Communications Inc**                   7,623,094
     55,700  Staff Leasing Inc**                           1,587,450
    110,790  USA Waste Services Inc**                      5,227,902
     55,800  Wilmar Industries Inc**                       1,367,100
                                                       -------------
                                                          35,126,249
                                                       -------------

             Consumer Services 3.38%
--------------------------------------------------------------------
    194,300  Apollo Group Inc Class A**                    6,205,456
    150,545  Cendant Corp**                                3,264,945
    300,800  Loewen Group Inc                              8,272,000
     44,550  Sylvan Learning Systems Inc**                 1,358,775
                                                       -------------
                                                          19,101,176
                                                       -------------
TOTAL SERVICES
  (Cost $45,648,884)                                      54,227,425
                                                       -------------
 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------

          TECHNOLOGY 19.11%
--------------------------------------------------------------------
             Computer Hardware .50%
--------------------------------------------------------------------
     68,000  EMC Corp**                                $   2,817,750
                                                       -------------

             Computer Services & Software 10.49%
--------------------------------------------------------------------
     76,200  America Online Inc**                          6,348,413
    141,400  BMC Software Inc**                            6,513,237
    184,600  Cadence Design Systems Inc**                  6,507,150
     65,600  Cambridge Technology Partners Inc**           3,290,253
     60,700  Computer Sciences Corp**                      3,152,606
     82,600  Compuware Corp**                              3,794,438
     21,600  Documentum Inc**                              1,017,900
     57,200  Fiserv Inc**                                  3,373,015
    158,475  Harbinger Corp**                              3,689,504
     50,500  Intuit Inc**                                  2,392,438
     58,000  J D Edwards & Co**                            2,133,315
     52,900  Network Associates Inc**                      3,240,125
    165,200  PeopleSoft Inc**                              7,217,175
     57,960  Renaissance Worldwide Inc**                   1,090,373
     97,800  Sterling Commerce Inc**                       3,881,438
     54,875  Technology Solutions Co**                     1,656,539
                                                       -------------
                                                          59,297,919
                                                       -------------

             Electronics 2.51%
--------------------------------------------------------------------
    134,900  Atmel Corp**                                  1,998,206
     19,700  Linear Technology Corp                        1,377,768
     69,100  Maxim Integrated Products Inc**               2,306,212
    134,600  Micron Technology Inc**                       3,171,513
    110,900  SanDisk Corp**                                1,788,263
     85,900  Solectron Corp**                              3,554,113
                                                       -------------
                                                          14,196,075
                                                       -------------

             Networking 1.39%
--------------------------------------------------------------------
     81,500  Ascend Communications Inc**                   3,519,781
 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
    178,500  Cabletron Systems Inc**                   $   2,298,188
     93,800  FORE Systems Inc**                            2,063,600
                                                       -------------
                                                           7,881,569
                                                       -------------

             Telecommunications 4.22%
--------------------------------------------------------------------
     81,000  Advanced Fibre Communications Inc**           3,002,063
     79,300  CIENA Corp**                                  4,123,600
     59,300  Concentric Network Corp**                     1,312,013
     35,400  MindSpring Enterprises Inc**                  1,877,307
     69,300  Natural Microsystems Corp**                   1,483,456
     58,100  Pacific Gateway Exchange Com**                2,476,512
    237,700  PairGain Technologies Inc**                   3,714,062
     38,300  Premisys Communications Inc**                   953,911
     74,600  Uniphase Corp**                               3,804,600
     84,800  USN Communications Inc**                      1,102,400
                                                       -------------
                                                          23,849,924
                                                       -------------
TOTAL TECHNOLOGY
  (Cost $90,458,075)                                     108,043,237
                                                       -------------
TOTAL COMMON STOCKS
  (Cost $397,581,416)                                    541,416,751
                                                       -------------

        MUTUAL FUNDS 4.96%
--------------------------------------------------------------------
 25,063,502  Dreyfus Cash Management Fund                 25,063,502
  3,000,000  Financial Investors Trust US Government
             Fund                                          3,000,000
                                                       -------------
TOTAL MUTUAL FUNDS
  (Cost $28,063,502)                                      28,063,502
                                                       -------------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE MIDCO GROWTH FUND
May 29, 1998 (continued)

 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
        INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 18.64%
--------------------------------------------------------------------
          COMMERCIAL PAPER 14.49%
--------------------------------------------------------------------
$ 6,000,000  American Express, 06/01/98, 5.51%         $   5,998,163
  6,000,000  American General, 06/03/98, 5.52%             5,996,314
  6,000,000  Asset Securitization, 06/01/98, 5.50%         5,998,160
  8,000,000  Associates Corp, 06/01/98, 5.58%              7,997,520
  8,000,000  BBL North America, 06/12/98, 5.50%            7,984,067
  8,000,000  Ford Motor Credit, 06/18/98, 5.48%            7,976,827
  3,000,000  General Motors Acceptance Corp,
             06/03/98, 5.55%                               2,998,147
  5,000,000  General Motors Acceptance Corp,
             06/04/98, 5.53%                               4,996,154
  8,000,000  Henkel Corp, 06/08/98, 5.49%                  7,988,988
  8,000,000  Merril Lynch, 06/23/98, 5.53%                 7,970,457
  7,000,000  Paccar Financial Corp, 06/01/98, 5.53%        6,997,845
  9,000,000  USAA, 06/10/98, 5.48%                         8,984,887
                                                       -------------
TOTAL COMMERCIAL PAPER
  (Cost $81,887,529)                                      81,887,529
                                                       -------------
          MUTUAL FUNDS 4.15%
--------------------------------------------------------------------
 17,412,175  AIM Liquid Assets Fund                       17,412,175
  5,603,853  AIM Prime Portfolio Fund                      5,603,853
    365,319  Provident Temp Fund                             365,319
 Shares or
 Principal                                                Market
  Amount                                                   Value
-----------                                            -------------
     57,186  Provident TempCash Fund                   $      57,186
                                                       -------------
TOTAL MUTUAL FUNDS
  (Cost $23,438,533)                                      23,438,533
                                                       -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED
  (Cost $105,326,062)                                    105,326,062
                                                       -------------

TOTAL INVESTMENTS
  (Cost $530,970,980)                         119.38%  $  674,806,315
Liabilities in Excess of Other Assets         (19.38%)   (109,513,075)
                                            -------------------------
NET ASSETS                                    100.00%  $  565,293,240
                                            -------------------------
                                            -------------------------

See Notes to Statements of Investments.

WESTCORE BLUE CHIP FUND
May 29, 1998

 Shares or
 Principal                                               Market
  Amount                                                  Value
-----------                                            -----------

        COMMON STOCKS 96.78%
------------------------------------------------------------------
          BASIC MATERIALS 7.48%
------------------------------------------------------------------
             Chemicals 1.03%
------------------------------------------------------------------
     13,400  ARCO Chemical Co                          $   747,050
                                                       -----------

             Metals 2.38%
------------------------------------------------------------------
     19,600  Timken Co                                     737,450
     27,600  USX - US Steel Group Inc                      990,150
                                                       -----------
                                                         1,727,600
                                                       -----------

             Transportation 4.07%
------------------------------------------------------------------
     10,200  AMR Corp**                                  1,570,163
     19,700  US Airways Group Inc**                      1,379,000
                                                       -----------
                                                         2,949,163
                                                       -----------
TOTAL BASIC MATERIALS
  (Cost $5,056,089)                                      5,423,813
                                                       -----------

          CAPITAL GOODS 10.90%
------------------------------------------------------------------
             Aerospace & Defense 2.66%
------------------------------------------------------------------
     20,500  United Technologies Corp                    1,927,000
                                                       -----------

             Electrical Equipment 2.10%
------------------------------------------------------------------
     37,050  Parker - Hannifin Corp                      1,521,366
                                                       -----------

             Engineering & Construction 2.00%
------------------------------------------------------------------
     32,200  Ingersoll-Rand Co                           1,451,012
                                                       -----------

             Machinery & Equipment 4.14%
------------------------------------------------------------------
     44,800  Dover Corp                                  1,680,000
     23,900  PACCAR Inc                                  1,319,729
                                                       -----------
                                                         2,999,729
                                                       -----------
TOTAL CAPITAL GOODS
  (Cost $6,011,461)                                      7,899,107
                                                       -----------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE BLUE CHIP FUND
May 29, 1998 (continued)

 Shares or
 Principal                                               Market
  Amount                                                  Value
-----------                                            -----------
          CONSUMER CYCLICALS 13.46%
------------------------------------------------------------------
             Automotive 4.95%
------------------------------------------------------------------
     13,200  Eaton Corp                                $ 1,185,525
     14,800  Goodyear Tire & Rubber Co                   1,063,750
     36,200  ITT Industries Inc                          1,334,875
                                                       -----------
                                                         3,584,150
                                                       -----------
             Hotels - Restaurants - Leisure 2.84%
------------------------------------------------------------------
     30,400  Carnival Corp                               2,059,600
                                                       -----------
             Retail 5.67%
------------------------------------------------------------------
     54,500  Dayton Hudson Corp                          2,527,437
     81,500  Kmart Corp**                                1,579,063
                                                       -----------
                                                         4,106,500
                                                       -----------
TOTAL CONSUMER CYCLICALS
  (Cost $6,154,083)                                      9,750,250
                                                       -----------
          CONSUMER STAPLES 10.46%
------------------------------------------------------------------
             Food, Beverages & Tobacco 1.90%
------------------------------------------------------------------
     23,400  Sara Lee Corp                               1,377,675
                                                       -----------

             Retail Food & Drug 8.56%
------------------------------------------------------------------
     24,100  CVS Corp                                    1,691,518
    101,800  Food Lion Inc - Class A                       986,187
     63,800  Rite Aid Corp                               2,284,838
     29,700  SUPERVALU Inc                               1,243,688
                                                       -----------
                                                         6,206,231
                                                       -----------
TOTAL CONSUMER STAPLES
  (Cost $5,122,453)                                      7,583,906
                                                       -----------
          CREDIT SENSITIVE 27.99%
------------------------------------------------------------------
             Banks 8.57%
------------------------------------------------------------------
     12,350  Chase Manhattan Corp                        1,678,828
     20,800  Comerica Inc                                1,367,600
     28,580  First Union Corp                            1,580,831
     20,900  NationsBank Corp                            1,583,175
                                                       -----------
                                                         6,210,434
                                                       -----------
 Shares or
 Principal                                               Market
  Amount                                                  Value
-----------                                            -----------

             Financial Services 11.64%
------------------------------------------------------------------
     31,000  Bear Stearns Companies Inc                $ 1,681,750
     15,100  Golden West Financial Corp                  1,630,800
     18,400  Lehman Brothers Holdings Inc                1,305,250
     40,150  SLM Holding Corp                            1,603,491
     36,349  Travelers Group Inc                         2,217,289
                                                       -----------
                                                         8,438,580
                                                       -----------

             Insurance 2.67%
------------------------------------------------------------------
     28,100  Equitable Companies Inc                     1,935,388
                                                       -----------

             Utilities - Electric 5.11%
------------------------------------------------------------------
     36,800  DTE Energy Co                               1,455,900
     37,650  Edison International                        1,110,675
     29,530  GPU Inc                                     1,136,905
                                                       -----------
                                                         3,703,480
                                                       -----------
TOTAL CREDIT SENSITIVE
  (Cost $14,247,674)                                    20,287,882
                                                       -----------

          ENERGY 5.55%
------------------------------------------------------------------
             Energy Producers 5.55%
------------------------------------------------------------------
     18,500  Mobil Corp                                  1,443,000
     23,300  Texaco Inc                                  1,345,575
     38,900  Tosco Corp                                  1,235,075
                                                       -----------
                                                         4,023,650
                                                       -----------
TOTAL ENERGY
  (Cost $2,687,716)                                      4,023,650
                                                       -----------

          HEALTHCARE 12.29%
------------------------------------------------------------------
             Drugs & Healthcare Products 7.92%
------------------------------------------------------------------
     27,500  Becton Dickinson & Co                       1,945,625
     15,280  Bristol-Myers Squibb Co                     1,642,600
     25,700  Schering-Plough Corp                        2,150,769
                                                       -----------
                                                         5,738,994
                                                       -----------
 Shares or
 Principal                                               Market
  Amount                                                  Value
-----------                                            -----------

             Healthcare Services 4.37%
------------------------------------------------------------------
     24,600  McKesson Corp                             $ 1,921,875
     17,100  Shared Medical Systems Corp                 1,244,025
                                                       -----------
                                                         3,165,900
                                                       -----------
TOTAL HEALTHCARE
  (Cost $4,450,894)                                      8,904,894
                                                       -----------

          TECHNOLOGY 8.65%
------------------------------------------------------------------
             Computer Hardware 2.68%
------------------------------------------------------------------
     79,200  Unisys Corp**                               1,940,400
                                                       -----------

             Computer Services & Software 2.03%
------------------------------------------------------------------
     28,053  Computer Associates International Inc       1,472,783
                                                       -----------

             Electronics 1.95%
------------------------------------------------------------------
     29,380  Harris Corp                                 1,415,748
                                                       -----------

             Telecommunications 1.99%
------------------------------------------------------------------
     20,060  Sprint Corp                                 1,439,305
                                                       -----------
TOTAL TECHNOLOGY
  (Cost $3,231,036)                                      6,268,236
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $46,961,406)                                    70,141,738
                                                       -----------

        MUTUAL FUNDS 2.65%
------------------------------------------------------------------
  1,918,951  Dreyfus Cash Management Fund                1,918,951
                                                       -----------
TOTAL MUTUAL FUNDS
  (Cost $1,918,951)                                      1,918,951
                                                       -----------

TOTAL INVESTMENTS
  (Cost $48,880,357)                           99.43%   72,060,689
Other Assets in Excess of Liabilities           0.57%      416,113
                                              --------------------
NET ASSETS                                    100.00%  $72,476,802
                                              --------------------
                                              --------------------

See Notes to Statements of Investments.

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE SMALL-CAP OPPORTUNITY FUND
May 29, 1998

Shares or
Principal                                              Market
 Amount                                                 Value
---------                                            -----------

      COMMON STOCKS 97.31%
----------------------------------------------------------------
        BASIC MATERIALS 12.96%
----------------------------------------------------------------
           Chemicals 1.45%
----------------------------------------------------------------
   36,800  Wellman Inc                               $   885,500
                                                     -----------
           Metals 1.77%
----------------------------------------------------------------
   45,700  Citation Corp**                               874,013
   11,300  Hawk Corp - Class A**                         206,225
                                                     -----------
                                                       1,080,238
                                                     -----------

           Multi-Industry 2.13%
----------------------------------------------------------------
   21,940  Texas Industries Inc                        1,302,687
                                                     -----------
           Paper & Packaging .97%
----------------------------------------------------------------
   16,700  Chesapeake Corp                               592,850
                                                     -----------

           Transportation 6.64%
----------------------------------------------------------------
   25,000  Airborne Freight Corp                         931,250
   10,200  Alaska Air Group Inc**                        472,387
   25,800  America West Holdings Corp - Class B**        730,463
   41,800  Consolidated Freightways Corp**               616,550
   33,750  Rollins Truck Leasing Corp                    405,000
   26,600  Varlen Corp                                   901,073
                                                     -----------
                                                       4,056,723
                                                     -----------
TOTAL BASIC MATERIALS
  (Cost $6,621,532)                                    7,917,998
                                                     -----------
        CAPITAL GOODS 10.64%
----------------------------------------------------------------
           Aerospace & Defense 6.48%
----------------------------------------------------------------
   28,620  Cordant Technologies Inc                    1,427,423
   25,300  Ducommon Inc**                                812,762
   40,500  ESCO Electronics Corp**                       726,468
   37,400  Kaman Corp - Class A                          687,224
    6,500  Primex Technologies Inc                       300,625
                                                     -----------
                                                       3,954,502
                                                     -----------

Shares or
Principal                                              Market
 Amount                                                 Value
---------                                            -----------

           Electrical Equipment 1.65%
----------------------------------------------------------------
   37,700  Bel Fuse Inc**                            $ 1,008,475
                                                     -----------

           Other Capital Goods 2.51%
----------------------------------------------------------------
   25,120  AGCO Corp                                     631,140
   30,600  ITI Technologies Inc**                        902,700
                                                     -----------
                                                       1,533,840
                                                     -----------
TOTAL CAPITAL GOODS
  (Cost $5,065,128)                                    6,496,817
                                                     -----------

        CONSUMER CYCLICALS 23.06%
----------------------------------------------------------------
           Automotive 1.63%
----------------------------------------------------------------
   17,400  Arvin Industries Inc                          644,888
   68,600  Audiovox Corp - Class A**                     351,575
                                                     -----------
                                                         996,463
                                                     -----------

           Building Related 1.99%
----------------------------------------------------------------
   17,200  M.D.C. Holdings Inc                           260,150
    8,200  M/I Schottenstein Homes Inc                   165,024
   66,500  Morrison Knudsen Corp**                       789,687
                                                     -----------
                                                       1,214,861
                                                     -----------

           Consumer Products 2.49%
----------------------------------------------------------------
   16,200  Coastcast Corp**                              301,725
   14,300  Crown Crafts Inc                              202,881
   41,700  EKCO Group Inc**                              328,388
   14,400  French Fragrances Inc**                       247,500
   17,100  Ladd Furniture Inc**                          442,463
                                                     -----------
                                                       1,522,957
                                                     -----------

           Consumer Soft Goods 2.21%
----------------------------------------------------------------
   17,500  Maxwell Shoe Company Inc - Class A**          343,438
   28,800  Oxford Industries Inc                       1,004,400
                                                     -----------
                                                       1,347,838
                                                     -----------
Shares or
Principal                                              Market
 Amount                                                 Value
---------                                            -----------

           Hotels-Restaurants-Leisure 3.27%
----------------------------------------------------------------
   27,800  Monaco Coach Corp**                       $   750,600
   42,960  Prime Hospitality Corp**                      770,595
   21,900  Rio Hotel & Casino Inc**                      476,325
                                                     -----------
                                                       1,997,520
                                                     -----------

           Retail 11.47%
----------------------------------------------------------------
   25,800  BJ's Wholesale Club Inc**                   1,019,100
    6,800  Blair Corp                                    202,300
   78,600  Cato Corp - Class A                         1,188,825
   25,300  Footstar Inc**                              1,117,944
   37,975  Fred's Inc                                    892,413
   12,900  REX Stores Corp**                             173,344
   35,630  ShopKo Stores Inc**                         1,242,596
   37,800  Zale Corp**                                 1,169,437
                                                     -----------
                                                       7,005,959
                                                     -----------
TOTAL CONSUMER CYCLICALS
  (Cost $10,889,938)                                  14,085,598
                                                     -----------

        CONSUMER STAPLES 7.94%
----------------------------------------------------------------
           Food, Beverages & Tobacco 7.15%
----------------------------------------------------------------
   18,000  Ben & Jerry's Homemade Inc - Class A**        353,250
   78,600  Chock Full O' Nuts Corp**                     594,413
   13,500  Dean Foods Co                                 664,875
   14,800  Earthgrains Co                                781,625
    7,600  J.M. Smucker Co - Class A                     180,975
   20,600  Michael Foods Inc                             574,225
   38,700  Ralcorp Holdings Inc**                        824,794
    6,700  Suiza Foods Corp**                            391,531
                                                     -----------
                                                       4,365,688
                                                     -----------

           Household Products .79%
----------------------------------------------------------------
   40,000  American Safety Razor Co**                    477,500
                                                     -----------
TOTAL CONSUMER STAPLES
  (Cost $4,350,506)                                    4,843,188
                                                     -----------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE SMALL-CAP OPPORTUNITY FUND
May 29, 1998 (continued)

Shares or
Principal                                              Market
 Amount                                                 Value
---------                                            -----------
        CREDIT SENSITIVE 25.20%
----------------------------------------------------------------
           Banks 1.04%
----------------------------------------------------------------
   23,200  Riggs National Corp Washington D.C.       $   635,100
                                                     -----------
           Financial Services 7.91%
----------------------------------------------------------------
   12,300  Advest Group Inc                              322,106
   13,600  Astoria Financial Corp                        748,426
   19,400  Downey Financial Corp                         642,625
   10,400  EVEREN Capital Corp                           537,550
   13,300  LandAmerica Financial Group Inc               635,075
   24,146  MAF Bancorp Inc                               911,511
   11,800  Reliance Bancorp Inc                          450,613
   19,600  Rent-Way Inc**                                580,650
                                                     -----------
                                                       4,828,556
                                                     -----------
           Insurance 6.95%
----------------------------------------------------------------
   11,900  Capital Re Corp                               886,550
   10,600  Delphi Financial Group Inc - Class A**        575,713
   17,000  Enhance Financial Services Group Inc        1,107,125
   15,800  FBL Financial Group Inc - Class A             443,387
    3,900  Farm Family Holdings Inc**                    159,656
   14,950  Fremont General Corp                          854,953
    8,000  Guarantee Life Companies Inc                  217,000
                                                     -----------
                                                       4,244,384
                                                     -----------
           REITs 5.65%
----------------------------------------------------------------
   14,200  Annaly Mortgage Management Inc                153,537
    6,900  CCA Prison Realty Trust                       216,056
   32,400  EastGroup Properties Inc                      650,025
   19,400  Health Care REIT Inc                          500,763
   28,500  Innskeepers USA Trust                         397,219
   20,700  Manufactured Home Communities Inc             516,206
Shares or
Principal                                              Market
 Amount                                                 Value
---------                                            -----------
   16,500  Parkway Properties Inc                    $   510,469
   35,200  Sunstone Hotel Investors Inc                  506,000
                                                     -----------
                                                       3,450,275
                                                     -----------

           Utilities - Electric 3.65%
----------------------------------------------------------------
   14,140  Central Hudson Gas & Electric                 617,741
   17,900  Cleco Corp                                    535,881
   17,488  Interstate Energy Corp                        525,733
   17,900  Rochester Gas and Electric Corp               550,426
                                                     -----------
                                                       2,229,781
                                                     -----------
TOTAL CREDIT SENSITIVE
  (Cost $13,263,584)                                  15,388,096
                                                     -----------

        ENERGY 2.91%
----------------------------------------------------------------
           Energy Equipment & Services 1.01%
----------------------------------------------------------------
   30,200  Offshore Logistics Inc**                      615,325
                                                     -----------

           Energy Producers 1.90%
----------------------------------------------------------------
   38,800  HS Resources Inc**                            560,175
   31,200  Tesoro Petroleum Corp**                       602,550
                                                     -----------
                                                       1,162,725
                                                     -----------
TOTAL ENERGY
  (Cost $1,589,822)                                    1,778,050
                                                     -----------

        HEALTHCARE 5.49%
----------------------------------------------------------------
           Drugs & Healthcare Products .73%
----------------------------------------------------------------
   27,000  Roberts Pharmaceutical Corp**                 445,500
                                                     -----------

           Healthcare Services 4.76%
----------------------------------------------------------------
   33,100  Beverly Enterprises Inc**                     473,744
   29,770  Bindley Western Industries Inc              1,056,835
   15,200  ChroniMed Inc**                               188,100
   16,541  Integrated Health Services Inc                615,118
   12,800  Mariner Health Group Inc**                    190,400
Shares or
Principal                                              Market
 Amount                                                 Value
---------                                            -----------
   34,900  NovaCare Inc**                            $   383,900
                                                     -----------
                                                       2,908,097
                                                     -----------
TOTAL HEALTHCARE
  (Cost $2,912,741)                                    3,353,597
                                                     -----------

        SERVICES 4.06%
----------------------------------------------------------------
           Business Services 4.06%
----------------------------------------------------------------
   21,200  Budget Group Inc - Class A**                  625,400
   10,700  Casella Waste Systems Inc - Class A**         284,888
   23,600  Innovative Valve Technology Inc**             318,600
   15,600  Integrated Electrical Services Inc**          315,900
   51,300  Mac-Gray Corp**                               737,438
   11,900  URS Corp**                                    197,837
                                                     -----------
                                                       2,480,063
                                                     -----------
TOTAL SERVICES
  (Cost $2,518,569)                                    2,480,063
                                                     -----------

        TECHNOLOGY 5.05%
----------------------------------------------------------------
           Computer Hardware .82%
----------------------------------------------------------------
   13,100  Tektronix Inc                                 501,075
                                                     -----------

           Computer Services & Software 4.23%
----------------------------------------------------------------
   21,100  Adept Technology Inc**                        197,814
   14,800  Software Spectrum Inc**                       267,325
   29,400  Sterling Software Inc**                       799,312
   23,600  Symantec Corp**                               563,450
   31,400  Wang Laboratories Inc**                       753,600
                                                     -----------
                                                       2,581,501
                                                     -----------
TOTAL TECHNOLOGY
  (Cost $3,220,773)                                    3,082,576
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $50,432,593)                                  59,425,983
                                                     -----------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE SMALL-CAP OPPORTUNITY FUND
May 29, 1998 (continued)

Shares or
Principal                                              Market
 Amount                                                 Value
---------                                            -----------
      MUTUAL FUNDS 1.98%
----------------------------------------------------------------
1,206,279  Dreyfus Cash Management Fund              $ 1,206,279
TOTAL MUTUAL FUNDS
  (Cost $1,206,279)                                    1,206,279
                                                     -----------
      INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 3.17%
----------------------------------------------------------------
        MUTUAL FUNDS 3.17%
----------------------------------------------------------------
1,420,001  AIM Liquid Assets Fund                      1,420,001
  518,636  AIM Prime Portfolio Fund                      518,636
      278  Provident Temp Fund                               278
       15  Provident TempCash Fund                            15
                                                     -----------
                                                       1,938,930
                                                     -----------
TOTAL MUTUAL FUNDS
  (Cost $1,938,930)                                    1,938,930
                                                     -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED
  (Cost $1,938,930)                                    1,938,930
                                                     -----------

TOTAL INVESTMENTS
  (Cost $53,577,802)                        102.46%  $62,571,192
Liabilities in Excess of Other Assets        (2.46%)  (1,501,849)
                                            --------------------
NET ASSETS                                  100.00%  $61,069,343
                                            --------------------
                                            --------------------

See Notes to Statements of Investments.

WESTCORE GROWTH AND INCOME FUND
May 29, 1998

Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------

     COMMON STOCKS 88.86%
-------------------------------------------------------------------
       BASIC MATERIALS 3.00%
-------------------------------------------------------------------
             Chemicals .57%
-------------------------------------------------------------------
     2,600   Crompton & Knowles Corp                   $     70,038
       900   W.R. Grace & Co                                 16,706
                                                       ------------
                                                             86,744
                                                       ------------

             Metals .47%
-------------------------------------------------------------------
     4,500   National Steel Corp - Class B                   70,875
                                                       ------------

             Paper & Packaging .50%
-------------------------------------------------------------------
     1,500   Bowater Inc                                     75,937
                                                       ------------

             Transportation 1.46%
-------------------------------------------------------------------
       800   Burlington Northern Santa Fe Corp               79,600
     4,500   US Freightways Corp                            141,750
                                                       ------------
                                                            221,350
                                                       ------------
TOTAL BASIC MATERIALS
  (Cost $473,822)                                           454,906
                                                       ------------

       CAPITAL GOODS 2.25%
-------------------------------------------------------------------
             Aerospace & Defense 1.15%
-------------------------------------------------------------------
     1,500   Boeing Co                                       71,438
     2,000   B F Goodrich Co                                102,500
                                                       ------------
                                                            173,938
                                                       ------------

             Electrical Equipment 1.10%
-------------------------------------------------------------------
     2,000   General Electric Co                            166,750
                                                       ------------
TOTAL CAPITAL GOODS
  (Cost $168,950)                                           340,688
                                                       ------------

       CONSUMER CYCLICALS 15.79%
-------------------------------------------------------------------
             Building Related .53%
-------------------------------------------------------------------
     1,600   Leggett & Platt Inc                             80,400
                                                       ------------

Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------

             Consumer Products .47%
-------------------------------------------------------------------
     1,900   Mattel Inc                                $     71,963
                                                       ------------

             Hotels - Restaurants - Leisure 2.93%
-------------------------------------------------------------------
     5,400   Hilton Hotels Corp                             169,763
    15,266   Prime Hospitality Corp**                       273,833
                                                       ------------
                                                            443,596
                                                       ------------

             Media - Publishing - Cable 2.64%
-------------------------------------------------------------------
     5,000   CBS Corp**                                     158,750
     3,600   Tribune Co                                     240,750
                                                       ------------
                                                            399,500
                                                       ------------

             Retail 9.22%
-------------------------------------------------------------------
     6,588   Dollar General Corp                            251,168
    12,500   Family Dollar Stores Inc                       207,031
     3,500   Home Depot Inc                                 274,969
     3,800   Lowe's Companies Inc                           300,913
     3,200   Pier 1 Imports Inc                              77,000
     5,200   Wal-Mart Stores Inc                            286,974
                                                       ------------
                                                          1,398,055
                                                       ------------
TOTAL CONSUMER CYCLICALS
  (Cost $1,348,554)                                       2,393,514
                                                       ------------

       CONSUMER STAPLES 5.29%
-------------------------------------------------------------------
             Food, Beverages & Tobacco 2.79%
-------------------------------------------------------------------
     3,600   Bestfoods                                      203,175
     5,400   PepsiCo Inc                                    220,388
                                                       ------------
                                                            423,563
                                                       ------------

             Household Products 2.05%
-------------------------------------------------------------------
     1,000   Clorox Co                                       83,500
     1,400   Colgate-Palmolive Co                           121,800
       900   Gillette Co                                    105,412
                                                       ------------
                                                            310,712
                                                       ------------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE GROWTH AND INCOME FUND
May 29, 1998 (continued)

Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------
             Retail Food & Drug .45%
-------------------------------------------------------------------
     1,900   Rite Aid Corp                             $     68,044
                                                       ------------
TOTAL CONSUMER STAPLES
  (Cost $477,085)                                           802,319
                                                       ------------

       CREDIT SENSITIVE 37.83%
-------------------------------------------------------------------
             Banks 4.28%
-------------------------------------------------------------------
     1,760   Banc One Corp                                   97,020
     3,100   Cullen/Frost Bankers Inc                       167,981
     6,000   Norwest Corp                                   233,250
     1,300   Star Banc Corp                                  79,300
     4,000   Yardville National Bancorp                      71,000
                                                       ------------
                                                            648,551
                                                       ------------
             Financial Services 8.24%
-------------------------------------------------------------------
     7,678   Charter One Financial Inc                      262,972
     1,900   Green Tree Financial Corp                       76,356
     2,400   Household International Inc                    324,750
     1,100   Kansas City Southern Industries Inc             46,613
     5,775   MBNA Corp                                      182,995
     3,200   MGIC Investment Corp                           191,800
     1,200   The PMI Group Inc                               90,225
     3,200   Waddell & Reed Financial Inc - Class A          74,000
                                                       ------------
                                                          1,249,711
                                                       ------------

             Insurance 8.92%
-------------------------------------------------------------------
     1,900   Ambac Financial Group Inc                      103,906
     3,400   Executive Risk Inc                             213,988
    15,480   Frontier Insurance Group Inc                   379,260
     7,000   Hartford Life Inc - Class A                    360,500
     8,400   Mutual Risk Management Ltd                     294,525
                                                       ------------
                                                          1,352,179
                                                       ------------
             REITs 2.60%
-------------------------------------------------------------------
     5,600   CCA Prison Realty Trust                        175,350
     3,000   Healthcare Realty Trust Inc                     84,938
Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------
     9,300   Sunstone Hotel Investments Inc            $    133,687
                                                       ------------
                                                            393,975
                                                       ------------

             Utilities - Electric 5.75%
-------------------------------------------------------------------
    11,992   AES Corp**                                     570,370
     3,535   Duke Energy Corp                               203,704
     7,000   Trigen Energy Corp                              97,125
                                                       ------------
                                                            871,199
                                                       ------------

             Utilities - Gas 4.68%
-------------------------------------------------------------------
     3,600   Enron Corp                                     180,450
     4,500   K N Energy Inc                                 243,563
     4,600   MCN Energy Group Inc                           165,600
     3,700   The Williams Companies Inc                     120,018
                                                       ------------
                                                            709,631
                                                       ------------

             Utilities - Telephone 3.36%
-------------------------------------------------------------------
     4,200   Cincinnati Bell Inc                            133,613
     8,263   WorldCom Inc**                                 375,947
                                                       ------------
                                                            509,560
                                                       ------------
TOTAL CREDIT SENSITIVE
  (Cost $3,483,700)                                       5,734,806
                                                       ------------

       ENERGY 5.94%
-------------------------------------------------------------------
             Energy Equipment & Services 2.93%
-------------------------------------------------------------------
     4,250   Camco International Inc                        296,437
     3,000   Transocean Offshore Inc                        147,938
                                                       ------------
                                                            444,375
                                                       ------------

             Energy Producers 3.01%
-------------------------------------------------------------------
     1,300   Anadarko Petroleum Corp                         85,800
     3,400   Apache Corp                                    116,238
    10,800   Pioneer Natural Resources Co                   253,800
                                                       ------------
                                                            455,838
                                                       ------------
TOTAL ENERGY
  (Cost $692,730)                                           900,213
                                                       ------------
Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------

       HEALTHCARE 7.89%
-------------------------------------------------------------------
             Drugs & Healthcare Products 7.28%
-------------------------------------------------------------------
     3,400   American Home Products Corp               $    164,263
     1,600   Guidant Corp                                   103,100
     3,300   Mylan Labs Inc                                  99,000
     1,400   Pfizer Inc                                     146,738
     5,000   Schering-Plough Corp                           418,437
     2,700   Warner-Lambert Co                              172,294
                                                       ------------
                                                          1,103,832
                                                       ------------

             Healthcare Services .61%
-------------------------------------------------------------------
     1,600   HBO & Company                                   92,350
                                                       ------------
TOTAL HEALTHCARE
  (Cost $609,126)                                         1,196,182
                                                       ------------

       SERVICES 6.89%
-------------------------------------------------------------------
             Business Services 2.89%
-------------------------------------------------------------------
     8,400   Omnicom Group Inc                              393,225
    11,400   Philip Services Corp**                          44,175
                                                       ------------
                                                            437,400
                                                       ------------

             Consumer Services 4.00%
-------------------------------------------------------------------
     9,129   Cendant Corp**                                 197,984
    14,900   Loewen Group Inc                               409,750
                                                       ------------
                                                            607,734
                                                       ------------
TOTAL SERVICES
  (Cost $735,020)                                         1,045,134
                                                       ------------

       TECHNOLOGY 3.98%
-------------------------------------------------------------------
             Computer Services & Software 1.77%
-------------------------------------------------------------------
     2,600   Analysts International Corp                     76,050
     1,500   Computer Sciences Corp**                        77,906
     3,447   First Data Corp                                114,612
                                                       ------------
                                                            268,568
                                                       ------------

             Electronics 1.64%
-------------------------------------------------------------------
     1,000   Intel Corp                                      71,438

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE GROWTH AND INCOME FUND
May 29, 1998 (continued)

Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------
     1,800   Micron Technology Inc**                   $     42,413
     1,200   Motorola Inc                                    63,525
     1,400   Texas Instruments Inc                           71,924
                                                       ------------
                                                            249,300
                                                       ------------
             Telecommunications .57%
-------------------------------------------------------------------
     1,200   Sprint Corp                                     86,100
                                                       ------------
TOTAL TECHNOLOGY
  (Cost $609,332)                                           603,968
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,598,319)                                      13,471,730
                                                       ------------
     CONVERTIBLE DEBENTURES 4.46%
-------------------------------------------------------------------
       CAPITAL GOODS .71%
-------------------------------------------------------------------
             Office Products .71%
-------------------------------------------------------------------
 $ 100,000   US Office Products Co, 5.50%, 02/01/01         108,250
                                                       ------------
TOTAL CAPITAL GOODS
  (Cost $112,289)                                           108,250
                                                       ------------
       CREDIT SENSITIVE .67%
-------------------------------------------------------------------
             Utilities - Telephone .67%
-------------------------------------------------------------------
   100,000   Premiere Technologies Inc, 5.75%,
             07/01/04 (1)                                   101,375
                                                       ------------
TOTAL CREDIT SENSITIVE
  (Cost $100,000)                                           101,375
                                                       ------------
       ENERGY .70%
-------------------------------------------------------------------
             Energy Equipment & Services .70%
-------------------------------------------------------------------
    75,000   Nabors Industries Inc, 5.00%, 05/15/06         106,688
                                                       ------------
TOTAL ENERGY
  (Cost $91,654)                                            106,688
                                                       ------------
Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------
       HEALTHCARE 1.16%
-------------------------------------------------------------------
             Drugs & Healthcare Products 1.16%
-------------------------------------------------------------------
 $ 125,000   ALZA Corp, 5.00%, 05/01/06                $    175,781
                                                       ------------
TOTAL HEALTHCARE
  (Cost $159,000)                                           175,781
                                                       ------------

       SERVICES 1.22%
-------------------------------------------------------------------
             Business Services 1.22%
-------------------------------------------------------------------
   150,000   USA Waste Services Inc, 4.00%, 02/01/02        184,687
                                                       ------------
TOTAL SERVICES
  (Cost $150,992)                                           184,687
                                                       ------------
TOTAL CONVERTIBLE DEBENTURES
  (Cost $613,935)                                           676,781
                                                       ------------

     CONVERTIBLE PREFERRED STOCKS 2.48%
-------------------------------------------------------------------
       CONSUMER CYCLICALS 1.17%
-------------------------------------------------------------------
             Media - Publishing - Cable 1.17%
-------------------------------------------------------------------
     2,300   TCI Communications Inc, 6.50%, 11/15/00        177,675
                                                       ------------
TOTAL CONSUMER CYCLICALS
  (Cost $158,125)                                           177,675
                                                       ------------

       SERVICES 1.31%
-------------------------------------------------------------------
             Business Services 1.31%
-------------------------------------------------------------------
     5,400   Snyder Communications, Inc - STRYPES,
             6.50%, 11/15/00                                198,450
                                                       ------------
TOTAL SERVICES
  (Cost $155,111)                                           198,450
                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Cost $313,236)
                                                            376,125
                                                       ------------
Shares or
Principal                                                 Market
  Amount                                                  Value
----------                                             ------------

     MUTUAL FUNDS 3.31%
-------------------------------------------------------------------
 $ 502,320   Dreyfus Cash Management Fund              $    502,320
                                                       ------------
TOTAL MUTUAL FUNDS
  (Cost $502,320)                                           502,320
                                                       ------------

     INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 1.20%
-------------------------------------------------------------------
       MUTUAL FUNDS 1.20%
-------------------------------------------------------------------
   181,522   AIM Liquid Assets Fund                         181,522
       229   AIM Prime Portfolio                                229
                                                       ------------
                                                            181,751
                                                       ------------
TOTAL MUTUAL FUNDS
  (Cost $181,751)                                           181,751
                                                       ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED
  (Cost $181,751)
                                                            181,751
                                                       ------------

TOTAL INVESTMENTS
  (Cost $10,209,561)                           100.31%  $15,208,707
Liabilities in Excess of Other Assets           (0.31%)     (48,614)
                                               --------------------
NET ASSETS                                     100.00%  $15,160,093
                                               --------------------
                                               --------------------

See Notes to Statements of Investments.

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE INTERMEDIATE-TERM BOND FUND
May 29, 1998

Shares or
Principal                                               Market
  Amount                                                 Value
----------                                            -----------

       CORPORATE BONDS 53.31%
-----------------------------------------------------------------
         FINANCIAL 18.46%
-----------------------------------------------------------------
            Investment Banking/Brokerage 0.88%
-----------------------------------------------------------------
$  430,000  Merril Lynch & Co, Inc, 6.55%, 08/01/04   $   439,349
                                                      -----------

            Life Insurance 2.38%
-----------------------------------------------------------------
 1,150,000  Aetna Services, Inc, 7.125%, 08/15/06       1,191,960
                                                      -----------

            Personal Credit Institutions 1.46%
-----------------------------------------------------------------
   725,000  General Motors Acceptance Corp, 6.60%,
            01/17/01                                      734,399
                                                      -----------
            REITs 13.74%
-----------------------------------------------------------------
   550,000  Camden Property Trust, 6.625%, 05/15/01       551,742
   400,000  Centerpoint Property Trust, 6.75%,
            04/01/05                                      399,302
   600,000  Corporate Property Investors, 7.75%,
            08/15/04 (1)                                  643,367
   500,000  Developers Diversified Realty Trust,
            6.95%, 7/23/04                                506,880
   375,000  Evans Withycombe Residential Trust,
            7.50%, 04/15/04                               392,143
 1,000,000  Kimco Realty Corp, 6.83%, 11/14/05          1,034,828
   425,000  Nationwide Health Property Trust, 6.93%,
            12/18/01                                      448,214
 1,000,000  New Plan Realty Trust, 7.75%, 04/06/05      1,081,365
   750,000  Washington Real Estate Investment Trust,
            7.125%, 08/13/03                              771,156

Shares or
Principal                                               Market
  Amount                                                 Value
----------                                            -----------
$1,000,000  Weingarten Realty Investors Trust,
            7.22%, 06/01/05                           $ 1,064,512
                                                      -----------
                                                        6,893,509
                                                      -----------
TOTAL FINANCIAL
  (Cost $8,880,018)                                     9,259,217
                                                      -----------

         INDUSTRIAL 24.73%
-----------------------------------------------------------------
            Aerospace & Defense 3.99%
-----------------------------------------------------------------
   790,000  Raytheon Co, 6.50%, 07/15/05                  808,751
 1,150,000  Rockwell International Corp, 6.625%,
            06/01/05                                    1,193,212
                                                      -----------
                                                        2,001,963
                                                      -----------

            Chemicals 1.52%
-----------------------------------------------------------------
   750,000  ISP Chemicals Inc, 9.00%, 03/01/99            762,615
                                                      -----------

            Food, Beverages & Tobacco 1.04%
-----------------------------------------------------------------
   500,000  RJR Nabisco Inc, 8.625%, 12/01/02             521,967
                                                      -----------

            Hotels-Restaurants-Leisure 1.55%
-----------------------------------------------------------------
   350,000  Circus Circus Enterprises Inc, 6.45%,
            02/01/06                                      331,743
   425,000  Hilton Hotels Corp, 7.95%, 04/15/07           446,831
                                                      -----------
                                                          778,574
                                                      -----------

            Metals 2.09%
-----------------------------------------------------------------
 1,000,000  CSR America Inc, 6.875%, 07/21/05           1,046,539
                                                      -----------

            Multimedia-Publishing 12.46%
-----------------------------------------------------------------
 1,100,000  Cox Communications Inc, 6.375%, 06/15/00    1,107,922
   750,000  New York Times Co, 7.625%, 03/15/05           813,648
Shares or
Principal                                               Market
  Amount                                                 Value
----------                                            -----------
$  775,000  TCI Communications Inc, 8.00%, 08/01/05   $   840,856
 1,000,000  TKR Cable Inc, 10.50%, 10/30/07             1,099,693
 1,000,000  Time Warner Entertainment Co, 9.625%,
            05/01/02                                    1,118,747
 1,250,000  Walt Disney Co, 6.375%, 03/30/01            1,267,758
                                                      -----------
                                                        6,248,624
                                                      -----------

            Retail 2.08%
-----------------------------------------------------------------
 1,000,000  Kmart Corp, 8.125%, 12/01/06                1,045,010
                                                      -----------
TOTAL INDUSTRIAL
  (Cost $11,767,720)                                   12,405,292
                                                      -----------

         TRANSPORTATION 7.10%
-----------------------------------------------------------------
            Air Transportation 7.10%
-----------------------------------------------------------------
   811,046  American Airlines Sr 1991, 9.71%,
            01/02/07                                      885,905
   475,243  Continental Airlines Pass-Through
            Certificates, 7.75%, 07/02/14                 512,644
 1,009,065  Jet Equipment Trust Series 95-B, 7.83%,
            02/15/15 (1)                                1,093,928
   925,083  United Airlines Pass-Through
            Certificates 95-A1, 9.02%, 04/19/12         1,067,921
                                                      -----------
                                                        3,560,398
                                                      -----------
TOTAL TRANSPORTATION
  (Cost $3,231,871)                                     3,560,398
                                                      -----------

         UTILITIES 3.02%
-----------------------------------------------------------------
            Electric & Other Services Combined 2.11%
-----------------------------------------------------------------
 1,000,000  Long Island Lighting Co, 7.125%,
            06/01/05                                    1,056,412
                                                      -----------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE INTERMEDIATE-TERM BOND FUND
May 29, 1998 (continued)

Shares or
Principal                                               Market
  Amount                                                 Value
----------                                            -----------
            Natural Gas 0.91%
-----------------------------------------------------------------
$  460,000  KN Energy Inc, 6.45%, 03/01/03            $   461,669
                                                      -----------
TOTAL UTILITIES
  (Cost $1,439,745)                                     1,518,081
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost $25,319,354)                                   26,742,988
                                                      -----------
       ASSET-BACKED SECURITIES, COLLATERALIZED MORTGAGE
       OBLIGATIONS & MORTGAGE-BACKED SECURITIES 13.84%
-----------------------------------------------------------------
            Asset-Backed Securities 2.80%
-----------------------------------------------------------------
   500,000  American Express Master Trust, 5.90%,
            05/15/03                                      500,000
   250,000  California Infrastructure and Economic
            Development Bank, 6.25%, 6/25/04              253,294
   650,000  Premier Auto Trust, 5.77%, 01/06/02           649,431
                                                      -----------
                                                        1,402,725
                                                      -----------

            Collateralized Mortgage Obligations 0.75%
-----------------------------------------------------------------
   353,279  Collateralized Mortgage Security Corp,
            8.75%, 4/20/19                                374,790
                                                      -----------
            Mortgage-Backed Securities 10.29%
-----------------------------------------------------------------
 1,700,789  FHLMC GP #000336, 6.00%, 10/01/24           1,662,998
 1,052,206  FNMA Pool #303845, 7.00%, 05/01/11          1,074,418
 1,312,850  FNMA Pool #362443, 6.50%, 12/01/08          1,322,657
Shares or
Principal                                               Market
  Amount                                                 Value
----------                                            -----------
$1,008,370  GNMA Pool #780019, 9.50%, 11/15/09        $ 1,104,366
                                                      -----------
                                                        5,164,439
                                                      -----------
TOTAL ASSET-BACKED SECURITIES, COLLATERALIZED
  MORTGAGE OBLIGATIONS & MORTGAGE-BACKED SECURITIES
  (Cost $6,733,677)                                     6,941,954
                                                      -----------

       U.S. GOVERNMENT TREASURIES 30.18%
-----------------------------------------------------------------
            U.S. Treasury Notes:
 1,000,000  6.75%, 06/30/99                             1,012,501
 2,000,000  6.875%, 08/31/99                            2,031,252
 1,500,000  7.75%, 11/30/99                             1,546,407
 1,000,000  5.875%, 02/15/00                            1,005,001
 2,500,000  6.875%, 03/31/00                            2,557,815
   500,000  6.75%, 04/30/00                               510,782
 2,250,000  6.25%, 04/30/01                             2,290,784
 2,000,000  7.875%, 08/15/01                            2,133,126
 2,000,000  6.50%, 08/31/01                             2,053,752
                                                      -----------
                                                       15,141,420
                                                      -----------
TOTAL U.S. GOVERNMENT TREASURIES
  (Cost $15,090,936)
                                                       15,141,420
                                                      -----------

       MUTUAL FUNDS 1.30%
-----------------------------------------------------------------
   650,204  Dreyfus Cash Management Fund                  650,204
                                                      -----------
TOTAL MUTUAL FUNDS
  (Cost $650,204)                                         650,204
                                                      -----------

TOTAL INVESTMENTS
  (Cost $47,794,171)                          98.63%   49,476,566
Other Assets in Excess of Liabilities          1.37%      682,652
                                             --------------------
NET ASSETS                                   100.00%  $50,159,218
                                             --------------------
                                             --------------------

See Notes to Statements of Investments.
WESTCORE LONG-TERM BOND FUND
May 29, 1998

Shares or
Principal                                               Market
  Amount                                                Value
----------                                            ----------

       CORPORATE BONDS 48.80%
----------------------------------------------------------------
         FINANCIAL 19.58%
----------------------------------------------------------------
            Financial Services 1.41%
----------------------------------------------------------------
$  250,000  Leucadia National Corp, 7.75%, 08/15/13   $  259,650
                                                      ----------

            Fire Marine & Casualty Insurance 3.19%
----------------------------------------------------------------
   250,000  Geico Corp, 9.15%, 09/15/21                  283,719
   300,000  Zurich Reinsurance Center Holdings,
            7.125%, 10/15/23                             305,462
                                                      ----------
                                                         589,181
                                                      ----------

            Life Insurance 4.46%
----------------------------------------------------------------
   230,000  Aetna Services, Inc, 7.625%, 08/15/26        244,735
   500,000  Lincoln National Insurance Co, 9.125%,
            10/01/24                                     578,945
                                                      ----------
                                                         823,680
                                                      ----------

            REITs 10.52%
----------------------------------------------------------------
   100,000  Centerpoint Property Trust, 6.75%,
            04/01/05                                      99,826
   250,000  ERP Operating Ltd Partnership, 7.57%,
            08/15/26                                     273,306
   300,000  Kimco Realty Corp, 6.83%, 11/14/05           310,448
   150,000  Nationwide Health Property, 6.93%,
            12/18/01                                     158,193
   250,000  New Plan Realty Trust 7.75%, 04/06/05        270,341
   375,000  Property Trust of America, 6.875%,
            02/15/08                                     378,786
   250,000  Rouse Co, 8.50%, 01/15/03                    266,908

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE LONG-TERM BOND FUND
May 29, 1998 (continued)

Shares or
Principal                                               Market
  Amount                                                Value
----------                                            ----------
$  175,000  Weingarten Realty Investors Trust,
            7.22%, 06/01/05                           $  186,290
                                                      ----------
                                                       1,944,098
                                                      ----------
TOTAL FINANCIAL
  (Cost $3,341,473)                                    3,616,609
                                                      ----------

         INDUSTRIAL 19.31%
----------------------------------------------------------------
            Aerospace & Defense 2.93%
----------------------------------------------------------------
   250,000  Lockheed Martin Corp, 7.70%, 06/15/05        274,628
   260,000  Raytheon Co, 6.50%, 07/15/05                 266,171
                                                      ----------
                                                         540,799
                                                      ----------
            Chemicals 2.37%
----------------------------------------------------------------
   400,000  Lubrizol Corp, 7.25%, 06/15/25               436,758
                                                      ----------

            Dairy Products 2.64%
----------------------------------------------------------------
   500,000  Borden Inc, 7.875%, 02/15/23                 488,170
                                                      ----------
            Hotels - Restaurants - Leisure 1.62%
----------------------------------------------------------------
   150,000  Circus Circus Enterprises Inc, 6.45%,
            02/01/06                                     142,175
   150,000  Hilton Hotels Corp, 7.95%, 04/15/07          157,705
                                                      ----------
                                                         299,880
                                                      ----------
            Multimedia-Publishing 7.00%
----------------------------------------------------------------
   300,000  Cox Communications Inc, 7.625%, 06/15/25     331,114
   500,000  TCI Communications Inc, 8.00%, 08/01/05      542,488
   275,000  Time Warner Inc, 7.25%, 10/15/17             285,952
   125,000  US West Capital Funding, 6.95%, 01/15/37     132,410
                                                      ----------
                                                       1,291,964
                                                      ----------
Shares or
Principal                                               Market
  Amount                                                Value
----------                                            ----------

            Retail 2.75%
----------------------------------------------------------------
$  500,000  Kmart Corp, 7.95%, 02/01/23               $  508,379
                                                      ----------
TOTAL INDUSTRIAL
  (Cost $3,230,791)                                    3,565,950
                                                      ----------

         TRANSPORTATION 5.92%
----------------------------------------------------------------
            Air Transportation - Scheduled 5.92%
----------------------------------------------------------------
   350,000  AMR Corp, 10.00%, 04/15/21                   472,450
   327,012  Jet Equipment Trust, 7.83%, 02/15/15 (1)     354,513
   231,271  United Airlines Pass-Through
            Certificates, 9.02%, 04/19/12                266,980
                                                      ----------
                                                       1,093,943
                                                      ----------
TOTAL TRANSPORTATION
  (Cost $907,068)                                      1,093,943
                                                      ----------

         UTILITIES 3.99%
----------------------------------------------------------------
            Electric & Other Services Combined 3.15%
----------------------------------------------------------------
   550,000  Long Island Lighting Co, 7.125%,
            06/01/05                                     581,027
                                                      ----------

            Natural Gas 0.84%
----------------------------------------------------------------
   150,000  KN Energy Inc, 7.25%, 03/01/28               153,894
                                                      ----------
TOTAL UTILITIES
  (Cost $689,409)                                        734,921
                                                      ----------
TOTAL CORPORATE BONDS
  (Cost $8,168,741)                                    9,011,423
                                                      ----------

       ASSET-BACKED SECURITIES, COLLATERALIZED MORTGAGE
       OBLIGATIONS & MORTGAGE-BACKED SECURITIES 4.01%
----------------------------------------------------------------
            Mortgage-Backed Securities 4.01%
----------------------------------------------------------------
   409,829  FHLMC Pool #000336, 6.00%, 10/01/24          400,722
Shares or
Principal                                               Market
  Amount                                                Value
----------                                            ----------
$  332,276  FNMA Pool #303845, 7.00%, 05/01/11        $  339,290
                                                      ----------
                                                         740,012
                                                      ----------
TOTAL ASSET-BACKED SECURITIES, COLLATERALIZED
  MORTGAGE OBLIGATIONS & MORTGAGE-BACKED SECURITIES
  (Cost $707,996)                                        740,012
                                                      ----------

       U.S. GOVERNMENT TREASURIES 43.03%
----------------------------------------------------------------
            U.S. Treasury Notes/Bonds 29.11%
----------------------------------------------------------------
   400,000  U.S. Treasury Note, 7.00%, 07/15/06          434,125
                                                      ----------
            U.S. Treasury Bonds:
   350,000  7.50%, 11/15/16                              413,000
   500,000  8.875%, 02/15/19                             676,407
 1,000,000  7.875%, 02/15/21                           1,243,438
 1,100,000  8.125%, 08/15/21                           1,404,219
 1,150,000  6.25%, 08/15/23                            1,203,189
                                                      ----------
                                                       4,940,253
                                                      ----------

            U.S. Government Zero Coupon Strips 13.92%
----------------------------------------------------------------
 4,000,000  08/15/11                                   1,858,224
 2,350,000  08/15/18                                     713,025
                                                      ----------
                                                       2,571,249
                                                      ----------
TOTAL U.S. GOVERNMENT TREASURIES
  (Cost $6,874,407)
                                                       7,945,627
                                                      ----------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE LONG-TERM BOND FUND
May 29, 1998 (continued)

Shares or
Principal                                               Market
  Amount                                                Value
----------                                            ----------

       MUTUAL FUNDS 2.05%
----------------------------------------------------------------
   379,477  Dreyfus Cash Management Fund              $  379,477
TOTAL MUTUAL FUNDS
  (Cost $379,477)                                        379,477
                                                      ----------

TOTAL INVESTMENTS
  (Cost $16,130,618)                          97.89% $18,076,539
Other Assets in Excess of Liabilities          2.11%     389,725
                                            --------------------
NET ASSETS                                   100.00% $18,466,264
                                            --------------------
                                            --------------------

See Notes to Statements of Investments.

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE COLORADO TAX-EXEMPT FUND
May 29, 1998

Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
        CERTIFICATES OF PARTICIPATION 4.49%
---------------------------------------------------------------------------------
$  100,000  Colorado State Board of Agriculture,
            Certificate of Participation CSU
            Research Foundation Master Lease
            Purchase Agreement, 6.45%, 11/01/01,
            Optional any time @ 100.00, MBIA               Aaa/AAA   $    103,277
   500,000  Fremont County, Certificate of
            Participation, Lease Purchase Agreement,
            5.125%, 12/15/11, Optional any time @
            100.00, MBIA                                   Aaa/AAA        510,860
   250,000  State of Colorado, Certificate of
            Participation Master Lease Purchase
            Agreement II, 5.10% 11/01/06, Optional
            any time @ 100.00, MBIA                        Aaa/AAA        261,838
   510,000  Weld County, Certificate of
            Participation Correctional Facilities,
            Lease Purchase Agreement, 5.35%,
            08/01/10, Optional any time @ 100.00,
            MBIA                                           Aaa/AAA        539,065
                                                                     ------------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $1,353,830)                                                     1,415,040
                                                                     ------------

        GENERAL OBLIGATION BONDS 58.60%
---------------------------------------------------------------------------------
            County/City/Special District/School District 58.60%
---------------------------------------------------------------------------------
   100,000  Adams County School District 12,
            7.25%, 12/15/09, Prerefunded 12/15/99 @
            100.00                                           NR/A+        104,994
   500,000  Adams County School District 14,
            5.30%, 12/01/09, Optional 12/01/07 @
            101.00, FSA                                    Aaa/AAA        531,470
   100,000  Adams & Arapahoe Counties Joint School
            District 28J, 5.75%, 12/01/06, MBIA            Aaa/AAA        109,716
   100,000  Adams & Arapahoe Counties School
            District 29J, 5.40%, 12/01/09, Optional
            12/01/06 @ 100.00, MBIA                        Aaa/AAA        106,520
   250,000  Adams & Weld Counties School District
            27J,
            5.55% 12/01/09, Optional 12/01/06 @
            100.00, FGIC                                   Aaa/AAA        267,725
   125,000  Alamosa & Conejos Counties School
            District Re-11J, 4.90%, 12/01/07,
            Optional 12/01/05 @ 100.00, MBIA               Aaa/AAA        129,200

Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$  100,000  Arapahoe County School District 1,
            4.85%, 11/01/04, FSA                           Aaa/AAA   $    103,452
   100,000  Arapahoe County School District 2,
            6.75%, 12/01/04, Prerefunded 12/01/99 @
            101.00                                            A/NR        105,312
    25,000  Arapahoe County School District 2,
            6.75%, 12/01/04, Escrowed to Maturity             A/NR         28,581
            Arapahoe County School District 5:
   250,000    5.25%, 12/15/04, Optional 12/15/03 @
              100.00                                        Aa2/AA        263,237
   250,000    5.50%, 12/15/06                               Aa2/AA        270,885
   250,000  Arapahoe County School District 6,
            5.50%, 12/01/06                                 Aa2/AA        270,812
   250,000  Archuleta & Hinsdale Counties Joint
            School District No. 50 JT, 5.50%,
            12/01/14, Optional 12/01/06 @ 101.00,
            MBIA                                           Aaa/AAA        261,987
   100,000  Basalt & Rural Fire Protection District,
            Eagle & Pitkin Counties, 5.20%,
            12/01/15, Optional 12/01/06 @ 100.00,
            AMBAC                                          Aaa/AAA        101,482
   150,000  Boulder, Boulder County Library,
            7.30%, 10/01/08, Prerefunded 10/01/98 @
            100.00                                         Aaa/AAA        151,815
   500,000  Boulder, Boulder County Parks,
            5.125%, 12/15/09, Optional 12/15/06 @
            100.00                                          Aa1/AA        520,875
            Boulder & Gilpin Counties, Boulder
            Valley School District Re-2:
   250,000    5.55%, 12/01/03                               Aa3/AA        267,067
 1,000,000    5.00%, 12/01/11, Optional 12/01/07 @
              100.00, FGIC                                 Aaa/AAA      1,020,490
            Boulder, Larimer & Weld Counties, St.
            Vrain Valley School District Re-1J:
   100,000    5.50%, 12/15/04, Optional 12/15/02 @
              101.00, MBIA                                 Aaa/AAA        106,068
   175,000    5.80%, 12/15/07, Optional 12/15/02 @
              101.00, MBIA                                 Aaa/AAA        186,275
   100,000    6.00%, 12/15/10, Optional 12/15/02 @
              101.00, MBIA                                 Aaa/AAA        107,640
   205,000  Brighton, Adams County, Water,
            6.625%, 12/01/11, Prerefunded 12/01/01 @
            101.00, MBIA                                   Aaa/AAA        224,222

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE COLORADO TAX-EXEMPT FUND
May 29, 1998 (continued)

Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$  250,000  Broomfield, Boulder, Jefferson, Adams &
            Weld Counties, Water, 4.55%, 08/01/10,
            Optional 08/01/08 @ 100.00, FSA                Aaa/AAA   $    247,498
   100,000  Carbondale & Rural Fire Protection
            District, Garfield, Gunnison & Pitkin
            Counties, 5.20%, 12/01/10, Optional
            12/01/04 @ 101.00, AMBAC                       Aaa/AAA        104,382
   150,000  Chaffee County School District R-31,
            5.10%, 12/01/09, Optional 12/01/06 @
            100.00, FSA                                    Aaa/AAA        155,979
   425,000  Chaffee & Fremont Counties School
            District R-32J, 5.00%, 12/01/12,
            Optional 12/01/07 @ 100.00, FSA                Aaa/AAA        428,519
   250,000  Clear Creek County School District Re-1,
            5.40%, 12/01/11, Optional 12/01/05 @
            100.00, MBIA                                   Aaa/AAA        262,120
            Colorado Springs, El Paso County:
   125,000    6.60%, 09/01/00, Prerefunded 09/01/99
              @ 100.00                                      NR/AAA        129,336
   250,000    5.00%, 09/01/06, Optional 09/01/03 @
              100.00                                       Aa3/AA-        257,545
            Douglas & Elbert Counties School
            District Re-1:
   250,000    5.75%, 12/15/05, Optional 12/15/01 @
              101.00, FGIC                                 Aaa/AAA        265,300
   250,000    6.15%, 12/15/08, Optional 12/15/04 @
              101.00, MBIA                                 Aaa/AAA        277,270
            Eagle, Garfield & Routt Counties School
            District Re 50J:
    85,000    5.60%, 12/01/01, FGIC                        Aaa/AAA         89,350
   200,000    5.75%, 12/01/03, Optional 12/01/02 @
              100.00, FGIC                                 Aaa/AAA        212,858
   100,000  El Paso County School District 2,
            5.70%, 12/01/14, Optional 12/01/05 @
            100.00                                          Aa3/NR        104,846
   125,000  El Paso County School District 3,
            6.20%, 12/15/00, Optional 6/15/98 @
            101.00, MBIA                                   Aaa/AAA        127,769
   500,000  El Paso County School District 11,
            5.50%, 12/01/14, Optional 12/01/07 @
            103.00                                          Aa3/AA        532,045
Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$   80,000  El Paso County School District 12,
            5.90%, 9/15/04                                  Aa1/NR   $     87,448
   125,000  El Paso County School District 49,
            6.75%, 12/01/04, Optional 12/01/00 @
            100.00, MBIA                                   Aaa/AAA        133,096
   200,000  Fort Collins, Larimer County,
            5.55%, 12/01/03, Optional 12/01/02 @
            101.00                                           Aa/AA        212,890
   250,000  Fruita, Mesa County, 4.75%, 10/01/06,
            Optional 10/01/04 @ 100.00, MBIA               Aaa/AAA        255,475
   250,000  Garfield County School District Re-2,
            4.50%, 12/01/11, Optional 12/01/07 @
            100.00, FSA                                    Aaa/AAA        243,093
   250,000  Garfield, Pitkin & Eagle Counties,
            Roaring Fork School District Re-1,
            6.60%, 12/15/14, Prerefunded 06/15/04 @
            101.00, MBIA                                   Aaa/AAA        283,963
   625,000  Goldsmith Metropolitan District,
            Arapahoe & Denver Counties, 6.50%,
            12/01/03, Optional 12/01/99 @ 101.00,
            MBIA                                           Aaa/AAA        654,056
   500,000  Grand County, East Grand School District
            2,
            5.00%, 12/01/17, Optional 12/01/08 @
            100.00, AMBAC                                  Aaa/AAA        495,085
            Jefferson County School District R-1:
   100,000    5.10%, 12/15/99, AMBAC                       Aaa/AAA        101,908
   100,000    5.75%, 12/15/03, Prerefunded 12/15/02
              @ 101.00, AMBAC                              Aaa/AAA        107,694
   500,000    5.90%, 12/15/04, Prerefunded 12/15/02
              @ 101.00, AMBAC                              Aaa/AAA        541,550
   335,000  Lafayette, Boulder County,
            4.75%, 12/15/10 Optional 12/15/08, @
            100.00, FGIC                                   Aaa/AAA        337,760
   250,000  La Plata County School District 9-R,
            5.25%, 11/01/05, MBIA                          Aaa/AAA        264,620
   125,000  Larimer County, Poudre School District
            R-1,
            7.00%, 12/15/08, Prerefunded 12/15/01 @
            101.00                                           NR/NR        137,881
   500,000  Larimer, Weld & Boulder Counties,
            Thompson School District R2-J, 5.40%,
            12/15/13, Optional 06/15/07 @ 101.00,
            FGIC                                           Aaa/AAA        520,335

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE COLORADO TAX-EXEMPT FUND
May 29, 1998 (continued)

Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$  100,000  Longmont, Boulder County,
            5.15%, 09/01/99, MBIA                          Aaa/AAA   $    101,609
            Mesa County Valley School District 51:
   250,000    4.80%, 12/01/05, MBIA                        Aaa/AAA        257,622
   500,000    5.40%, 12/01/12, Optional 12/01/06 @
              101.00, MBIA                                 Aaa/AAA        521,750
   150,000  Montezuma County School District Re-4A,
            5.10%, 12/01/10, Optional 12/01/07 @
            101.00, MBIA                                   Aaa/AAA        155,812
   105,000  Morgan County School District Re-3,
            6.45%, 12/01/98, Escrowed to Maturity             A/NR        106,429
   250,000  Northglenn, Adams County, Water,
            5.50%, 12/01/06, Optional 12/01/04 @
            101.00, FSA                                    Aaa/AAA        267,735
   100,000  Otero County, East Otero School District
            R-1,
            5.05%, 12/15/09, Optional 12/15/05 @
            100.00, FSA                                    Aaa/AAA        103,574
   100,000  Pitkin County School District Re-1,
            5.50%, 11/15/00, AMBAC                         Aaa/AAA        103,599
   125,000  Poudre Valley Hospital District, Larimer
            County, 6.80%, 11/15/02, Prerefunded
            11/15/98 @ 101.00                               NR/AAA        127,994
            Pueblo, Pueblo County Limited Tax:
   200,000    5.80%, 06/01/11, Optional 06/01/06 @
              100.00, MBIA                                 Aaa/AAA        215,144
   250,000    6.00%, 06/01/16, Optional 06/01/06 @
              100.00, MBIA                                 Aaa/AAA        266,327
   225,000  Pueblo County School District 70,
            5.00%, 12/01/11, Optional 12/01/07 @
            100.00, AMBAC                                  Aaa/AAA        229,090
   150,000  Rio Grande County School District C-8,
            5.35%, 11/15/11, Optional 11/15/05 @
            100.00, FSA                                    Aaa/AAA        155,787
            Routt County School District Re-2:
    75,000    5.00%, 12/01/05, Optional 12/01/03 @
              100.00, FGIC                                 Aaa/AAA         77,327
   250,000    5.05%, 12/01/13, Optional 12/01/07 @
              100.00, MBIA                                 Aaa/AAA        252,633
   100,000  San Miguel & Montrose Counties, School
            District R-2J, 5.00%, 12/01/12, Optional
            12/01/07 @ 100.00, MBIA                        Aaa/AAA        101,055
Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$  250,000  San Miguel County School District R-1,
            5.50%, 12/01/12, Optional 12/01/05 @
            101.00, MBIA                                   Aaa/AAA   $    261,925
   250,000  South Suburban Park and Recreation
            District, Arapahoe, Douglas & Jefferson
            Counties, 5.00%, 12/15/12, Optional
            12/15/08, @ 100.00 FGIC                        Aaa/AAA        253,060
            Thornton, Adams County, Water:
    25,000    7.40%, 12/01/98, FGIC                        Aaa/AAA         25,461
   125,000    5.75%, 12/01/04, Optional 12/01/02 @
              101.00, FGIC                                 Aaa/AAA        133,809
   250,000    6.00%, 12/01/05, Optional 12/01/02 @
              101.00, FGIC                                 Aaa/AAA        270,050
   135,000  Three Lakes Water & Sanitation District,
            Grand County Limited Tax, 6.00%,
            06/01/00 Optional 06/01/98 @ 101.00,
            MBIA                                           Aaa/AAA        137,777
   150,000  Weld County School District Re-4,
            5.30%, 12/01/10, Optional 12/01/05 @
            100.00, MBIA                                   Aaa/AAA        156,893
            Weld County School District 6:
   250,000    5.50%, 12/01/06                                Aa/AA        270,258
   250,000    5.20%, 12/01/10, Optional 12/01/07 @
              101.00                                         Aa/AA        262,592
   100,000  Willows Water District, Arapahoe County,
            6.40%, 12/01/98, Optional 06/01/98 @
            100.00, MBIA                                   Aaa/AAA        100,220
   100,000  Woodland Park, Teller County,
            6.30%, 07/01/08, Optional 07/01/00 @
            101.00, FGIC                                   Aaa/AAA        105,399
   125,000  Woodmoor Water & Sanitation District 1,
            El Paso County, 6.20%, 12/01/00,
            Optional 06/01/98 @ 100.00, MBIA               Aaa/AAA        125,015
   250,000  Wray Community Hospital District, Yuma
            County, 5.00%, 10/15/11, Optional
            10/15/04 @ 100.00, AMBAC                       Aaa/AAA        253,683
   250,000  Yuma Hospital District, Yuma County,
            4.95%, 11/01/14, Optional 11/01/07 @
            100.00, MBIA                                   Aaa/AAA        248,990
                                                                     ------------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $17,793,073)                                                   18,460,115
                                                                     ------------

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE COLORADO TAX-EXEMPT FUND
May 29, 1998 (continued)

Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
        REVENUE BONDS 29.45%
---------------------------------------------------------------------------------
            Education 1.49%
---------------------------------------------------------------------------------
$  100,000  State of Colorado Department of Higher
            Education by State Board for Community
            Colleges & Occupational Education,
            5.20%, 11/01/03, Optional 11/01/02 @
            100.00, AMBAC                                  Aaa/AAA   $    104,076
   100,000  University of Colorado Board of Regents
            Auxiliary Facilities, 6.50%, 06/01/01,
            Prerefunded 06/01/00 @ 101.00                    A1/NR        105,775
   250,000  University of Northern Colorado Board of
            Trustees, Auxiliary Facilities System,
            5.00%, 06/01/03, MBIA                          Aaa/AAA        259,173
                                                                     ------------
                                                                          469,024
                                                                     ------------

            Public Facilities .69%
---------------------------------------------------------------------------------
   200,000  Denver Metropolitan Major League
            Baseball Stadium District Sales Tax,
            6.25%, 10/01/02, Prerefunded 10/01/01 @
            101.00, FGIC                                   Aaa/AAA        215,674
                                                                     ------------
            Special Tax 11.09%
---------------------------------------------------------------------------------
   100,000  Aspen, Pitkin County,
            8.50%, 10/01/99 Escrowed to Maturity,
            MBIA                                           Aaa/AAA        106,071
   500,000  Boulder County Open Space Sales & Use
            Tax,
            5.75%, 12/15/04, FGIC                          Aaa/AAA        543,340
   250,000  Boulder Urban Renewal Authority Tax
            Increment, 6.00%, 03/01/02, Optional
            03/01/00 @ 101.00, MBIA                        Aaa/AAA        260,568
   250,000  Breckenridge, Summit County Excise Tax,
            5.20%, 12/01/01, Optional 12/01/00 @
            101.00, MBIA                                   Aaa/AAA        259,348
   200,000  Castle Rock, Douglas County Sales & Use
            Tax, 5.25%, 06/01/06, FSA                      Aaa/AAA        212,058
   100,000  Commerce City, Adams County Sales & Use
            Tax, 5.375%, 08/01/07, Optional 08/01/03
            @ 101.00, MBIA                                 Aaa/AAA        105,401
Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$  250,000  Douglas County Sales & Use Tax,
            5.25%, 10/15/07, Optional 10/15/06 @
            100.00, MBIA                                   Aaa/AAA   $    264,385
   500,000  Fort Collins, Larimer County Sales & Use
            Tax, 4.90%, 06/01/01, FGIC                     Aaa/AAA        512,055
   325,000  Greeley, Weld County Sales & Use Tax,
            4.80%, 10/01/15, Optional 10/01/08 @
            100.00, MBIA                                   Aaa/AAA        317,282
   150,000  Ignacio, La Plata County Sales Tax,
            4.75%, 12/01/09, AMBAC                         Aaa/AAA        152,396
   150,000  Lafayette, Boulder County Sales & Use
            Tax,
            6.40%, 11/15/04, Prerefunded 11/15/01 @
            100.00, AMBAC                                  Aaa/AAA        161,676
   250,000  Lakewood, Jefferson County Sales & Use
            Tax,
            4.70%, 12/01/12, Optional 12/01/09 @
            100.00                                           NR/AA        243,233
   100,000  Las Animas County Sales & Use Tax,
            4.75%, 12/01/06, Asset Guaranty                  NR/AA        100,906
   250,000  Thornton, Adams County Sales & Use Tax,
            4.75%, 03/01/07, AMBAC                         Aaa/AAA        255,920
                                                                     ------------
                                                                        3,494,639
                                                                     ------------

            Transportation 1.14%
---------------------------------------------------------------------------------
   250,000  Colorado Springs, El Paso County Airport
            System, 5.10%, 01/01/10, Optional
            01/01/06 @ 101.00, MBIA                        Aaa/AAA        257,880
   100,000  Regional Transportation District RTD
            Sales Tax, 7.00%, 11/01/98, FGIC               Aaa/AAA        101,373
                                                                     ------------
                                                                          359,253
                                                                     ------------

            Utility 15.04%
---------------------------------------------------------------------------------
   150,000  Berthoud, Larimer & Weld Counties, Water
            Enterprise, 5.00%, 10/15/09, Optional
            10/15/07 @ 100.00, FSA                         Aaa/AAA        155,099
            Boulder, Boulder County Water & Sewer:
    75,000    5.75%, 12/01/06, Optional 12/01/02 @
              100.00                                         Aa/AA         79,191
   500,000    5.50%, 12/01/11, Optional 12/01/06 @
              100.00                                         Aa/AA        530,655

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    INVESTMENTS                      REPORT                      MAY 29, 1998

WESTCORE COLORADO TAX-EXEMPT FUND
May 29, 1998 (continued)

Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$  250,000  Central Weld County Water District,
            5.25%, 12/01/05, Optional 12/01/03 @
            100.00, MBIA                                   Aaa/AAA   $    261,533
            Colorado Springs, El Paso County
            Utilities Systems:
   100,000    6.40%, 11/15/02, Optional 11/15/01 @
              102.00                                         Aa/AA        109,019
   250,000    5.75%, 11/15/10, Optional 11/15/06 @
              100                                            Aa/AA        270,503
   200,000  Colorado Water Resources and Power
            Development Authority, Clean Water 1998
            Series B Project Loan Subaccount for
            Colorado Springs, 5.00%, 09/01/08              Aaa/AAA        209,470
   250,000  Fort Collins, Larimer County Wastewater
            Utility Enterprise Sewer, 5.375%,
            12/01/09, Optional 12/01/05 @ 100.00,
            FGIC                                           Aaa/AAA        262,990
   100,000  Lafayette, Boulder County Sewer,
            4.95%, 09/01/05, FGIC                          Aaa/AAA        104,008
   500,000  Little Thompson Water District, Larimer
            Weld & Boulder Counties, 5.50%,
            12/01/11, Optional 12/01/05 @ 101.00,
            MBIA                                           Aaa/AAA        528,905
            Municipal Subdistrict, Northern Colorado
            Water Conservancy District:
   500,000    5.85%, 12/01/02, AMBAC                       Aaa/AAA        535,240
   250,000    5.25%, 12/01/15, Optional 12/01/07 @
              100.00, AMBAC                                Aaa/AAA        255,417
   500,000  Mesa County, Sewer,
            5.85%, 11/01/05, Optional 11/01/02 @
            100.00, FGIC                                   Aaa/AAA        530,890
            Platte River Power Authority:
   100,000    5.75%, 06/01/04 Optional 06/01/02 @
              102.00                                         Aa/A+        107,200
   400,000    5.75%, 06/01/04, MBIA                        Aaa/AAA        431,948
   250,000  Ute Water Conservancy District, Mesa
            County, 4.80%, 6/15/02, MBIA                   Aaa/AAA        255,895
Shares or
Principal                                             Bond Rating*
  Amount                                               Moody's/S&P   Market Value
----------                                            -------------  ------------
$  100,000  Westminster, Adams County Water &
            Wastewater Utility Enterprise, 6.25%,
            12/01/14, Optional 12/01/04 @ 100.00,
            AMBAC                                                    $    109,952
                                                                     ------------
                                                                        4,737,915
                                                                     ------------
TOTAL REVENUE BONDS
  (Cost $8,974,109)                                                     9,276,505
                                                                     ------------

        MUTUAL FUNDS 4.64%
---------------------------------------------------------------------------------
 1,460,672  Dreyfus Municipal Money Market Fund                         1,460,672
                                                                     ------------
TOTAL MUTUAL FUNDS
  (Cost $1,460,672)                                                     1,460,672
                                                                     ------------

TOTAL INVESTMENTS
  (Cost $29,581,684)                                       97.18%    $ 30,612,332
Other Assets in Excess of Liabilities                       2.82%         889,132
                                                         ------------------------
NET ASSETS                                                100.00%    $ 31,501,464
                                                         ------------------------
                                                         ------------------------

See Notes to Statements of Investments.

                       Notes to Statements of Investments

* Unaudited.
** Non-income producing security.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    STATEMENTS OF ASSETS     WESTCORE FUNDS ANNUAL
    AND LIABILITIES                  REPORT                      MAY 29, 1998

                                                       Westcore       Westcore       Westcore       Westcore       Westcore
                                       Westcore          Blue        Small-Cap        Growth      Intermediate-   Long- Term
                                     MIDCO Growth        Chip       Opportunity     and Income     Term Bond         Bond
                                         Fund            Fund           Fund           Fund           Fund           Fund
                                     -------------   ------------   ------------   ------------   ------------   ------------
ASSETS
  Investments, at value
    (cost - see below)               $674,806,315    $72,060,689    $62,571,192    $15,208,707    $49,476,566    $18,076,539
    - see accompanying statements
  Receivable for investments sold       6,741,213              0        246,117        162,113              0              0
  Dividends and interest receivable       272,584        129,185         50,754         18,276        811,803        280,130
  Receivable for fund shares
    subscribed                          2,121,279        520,960        363,201          2,212         12,536        183,641
  Organizational costs, net of
    accumulated amortization                    0              0          9,658              0              0              0
  Prepaid and other assets                218,785         17,889         22,569          9,794         24,163          8,857
-----------------------------------------------------------------------------------------------------------------------------
  Total Assets                        684,160,176     72,728,723     63,263,491     15,401,102     50,325,068     18,549,167
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Collateral received from broker     101,149,024              0      1,938,400        181,500              0              0
  Payable for investments purchased     3,930,166              0        100,016         20,255              0              0
  Payable for fund shares redeemed      8,639,726        149,424         53,662          1,108         80,750         47,596
  Payable for investment advisory
    fee                                   308,442         31,782         36,040             21         15,498          4,573
  Payable for administration fee          141,602         16,750         14,227          3,073         11,705          4,103
  Payable for trustees fees               185,589         12,002          6,129          4,849         16,233          5,139
  Other payables                        4,512,387         41,963         45,674         30,203         41,664         21,492
-----------------------------------------------------------------------------------------------------------------------------
  Total Liabilities                   118,866,936        251,921      2,194,148        241,009        165,850         82,903
-----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                         $565,293,240    $72,476,802    $61,069,343    $15,160,093    $50,159,218    $18,466,264
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
  Paid-in capital                    $363,573,796    $43,032,694    $46,913,162    $ 8,057,901    $50,170,564    $16,473,265
  Undistributed/(distribution in
    excess of) net investment
    income                             (1,030,830)       (18,625)       (29,471)      (199,233)        41,285         16,210
  Accumulated net realized
    gain/(loss) from investments       58,914,939      6,282,401      5,192,262      2,302,279     (1,735,026)        30,868
  Net unrealized
    appreciation/(depreciation) of
    investments                       143,835,335     23,180,332      8,993,390      4,999,146      1,682,395      1,945,921
-----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                         $565,293,240    $72,476,802    $61,069,343    $15,160,093    $50,159,218    $18,466,264
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
  Net Assets                         $565,293,240    $72,476,802    $61,069,343    $15,160,093    $50,159,218     18,466,264
  Shares outstanding (unlimited
    shares authorized)                 27,519,020      3,853,573      2,285,975      1,103,060      4,770,256      1,782,382
  Net asset value, offering and
    redemption price per share             $20.54         $18.81         $26.71         $13.74         $10.51         $10.36
-----------------------------------------------------------------------------------------------------------------------------
COST OF INVESTMENTS                  $530,970,980    $48,880,357    $53,577,802    $10,209,561    $47,794,171    $16,130,618

                                       Westcore
                                       Colorado
                                      Tax-Exempt
                                         Fund
                                     ------------
ASSETS
  Investments, at value
    (cost - see below)               $30,612,332
    - see accompanying statements
  Receivable for investments sold              0
  Dividends and interest receivable      610,367
  Receivable for fund shares
    subscribed                           305,250
  Organizational costs, net of
    accumulated amortization                   0
  Prepaid and other assets                 5,848
-----------------------------------
  Total Assets                        31,533,797
-----------------------------------
LIABILITIES
  Collateral received from broker              0
  Payable for investments purchased            0
  Payable for fund shares redeemed             0
  Payable for investment advisory
    fee                                        0
  Payable for administration fee           2,309
  Payable for trustees fees                3,844
  Other payables                          26,180
-----------------------------------
  Total Liabilities                       32,333
-----------------------------------
  NET ASSETS                         $31,501,464
-----------------------------------
-----------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital                    $30,498,261
  Undistributed/(distribution in
    excess of) net investment
    income                                18,254
  Accumulated net realized
    gain/(loss) from investments         (45,699)
  Net unrealized
    appreciation/(depreciation) of
    investments                        1,030,648
-----------------------------------
  NET ASSETS                         $31,501,464
-----------------------------------
-----------------------------------
NET ASSET VALUE PER SHARE
  Net Assets                         $31,501,464
  Shares outstanding (unlimited
    shares authorized)                 2,846,959
  Net asset value, offering and
    redemption price per share            $11.06
-----------------------------------
COST OF INVESTMENTS                  $29,581,684

                       SEE NOTES TO FINANCIAL STATEMENTS

    STATEMENTS OF            WESTCORE FUNDS ANNUAL
    OPERATIONS                       REPORT                      MAY 29, 1998

                                                  Westcore       Westcore       Westcore      Westcore      Westcore      Westcore
                                  Westcore          Blue        Small-Cap        Growth      Intermediate-  Long-Term     Colorado
                                MIDCO Growth        Chip       Opportunity     and Income     Term Bond       Bond       Tax-Exempt
                                    Fund            Fund           Fund           Fund          Fund          Fund          Fund
                                -------------   ------------   ------------   ------------   -----------   -----------   -----------
INVESTMENT INCOME
Dividends                       $  1,104,939    $ 1,034,148    $   485,448    $   195,902    $        0    $        0    $        0
Interest                           1,220,129        111,976        136,578         62,750     3,527,100     1,209,611     1,311,995
Other Income                         319,664          7,208         10,333          1,710         4,318         1,467         1,805
------------------------------------------------------------------------------------------------------------------------------------
Total Income                       2,644,732      1,153,332        632,359        260,362     3,531,418     1,211,078     1,313,800
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees           4,107,999        427,072        473,769        109,352       239,428        79,810       129,855
Administrative fees                1,896,000        197,110        142,136         50,470       159,619        53,206        77,913
Transfer agent fees                  339,840         55,960         34,130         45,800        19,980        11,875        11,440
Fund accounting fees and
  expenses                           183,580         29,380         35,280         34,345        29,440        30,705        41,390
Legal fees                           272,450         29,036         18,991          7,300        20,736         7,726        15,461
Printing expenses                    110,600         13,000         15,031          4,675         5,660         1,848         8,180
Registration fees                     12,995         20,065         17,108         12,280        12,280        15,350             0
Audit fees                            19,160         11,480          9,100          9,552        14,151         8,869        10,832
Custodian fees                        72,147          9,562         17,080          9,780         5,295         5,075         4,536
Amortization of organization
  costs                                    0              0         17,665              0             0             0             0
Insurance                             44,023          4,648          1,642          1,560         5,071         1,707           957
Trustee fees and expenses            109,637         10,533          7,135          2,689        10,167         2,853         4,013
Other                                      0              0            302              0             0             0           467
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                     7,168,431        807,846        789,369        287,803       521,827       219,024       305,044
Expenses waived by:
  Investment advisor                       0        (48,681)      (162,526)       (87,613)      (60,690)      (45,959)     (129,855)
  Administrators                           0         (3,857)        (9,175)        (6,969)       (6,227)       (4,725)      (44,733)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                       7,168,431        755,308        617,668        193,221       454,910       168,340       130,456
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)      (4,523,699)       398,024         14,691         67,141     3,076,508     1,042,738     1,183,344
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from
  investment transactions        120,992,876     13,222,160      8,453,552      4,495,635        48,444       274,029       (14,054)
Unrealized appreciation on
  investments
  Beginning of period            171,123,027     19,775,761      6,366,962      6,214,031       189,705       549,662       412,655
  End of period                  143,835,335     23,180,332      8,993,390      4,999,146     1,682,395     1,945,921     1,030,648
Change in net unrealized
  appreciation or depreciation
  of investments                 (27,287,692)     3,404,571      2,626,428     (1,214,885)    1,492,690     1,396,259       617,993
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN/ (LOSS) ON INVESTMENTS     93,705,184     16,626,731     11,079,980      3,280,750     1,541,134     1,670,288       603,939
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    $ 89,181,485    $17,024,755    $11,094,671    $ 3,347,891    $4,617,642    $2,713,026    $1,787,283
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

    STATEMENTS OF CHANGES    WESTCORE FUNDS ANNUAL
    IN NET ASSETS                    REPORT                      MAY 29, 1998

                                                                               WESTCORE MIDCO GROWTH FUND
                                                                             -------------------------------
                                                                                   For the Year Ended
                                                                             -------------------------------
                                                                             May 29, 1998      May 30, 1997
                                                                             -------------     -------------
OPERATIONS
Net investment income/(loss)                                                 $ (4,523,699)     $ (4,158,191)
Net realized gain/(loss) from investment transactions                         120,992,876        86,766,854
Change in unrealized net appreciation or depreciation of investments          (27,287,692)      (53,117,323)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                89,181,485        29,491,340
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                            0                 0
  From net realized gain from investment transactions                         (84,245,727)      (80,255,692)
------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       (84,245,727)      (80,255,692)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Shares sold                                                                   541,305,083       198,972,553
Shares issued in reinvestment of dividends and distributions                   81,419,112        76,722,845
------------------------------------------------------------------------------------------------------------
                                                                              622,724,195       275,695,398
Shares redeemed                                                              (652,374,393)     (291,413,092)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                       (29,650,198)      (15,717,694)
------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                         (24,714,440)      (66,482,046)
NET ASSETS:
Beginning of period                                                           590,007,680       656,489,726
------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment income of
  ($1,030,830) and ($7,288,835), respectively)                               $565,293,240      $590,007,680
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                                                                                 WESTCORE BLUE CHIP FUND
                                                                             -------------------------------
                                                                                   For the Year Ended
                                                                             -------------------------------
                                                                             May 29, 1998      May 30, 1997
                                                                             -------------     -------------
OPERATIONS
Net investment income/(loss)                                                 $    398,024      $    635,594
Net realized gain/(loss) from investment transactions                          13,222,160         9,990,055
Change in unrealized net appreciation or depreciation of investments            3,404,571         2,879,650
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                17,024,755        13,505,299
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                     (452,695)         (783,962)
  From net realized gain from investment transactions                         (12,258,397)       (9,187,213)
------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       (12,711,092)       (9,971,175)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Shares sold                                                                    25,842,217        20,944,535
Shares issued in reinvestment of dividends and distributions                   11,179,268         8,612,339
------------------------------------------------------------------------------------------------------------
                                                                               37,021,485        29,556,874
Shares redeemed                                                               (35,308,645)      (34,926,271)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                         1,712,840        (5,369,397)
------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                           6,026,503        (1,835,273)
NET ASSETS:
Beginning of period                                                            66,450,299        68,285,572
------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment income of
  ($18,625) and $36,046, respectively)                                       $ 72,476,802      $ 66,450,299
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

    STATEMENTS OF CHANGES    WESTCORE FUNDS ANNUAL
    IN NET ASSETS                    REPORT                      MAY 29, 1998

                                                                             WESTCORE SMALL-CAP OPPORTUNITY
                                                                                          FUND
                                                                             -------------------------------
                                                                                   For the Year Ended
                                                                             -------------------------------
                                                                             May 29, 1998      May 30, 1997
                                                                             -------------     -------------
OPERATIONS
Net investment income/(loss)                                                 $     14,691      $     33,682
Net realized gain/(loss) from investment transactions                           8,453,552         4,083,766
Change in unrealized net appreciation or depreciation of investments            2,626,428         1,219,518
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                11,094,671         5,336,966
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                      (52,827)          (25,495)
  From net realized gain from investment transactions                          (6,466,938)       (1,366,828)
------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                        (6,519,765)       (1,392,323)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Shares sold                                                                    27,101,036        14,705,255
Shares issued in reinvestment of dividends and distributions                    5,658,612         1,029,681
------------------------------------------------------------------------------------------------------------
                                                                               32,759,648        15,734,936
Shares redeemed                                                               (12,226,884)       (7,668,918)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                        20,532,764         8,066,018
------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          25,107,670        12,010,661
NET ASSETS:
Beginning of period                                                            35,961,673        23,951,012
------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment income of
  ($29,471) and $8,665, respectively)                                        $ 61,069,343      $ 35,961,673
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                                                                             WESTCORE GROWTH AND INCOME FUND
                                                                             -------------------------------
                                                                                   For the Year Ended
                                                                             -------------------------------
                                                                             May 29, 1998      May 30, 1997
                                                                             -------------     -------------
OPERATIONS
Net investment income/(loss)                                                 $     67,141      $    167,310
Net realized gain/(loss) from investment transactions                           4,495,635         2,659,580
Change in unrealized net appreciation or depreciation of investments           (1,214,885)        1,076,748
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                 3,347,891         3,903,638
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                      (87,477)         (202,251)
  From net realized gain from investment transactions                          (2,061,541)       (2,273,847)
------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                        (2,149,018)       (2,476,098)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Shares sold                                                                     2,719,029         5,355,720
Shares issued in reinvestment of dividends and distributions                    1,872,758         2,141,808
------------------------------------------------------------------------------------------------------------
                                                                                4,591,787         7,497,528
Shares redeemed                                                               (11,355,464)      (13,587,574)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                        (6,763,677)       (6,090,046)
------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          (5,564,804)       (4,662,506)
NET ASSETS:
Beginning of period                                                            20,724,897        25,387,403
------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment income of
  ($199,233) and ($178,897), respectively.)                                  $ 15,160,093      $ 20,724,897
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

    STATEMENTS OF CHANGES    WESTCORE FUNDS ANNUAL
    IN NET ASSETS                    REPORT                      MAY 29, 1998

                                                                             WESTCORE INTERMEDIATE-TERM BOND
                                                                                          FUND
                                                                             -------------------------------
                                                                                   For the Year Ended
                                                                             -------------------------------
                                                                             May 29, 1998      May 30, 1997
                                                                             -------------     -------------
OPERATIONS
Net investment income/(loss)                                                 $  3,076,508      $  4,242,270
Net realized gain/(loss) from investment transactions                              48,444            18,937
Change in unrealized net appreciation or depreciation of investments            1,492,690         1,120,533
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                 4,617,642         5,381,740
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                   (3,079,017)       (4,283,756)
  From net realized gain from investment transactions                                (495)                0
------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                        (3,079,512)       (4,283,756)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Shares sold                                                                    13,139,252        17,545,780
Shares issued in reinvestment of dividends and distributions                    2,564,832         3,461,645
------------------------------------------------------------------------------------------------------------
                                                                               15,704,084        21,007,425
Shares redeemed                                                               (30,251,535)      (41,975,506)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                       (14,547,451)      (20,968,081)
------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                         (13,009,321)      (19,870,097)
NET ASSETS:
Beginning of period                                                            63,168,539        83,038,636
------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment income of
  $41,285 and $43,794, respectively.)                                        $ 50,159,218      $ 63,168,539
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                                                                              WESTCORE LONG-TERM BOND FUND
                                                                             -------------------------------
                                                                                   For the Year Ended
                                                                             -------------------------------
                                                                             May 29, 1998      May 30, 1997
                                                                             -------------     -------------
OPERATIONS
Net investment income/(loss)                                                 $  1,042,738      $  1,485,141
Net realized gain/(loss) from investment transactions                             274,029           250,648
Change in unrealized net appreciation or depreciation of investments            1,396,259           422,206
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                 2,713,026         2,157,995
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                   (1,045,049)       (1,495,971)
  From net realized gain from investment transactions                            (432,601)         (397,663)
------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                        (1,477,650)       (1,893,634)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Shares sold                                                                     3,125,855         3,753,882
Shares issued in reinvestment of dividends and distributions                    1,411,449         1,747,726
------------------------------------------------------------------------------------------------------------
                                                                                4,537,304         5,501,608
Shares redeemed                                                                (7,466,668)      (10,675,976)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                        (2,929,364)       (5,174,368)
------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          (1,693,988)       (4,910,007)
NET ASSETS:
Beginning of period                                                            20,160,252        25,070,259
------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment income of
  $16,210 and $18,521, respectively.)                                        $ 18,466,264      $ 20,160,252
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

    STATEMENTS OF CHANGES    WESTCORE FUNDS ANNUAL
    IN NET ASSETS                    REPORT                      MAY 29, 1998

                                                                              WESTCORE COLORADO TAX-EXEMPT
                                                                                          FUND
                                                                             -------------------------------
                                                                                   For the Year Ended
                                                                             -------------------------------
                                                                             May 29, 1998      May 30, 1997
                                                                             -------------     -------------
OPERATIONS
Net investment income/(loss)                                                 $  1,183,344      $    846,432
Net realized gain/(loss) from investment transactions                             (14,054)          (21,758)
Change in unrealized net appreciation or depreciation of investments              617,993           256,969
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                 1,787,283         1,081,643
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                   (1,181,159)         (842,088)
  From net realized gain from investment transactions
------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                        (1,181,159)         (842,088)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Shares sold                                                                    13,594,537         8,514,677
Shares issued in reinvestment of dividends and distributions                      888,955           613,448
------------------------------------------------------------------------------------------------------------
                                                                               14,483,492         9,128,125
Shares redeemed                                                                (4,935,811)       (1,941,761)
------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                         9,547,681         7,186,364
------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          10,153,805         7,425,919
NET ASSETS:
Beginning of period                                                            21,347,659        13,921,740
------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment income of
  $18,254 and $16,069, respectively.)                                        $ 31,501,464      $ 21,347,659
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                             WESTCORE FUNDS ANNUAL
    FINANCIAL HIGHLIGHTS             REPORT                      MAY 29, 1998

                                                       WESTCORE MIDCO GROWTH FUND
                                     ---------------------------------------------------------------
                                                          Institutional Shares
                                     ---------------------------------------------------------------
                                      For the       For the                   For the
Selected data for a share of         Year Ended   Year Ended                 Year Ended
beneficial interest                   May 29,       May 30,                   May 31,
outstanding throughout the periods   ----------   -----------   ------------------------------------
indicated:                              1998         1997          1996         1995         1994
                                     ----------   -----------   ----------   ----------   ----------
Net asset value - beginning of
  period                             $  20.92     $  22.90      $  17.12     $  16.09     $  15.79
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)            (0.17)       (0.15)        (0.08)        0.00         0.00
Net realized and unrealized
  gain/(loss) on investment
  transactions                           3.03         1.19          6.58         1.56         1.34
----------------------------------------------------------------------------------------------------
Total income/(loss) from investment
  operations                             2.86         1.04          6.50         1.56         1.34
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from net investment
  income
Distributions from net realized
  gain on investments                   (3.24)       (3.02)        (0.72)       (0.53)       (1.03)
Return of Capital                       (0.00)       (0.00)        (0.00)       (0.00)       (0.01)
----------------------------------------------------------------------------------------------------
Total distributions                     (3.24)       (3.02)        (0.72)       (0.53)       (1.04)
----------------------------------------------------------------------------------------------------
Net asset value - end of period        $20.54       $20.92        $22.90       $17.12       $16.09
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total return                            15.10%        5.27%        38.62%       10.05%        8.37%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                         $565,293     $590,008      $656,490     $401,760     $335,453
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                 1.13%        1.14%         1.08%        0.94%        0.84%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets without fee waivers             1.13%        1.14%         1.10%        0.96%        0.87%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to average net
  assets                                (0.71)%      (0.70)%       (0.42)%      (0.03)%      (0.09)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to average net
  assets without fee waivers            (0.71)%      (0.71)%       (0.44)%      (0.05)%      (0.12)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)             75.79%       60.78%        62.83%       50.19%       52.05%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Average commission rate (3)          $  .0479     $  .0466            --           --           --
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                 Retail Shares
                                     -------------------------------------
                                                    For the
Selected data for a share of                     Period Ended
beneficial interest                                 May 31,
outstanding throughout the periods   -------------------------------------
indicated:                             1996**        1995         1994*
                                     -----------   ---------   -----------
Net asset value - beginning of
  period                             $ 17.10       $ 16.10     $ 17.33
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)           (0.01)        (0.03)      (0.01)
Net realized and unrealized
  gain/(loss) on investment
  transactions                          3.12          1.56       (0.19)
-----------------------------------
Total income/(loss) from investment
  operations                            3.11          1.53       (0.20)
-----------------------------------
DISTRIBUTIONS
Dividends from net investment
  income
Distributions from net realized
  gain on investments                  (0.00)        (0.53)      (1.02)
Return of Capital                      (0.00)        (0.00)      (0.01)
-----------------------------------
Total distributions                    (0.00)        (0.53)      (1.03)
-----------------------------------
Net asset value - end of period       $20.21        $17.10      $16.10
-----------------------------------
-----------------------------------
Total return                           18.19%         9.78%      (1.88)%(2)
-----------------------------------
-----------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                         $30,827       $25,677     $16,309
-----------------------------------
-----------------------------------
Ratio of expenses to average net
  assets                                1.16%(2)      1.19%       1.10%(2)
-----------------------------------
-----------------------------------
Ratio of expenses to average net
  assets without fee waivers            1.17%(2)      1.21%       1.13%(2)
-----------------------------------
-----------------------------------
Ratio of net investment
  income/(loss) to average net
  assets                               (0.24)%(2)    (0.28)%     (0.37)%(2)
-----------------------------------
-----------------------------------
Ratio of net investment
  income/(loss) to average net
  assets without fee waivers           (0.26)%(2)    (0.30)%     (0.40)%(2)
-----------------------------------
-----------------------------------
Portfolio turnover rate (1)            62.83%        50.19       52.05%
-----------------------------------
-----------------------------------
Average commission rate (3)               --            --          --
-----------------------------------
-----------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 29, 1998 were $458,588,628 and $540,509,501, respectively.
(2) Annualized.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which a commission is charged.
* For the period October 11, 1993 (inception of offering) to May 31, 1994.
** For the period June 1, 1995 to September 29, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS

                             WESTCORE FUNDS ANNUAL
    FINANCIAL HIGHLIGHTS             REPORT                      MAY 29, 1998

                                              WESTCORE BLUE CHIP FUND
                           --------------------------------------------------------------
                            For the
                             Year       For the                     For the
Selected data for a share    Ended     Year Ended                 Year Ended
of beneficial interest      May 29,     May 30,                     May 31,
outstanding throughout     ---------   ----------     -----------------------------------
the periods indicated:       1998         1997          1996         1995         1994
                           ---------   ----------     ---------   -----------   ---------
Net asset value -
  beginning of period      $ 18.15     $ 17.41        $ 14.70     $ 12.70       $ 13.87
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income/(loss)                .13        0.19           0.25        0.23          0.40
Net realized and
  unrealized gain/(loss)
  on investment
  transactions                4.66        3.65           4.03        2.12          0.04
-----------------------------------------------------------------------------------------
Total income/(loss) from
  investment operations       4.79        3.84           4.28        2.35          0.44
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from net
  investment income          (0.14)      (0.22)         (0.27)      (0.16)        (0.43)
Distributions from net
  realized gain on
  investments                (3.99)      (2.88)         (1.30)      (0.19)        (1.18)
-----------------------------------------------------------------------------------------
Total distributions          (4.13)      (3.10)         (1.57)      (0.35)        (1.61)
-----------------------------------------------------------------------------------------
Net asset value - end of
  period                    $18.81      $18.15         $17.41      $14.70        $12.70
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total return                 29.53%      24.28%         30.48%      19.03%         3.12%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)           $72,477     $66,450        $68,286     $52,545       $36,674
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets          1.15%       1.15%          1.10%       1.01%         1.06%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  without fee waivers         1.23%       1.21%          1.25%       1.06%         1.09%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets           .60%       1.02%          1.52%       1.78%         2.30%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets
  without fee waivers          .52%       0.97%          1.38%       1.73%         2.27%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Portfolio turnover rate
  (1)                        48.50%      43.47%         65.11%      61.72%        41.32%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Average commission rate
  (2)                      $ .0494     $ .0498             --          --            --
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 29, 1998 were $30,936,790 and $40,782,905, respectively.
(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                       SEE NOTES TO FINANCIAL STATEMENTS

                             WESTCORE FUNDS ANNUAL
    FINANCIAL HIGHLIGHTS             REPORT                      MAY 29, 1998

                                                         WESTCORE SMALL-CAP OPPORTUNITY FUND
                           ------------------------------------------------------------------------------------------------
                                             Institutional Shares                                 Retail Shares
                           ---------------------------------------------------------   ------------------------------------
                                          For the
                             For the       Year                  For the                             For the
Selected data for a share  Year Ended      Ended              Period Ended                         Period Ended
of beneficial interest       May 29,      May 30,                May 31,                             May 31,
outstanding throughout     -----------   ---------   -------------------------------   ------------------------------------
the periods indicated:        1998         1997        1996        1995      1994*       1996**          1995       1994*
                           -----------   ---------   ---------   --------   --------   ----------      ---------   --------
Net asset value -
  beginning of period        $ 23.87     $ 21.35     $ 15.95     $14.97     $15.00     $ 15.95          $14.96     $15.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income/(loss)                 0.01        0.03        0.04       0.09       0.05        0.01            0.06       0.03
Net realized and
  unrealized gain/(loss)
  on investment
  transactions                  6.83        3.37        5.86       1.11      (0.05)       2.25            1.11      (0.04)
---------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from
  investment operations         6.84        3.40        5.90       1.20       0.00        2.26            1.17      (0.01)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from net
  investment income            (0.03)      (0.02)      (0.06)     (0.10)     (0.03)      (0.02)          (0.06)     (0.03)
Distributions from net
  realized gain on
  investments                  (3.97)      (0.86)      (0.44)     (0.12)      0.00        0.00           (0.12)      0.00
---------------------------------------------------------------------------------------------------------------------------
Total distributions            (4.00)      (0.88)      (0.50)     (0.22)     (0.03)      (0.02)          (0.18)     (0.03)
---------------------------------------------------------------------------------------------------------------------------
Net asset value - end of
  period                      $26.71      $23.87      $21.35     $15.95     $14.97      $18.19          $15.95     $14.96
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total return                   30.40%      16.28%      37.49%      8.15%     (0.07)%(3)   14.14%          7.96%     (0.22)%(2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)             $61,069     $35,962     $23,951     $9,703     $2,159     $ 1,072          $  934     $  497
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets            1.30%       1.30%       1.30%      1.27%      1.38%(2)    1.48%(2)        1.51%      1.63%(2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  without fee waivers           1.66%       1.69%       2.20%      2.77%      6.56%(2)    2.53%(2)        3.10%      6.81%(2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets            0.03%       0.11%       0.24%      0.61%      1.00%(2)    0.16%(2)        0.37%      0.64%(2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets
  without fee waivers          (0.33)%     (0.28)%     (0.67)%    (0.89)%    (4.18)%(2)   (0.89)%(2)     (1.22)%    (4.54)%(2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (1)                          78.48%      77.73%      47.83%     59.17%     64.31%(2)   47.83%          59.17%     64.31%(2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Average commission rate
  (3)                        $ .0476     $ .0480          --         --         --          --              --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 29, 1998 were $50,807,020 and $35,455,805, respectively.
(2) Annualized
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
* For the period December 28, 1993 (inception of offering) to May 31, 1994.
** For the period June 1, 1995 to September 29, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS

                             WESTCORE FUNDS ANNUAL
    FINANCIAL HIGHLIGHTS             REPORT                      MAY 29, 1998

                                                          WESTCORE GROWTH AND INCOME FUND
                           ----------------------------------------------------------------------------------------------
                                              Institutional Shares
                           -----------------------------------------------------------            Retail Shares
                                                                                         --------------------------------
                            For the
                             Year       For the                  For the                             For the
Selected data for a share    Ended     Year Ended               Year Ended                         Period Ended
of beneficial interest      May 29,     May 30,                  May 31,                             May 31,
outstanding throughout     ---------   ----------   ----------------------------------   --------------------------------
the periods indicated:       1998         1997        1996        1995         1994        1996**       1995      1994*
                           ---------   ----------   ---------   ---------   ----------   ----------   --------   --------
Net asset value -
  beginning of period:     $ 13.03     $ 12.32      $ 10.50     $ 10.62     $ 11.51      $10.51       $10.63     $11.65
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income/(loss)               0.01        0.07         0.15        0.20        0.51        0.05         0.19       0.15
Net realized and
  unrealized gain/(loss)
  on investment
  transactions                2.54        2.19         2.57        0.15       (0.30)       0.72         0.14      (0.45)
-------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from
  investment operations       2.55        2.26         2.72        0.35        0.21        0.77         0.33      (0.30)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from net
  investment income          (0.07)      (0.11)       (0.24)      (0.21)      (0.54)      (0.06)       (0.19)     (0.16)
Distributions from net
  realized gain on
  investments                (1.77)      (1.44)       (0.66)      (0.26)      (0.56)       0.00        (0.26)     (0.56)
-------------------------------------------------------------------------------------------------------------------------
Total distributions          (1.84)      (1.55)       (0.90)      (0.47)      (1.10)      (0.06)       (0.45)     (0.72)
-------------------------------------------------------------------------------------------------------------------------
Net asset value - end of
  period                    $13.74      $13.03       $12.32      $10.50      $10.62      $11.22       $10.51     $10.63
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total return                 20.74%      19.71%       27.25%       3.73%       1.71%       7.35%        3.48%     (4.20)%(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)           $15,160     $20,725      $25,387     $27,029     $42,644      $3,921       $3,871     $4,026
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets          1.15%       1.15%        1.22%       1.17%       1.03%       1.58%(2)     1.41%      1.25%(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  without fee waivers         1.71%       1.56%        1.51%       1.22%       1.06%       1.61%(2)     1.47%      1.27%(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets          0.40%       0.75%        1.34%       2.09%       4.45%       1.40%(2)     1.86%      2.12%(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets
  without fee waivers        (0.16)%      0.33%        1.05%       2.04%       4.42%       1.37%(2)     1.80%      2.09%(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (1)                        41.40%      39.80%       88.31%      81.14%      53.86%      88.31%       81.14%     53.86%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Average commission rate
  (3)                      $ .0496     $ .0491           --          --          --          --           --         --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 29, 1998 were $6,769,573 and $11,524,952, respectively.
(2) Annualized
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
* For the period October 11, 1993 (inception of offering) to May 31, 1994.
** For the period June 1, 1995 to September 29, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS

                             WESTCORE FUNDS ANNUAL
    FINANCIAL HIGHLIGHTS             REPORT                      MAY 29, 1998

                                                         WESTCORE INTERMEDIATE-TERM BOND FUND
                           -------------------------------------------------------------------------------------------------
                                               Institutional Shares
                           -------------------------------------------------------------             Retail Shares
                                                                                           ---------------------------------
                            For the
                             Year       For the                   For the                               For the
Selected data for a share    Ended     Year Ended                Year Ended                          Period Ended
of beneficial interest      May 29,     May 30,                   May 31,                               May 31,
outstanding throughout     ---------   ----------   ------------------------------------   ---------------------------------
the periods indicated:       1998         1997         1996         1995         1994        1996**       1995       1994*
                           ---------   ----------   ----------   ----------   ----------   ----------   ---------   --------
Net asset value -
  beginning of period      $ 10.23     $ 10.10      $ 10.27      $ 10.02      $ 10.70      $10.27       $10.03      $10.97
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income/(loss)               0.61        0.60         0.60         0.58         0.55        0.20         0.56        0.34
Net realized and
  unrealized gain/(loss)
  on investment
  transactions                0.28        0.13        (0.17)        0.27        (0.52)       0.04         0.26       (0.77)
----------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from
  investment operations       0.89        0.73         0.43         0.85         0.03        0.24         0.82       (0.43)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from net
  investment income          (0.61)      (0.60)       (0.60)       (0.60)       (0.53)      (0.21)       (0.58)      (0.33)
Distributions from net
  realized gain on
  investments                (0.00)       0.00         0.00         0.00        (0.18)       0.00         0.00       (0.18)
----------------------------------------------------------------------------------------------------------------------------
Total distributions          (0.61)      (0.60)       (0.60)       (0.60)       (0.71)      (0.21)       (0.58)      (0.51)
----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of
  period                    $10.51      $10.23       $10.10       $10.27       $10.02      $10.30       $10.27      $10.03
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total return                  8.88%       7.43%        4.26%        8.93%        0.10%       2.34%        8.53%      (6.33)%(2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)           $50,159     $63,169      $83,039      $97,619      $88,965      $2,781       $2,571      $1,941
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets          0.85%       0.85%        0.81%        0.77%        0.68%       0.95%(2)     0.99%       0.95%(2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  without fee waivers         0.98%       0.97%        0.92%        0.80%        0.70%       0.97%(2)     1.02%       0.97%(2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets          5.77%       5.81%        5.78%        5.86%        5.03%       5.74%(2)     5.64%       4.65%(2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets
  without fee waivers         5.65%       5.68%        5.67%        5.83%        5.00%       5.72%(2)     5.61%       4.63%(2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (1)                        23.45%      27.47%       71.97%       60.86%       65.04%      71.97%       60.86%      65.04%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 29, 1998 were $12,052,794 and $25,330,939, respectively.
(2) Annualized
* For the period October 11, 1993 (inception of offering) to May 31, 1994.
** For the period June 1, 1995 to September 29, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS

                             WESTCORE FUNDS ANNUAL
    FINANCIAL HIGHLIGHTS             REPORT                      MAY 29, 1998

                                           WESTCORE LONG-TERM BOND FUND
                           ------------------------------------------------------------
                            For the
                             Year        For the                  For the
Selected data for a share    Ended     Year Ended                Year Ended
of beneficial interest      May 29,      May 30,                  May 31,
outstanding throughout     ---------   -----------   ----------------------------------
the periods indicated:       1998         1997         1996        1995         1994
                           ---------   -----------   ---------   ---------   ----------
Net asset value -
  beginning of period      $  9.67     $  9.59       $  9.87     $  9.22     $ 11.25
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income/(loss)               0.60        0.62          0.61        0.59        0.62
Net realized and
  unrealized gain/(loss)
  on investment
  transactions                0.96        0.26         (0.27)       0.66       (0.51)
---------------------------------------------------------------------------------------
Total income/(loss) from
  investment operations       1.56        0.88          0.34        1.25        0.11
---------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from net
  investment income          (0.60)      (0.63)        (0.62)      (0.60)      (0.62)
Distributions from net
  realized gain on
  investments                (0.27)      (0.17)         0.00        0.00       (1.52)
---------------------------------------------------------------------------------------
Total distributions          (0.87)      (0.80)        (0.62)      (0.60)      (2.14)
---------------------------------------------------------------------------------------
Net asset value - end of
  period                    $10.36       $9.67         $9.59       $9.87       $9.22
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return                 16.63%       9.40%         3.41%      14.37%      (0.25)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)           $18,466     $20,160       $25,070     $33,440     $26,962
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets          0.95%       0.95%         0.90%       0.94%       0.89%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  without fee waivers         1.23%       1.15%         1.07%       0.99%       0.92%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets          5.87%       6.37%         6.07%       6.54%       5.74%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets
  without fee waivers         5.58%       6.18%         5.90%       6.49%       5.71%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Portfolio turnover rate
  (1)                        11.05%      27.76%        33.10%      25.09%      52.82%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 29, 1998 were $1,895,172 and $5,660,885, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

                             WESTCORE FUNDS ANNUAL
    FINANCIAL HIGHLIGHTS             REPORT                      MAY 29, 1998

                                         WESTCORE COLORADO TAX-EXEMPT FUND
                           -------------------------------------------------------------
                                          For the
                             For the       Year                    For the
Selected data for a share  Year Ended      Ended                 Year Ended
of beneficial interest       May 29,      May 30,                  May 31,
outstanding throughout     -----------   ---------   -----------------------------------
the periods indicated:        1998         1997        1996        1995         1994
                           -----------   ---------   ---------   ---------   -----------
Net asset value -
  beginning of period      $ 10.78       $ 10.61     $ 10.70     $ 10.52     $ 10.71
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income/(loss)               0.50          0.50        0.52        0.52        0.53
Net realized and
  unrealized gain/(loss)
  on investment
  transactions                0.28          0.17       (0.10)       0.20       (0.19)
----------------------------------------------------------------------------------------
Total income/(loss) from
  investment operations       0.78          0.67        0.42        0.72        0.34
----------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from net
  investment income          (0.50)        (0.50)      (0.51)      (0.54)      (0.53)
Distributions from net
  realized gain on
  investments                 0.00          0.00        0.00        0.00        0.00
----------------------------------------------------------------------------------------
Total distributions          (0.50)        (0.50)      (0.51)      (0.54)      (0.53)
----------------------------------------------------------------------------------------
Net asset value - end of
  period                    $11.06        $10.78      $10.61      $10.70      $10.52
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total return                  7.32%         6.46%       3.97%       7.16%       3.22%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)           $31,501       $21,348     $13,922     $10,792     $10,553
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets          0.50%         0.50%       0.44%       0.42%       0.27%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  without fee waivers         1.17%         1.21%       1.43%       1.62%       1.59%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets          4.54%         4.73%       4.87%       5.03%       4.98%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratio of net investment
  income/(loss) to
  average net assets
  without fee waivers         3.87%         4.02%       3.88%       3.83%       3.65%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Portfolio turnover rate
  (1)                        24.94%        30.78%      10.23%       3.15%       9.76%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 29, 1998 were $14,374,828 and $6,327,967, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

    NOTES TO FINANCIAL       WESTCORE FUNDS ANNUAL
    STATEMENTS                       REPORT                      MAY 29, 1998

1. SIGNIFICANT ACCOUNTING POLICIES
    Westcore Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and Income, Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds ("the Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds, for book and tax purposes, have a fiscal year of May 31. From October 11, 1993 to September 30, 1995, Westcore MIDCO Growth, Westcore Small-Cap Opportunity, Westcore Growth and Income and Westcore Intermediate-Term Bond Funds offered Institutional and Retail classes of shares with a front-end load and their own distribution/administrative service plan. On October 1, 1995 the Retail class was merged into the Institutional class at the respective net asset value per share. The distribution/administrative service plan on the Retail class was discontinued. The front-end sales load on all the Funds was also discontinued.

    The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

    INVESTMENT VALUATION - Securities of the Funds are valued at 4:00 p.m. (Eastern time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

    FEDERAL INCOME TAXES - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 29, 1998 the Westcore Intermediate-Term Bond and Westcore Colorado Tax-Exempt Funds had available for federal income tax purposes unused capital loss carryovers of $1,741,936 and $22,532, respectively, which will expire through 2006. During the year ended May 29, 1998, $48,444 of capital loss carryovers were utilized by the Westcore Intermediate-Term Bond.

    During the year ended May 29, 1998 the Westcore MIDCO Growth Fund and Westcore Growth and Income Fund had redemption-in-kind transactions in the amount of $50,625,860 and $4,678,687, respectively, based on the fair value of the individual securities within the portfolio. These transactions resulted in gains of $16,287,524 and $1,655,090, which will be recognized as a permanent difference for tax purposes.

    CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS - Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds'.

    The Funds' adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended May 29, 1998, amounts have been reclassified to reflect an accumulated net investment loss which may not be offset against capital gains or carried forward for tax purposes. In Westcore MIDCO Growth Fund net investment losses of $10,781,704 and realized gains relating to redemption-in-kind transactions of $19,196,536 have been reclassed to Paid-in Capital. In Westcore Growth and Income Fund realized gains relating to redemption-in-kind transactions of $1,655,090 have been reclassed to Paid-in Capital.

    DISTRIBUTIONS - Distributions of net investment income are distributed annually for the Westcore MIDCO Growth Fund, quarterly for the Westcore Blue Chip, Westcore Small-Cap Opportunity and Westcore Growth and Income Funds and monthly for the Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

    NOTES TO FINANCIAL       WESTCORE FUNDS ANNUAL
    STATEMENTS                       REPORT                      MAY 29, 1998

1. SIGNIFICANT ACCOUNTING POLICIES (Continued)
    ORGANIZATION COSTS - Costs incurred in connection with the organization, initial registration and public offering of shares have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty (60) months, from the Funds' commencement of operations.

    SECURITIES LENDING - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. As of May 29, 1998, the value of securities loaned of the Westcore MIDCO Growth, Westcore Small-Cap Opportunity and Westcore Growth and Income Funds amount to $97,547,494, $1,905,800 and $172,219, respectively. The value of collateral of the Westcore MIDCO Growth, Westcore Small-Cap Opportunity and Westcore Growth and Income Funds amount to $105,326,062, $1,938,930 and $181,751, respectively.

    ALLOCATION OF INCOME, EXPENSES AND GAINS AND LOSSES - Trust expenses, which are not series specific, are allocated to each series based upon their relative proportion of net assets and/or open accounts represented by each series. From October 11, 1993 to September 30, 1995 the Westcore MIDCO Growth, Westcore Small-Cap Opportunity, Westcore Growth and Income and Westcore Intermediate-Term Bond Funds allocated income, expenses (other than the class specific expenses) and gains and losses daily to each class of shares based upon their relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class were charged against the operations of that class.

    OTHER - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

2. CAPITAL SHARE TRANSACTIONS
    On May 29, 1998, there was an unlimited number of no par value shares of beneficial interest authorized for each fund. Transactions in shares of beneficial interest were as follows:

                               WESTCORE MIDCO GROWTH FUND
--------------------------------------------------------------------------------

                                                      For the Year   For the Year
                                                       Ended May      Ended May
                                                        29, 1998       30, 1997
                                                      ------------   ------------
Shares sold                                            24,794,907      9,603,541
Shares issued in reinvestment of dividends and
  distributions                                         4,328,501      3,872,935
---------------------------------------------------------------------------------
Total                                                  29,123,408     13,476,476
Shares redeemed                                       (29,804,359)   (13,940,907)
---------------------------------------------------------------------------------
Net increase (decrease) in shares                        (680,951)      (464,431)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    NOTES TO FINANCIAL       WESTCORE FUNDS ANNUAL
    STATEMENTS                       REPORT                      MAY 29, 1998

2. CAPITAL SHARE TRANSACTIONS (Continued)
                                WESTCORE BLUE CHIP FUND
--------------------------------------------------------------------------------

                                                      For the       For the
                                                       Year          Year
                                                     Ended May     Ended May
                                                     29, 1998      30, 1997
                                                    -----------   -----------
Shares sold                                          1,372,695     1,224,040
Shares issued in reinvestment of dividends and
  distributions                                        673,685       529,150
-----------------------------------------------------------------------------
Total                                                2,046,380     1,753,190
Shares redeemed                                     (1,853,818)   (2,013,538)
-----------------------------------------------------------------------------
Net increase (decrease) in shares                      192,562      (260,348)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                             WESTCORE SMALL-CAP OPPORTUNITY
                                          FUND
--------------------------------------------------------------------------------

                                                        For the      For the
                                                          Year        Year
                                                       Ended May    Ended May
                                                        29, 1998    30, 1997
                                                       ----------   ---------
Shares sold                                            1,000,427     678,008
Shares issued in reinvestment of dividends and
  distributions                                          233,455      46,681
-----------------------------------------------------------------------------
Total                                                  1,233,882     724,689
Shares redeemed                                         (454,614)   (339,754)
-----------------------------------------------------------------------------
Net increase (decrease) in shares                        779,268     384,935
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                            WESTCORE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                   For the      For the
                                                    Year         Year
                                                  Ended May    Ended May
                                                  29, 1998     30, 1997
                                                  ---------   -----------
Shares sold                                        191,743       427,351
Shares issued in reinvestment of dividends and
  distributions                                    146,912       181,615
-------------------------------------------------------------------------
Total                                              338,655       608,966
Shares redeemed                                   (825,837)   (1,078,894)
-------------------------------------------------------------------------
Net increase (decrease) in shares                 (487,182)     (469,928)
-------------------------------------------------------------------------
-------------------------------------------------------------------------

                            WESTCORE INTERMEDIATE-TERM BOND
                                          FUND
--------------------------------------------------------------------------------

                                                    For the Year   For the Year
                                                     Ended May      Ended May
                                                      29, 1998       30, 1997
                                                    ------------   ------------
Shares sold                                           1,255,088      1,716,627
Shares issued in reinvestment of dividends and
  distributions                                         245,907        339,628
-------------------------------------------------------------------------------
Total                                                 1,500,995      2,056,255
Shares redeemed                                      (2,903,900)    (4,107,727)
-------------------------------------------------------------------------------
Net increase (decrease) in shares                    (1,402,905)    (2,051,472)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    NOTES TO FINANCIAL       WESTCORE FUNDS ANNUAL
    STATEMENTS                       REPORT                      MAY 29, 1998

2. CAPITAL SHARE TRANSACTIONS (Continued)
                              WESTCORE LONG-TERM BOND FUND
--------------------------------------------------------------------------------

                                                     For the      For the
                                                      Year         Year
                                                    Ended May    Ended May
                                                    29, 1998     30, 1997
                                                    ---------   -----------
Shares sold                                          303,677       385,322
Shares issued in reinvestment of dividends and
  distributions                                      139,058       179,905
---------------------------------------------------------------------------
Total                                                442,735       565,227
Shares redeemed                                     (745,987)   (1,094,841)
---------------------------------------------------------------------------
Net increase (decrease) in shares                   (303,252)     (529,614)
---------------------------------------------------------------------------
---------------------------------------------------------------------------

                              WESTCORE COLORADO TAX-EXEMPT
                                          FUND
--------------------------------------------------------------------------------

                                                     For the      For the
                                                       Year        Year
                                                    Ended May    Ended May
                                                     29, 1998    30, 1997
                                                    ----------   ---------
Shares sold                                         1,234,556     791,641
Shares issued in reinvestment of dividends and
  distributions                                        80,926      57,178
--------------------------------------------------------------------------
Total                                               1,315,482     848,819
Shares redeemed                                      (449,027)   (179,890)
--------------------------------------------------------------------------
Net increase (decrease) in shares                     866,455     668,929
--------------------------------------------------------------------------
--------------------------------------------------------------------------

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

                                            Westcore        Westcore       Westcore      Westcore
                                              MIDCO           Blue        Small-Cap     Growth and
                                             Growth           Chip       Opportunity      Income
                                              Fund            Fund           Fund          Fund
                                          -------------   ------------   ------------   -----------
As of May 29, 1998
Gross appreciation (excess of value over
  cost)                                   $164,824,886    $23,552,066    $11,125,554    $5,346,110
Gross depreciation (excess of cost over
  value)                                   (20,989,551)      (371,734)    (2,132,164)     (346,964)
---------------------------------------------------------------------------------------------------
Net unrealized
  appreciation/(depreciation)             $143,835,335    $23,180,332    $ 8,993,390    $4,999,146
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                                                     Westcore      Westcore      Westcore
                                                    Intermediate-  Long-Term     Colorado
                                                     Term Bond       Bond       Tax-Exempt
                                                       Fund          Fund          Fund
                                                    -----------   -----------   -----------
As of May 29, 1998
Gross appreciation (excess of value over cost)      $1,717,969    $1,964,284    $1,052,104
Gross depreciation (excess of cost over value)         (35,574)      (18,363)      (21,456)
-------------------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)          $1,682,395    $1,945,921    $1,030,648
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

    NOTES TO FINANCIAL       WESTCORE FUNDS ANNUAL
    STATEMENTS                       REPORT                      MAY 29, 1998

4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS
    The Trust has entered into an advisory agreement with Denver Investment Advisors LLC ("DIA"), for all Funds. DIA succeeded First Interstate Capital Management, Inc. ("FICM") as investment advisor to the Westcore Long-Term Bond and the Westcore Colorado Tax-Exempt Funds on October 1, 1995. The advisory agreements have been approved by the Trust's Board of Trustees and shareholders and contain terms and conditions similar to those which were in these Funds' former advisory agreement.

    Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 1.00%, 0.65%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and Income, Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds, respectively.

    Effective October 1, 1995, ALPS and DIA entered into an administration agreement to serve as the Funds co-administrators. ALPS and DIA are entitled to receive a fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Funds' average net assets.

    The Co-Administrators and the Investment Adviser have advised the Trust that they currently intend to waive fees or reimburse expenses with respect to each of the Funds so that the Total Operating Expenses of the Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and Income, Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.30%, 1.15%, 0.85%, 0.95% and
0.50%, respectively. Without such fee waivers, for the period ended May 29, 1998, the Total Operating Expenses of the Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Growth and Income, Westcore Intermediate-Term Bond, Westcore Long-Term Bond and Westcore Colorado Tax-Exempt Funds would be 1.23%, 1.66%, 1.71%, 0.98%, 1.23% and 1.17%, respectively.

    Certain officers of the Funds are also officers of DIA. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Trust's Code of Ethics.

    Expenses for the Funds include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is secretary of the Trust.

    The Trust has a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees. The deferred fees are invested in certain Westcore Funds until distribution in accordance with the Deferral Plan.

    Shareholders holding more than 5% of the Funds' outstanding shares as of May 29, 1998, constituted 42.04% of Westcore MIDCO Growth Fund, 70.42% of Westcore Blue Chip Fund, 59.24% of Westcore Small-Cap Opportunity Fund, 39.34% of Westcore Growth and Income Fund, 72.88% of Westcore Intermediate-Term Bond Fund, 60.39% of Westcore Long-Term Bond Fund and 41.78% of Westcore Colorado Tax-Exempt Fund.

5. SHAREHOLDER TAX INFORMATION (UNAUDITED)
    Certain tax information regarding the Westcore Trust is required to be provided to shareholders based upon each Fund's income and distribution for the taxable year ended May 29, 1998. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 1997.

    During the fiscal year ended May 29, 1998, 99.90% of the dividends paid by the Westcore Colorado Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends and 100% of the dividends paid by the Westcore Blue Chip, Westcore Small-Cap Opportunity and Westcore Growth and Income Funds from net investment income qualify for the corporate dividends received deduction, respectively.

    NOTES TO FINANCIAL       WESTCORE FUNDS ANNUAL
    STATEMENTS                       REPORT                      MAY 29, 1998

5. SHAREHOLDER TAX INFORMATION (UNAUDITED) (CONTINUED)
    During the fiscal year ended May 29, 1998, the Westcore Funds paid the following distributions:

                                         Ordinary              Capital              Total
                                     Income Dividends    Gains Distributions    Distributions
                                     -----------------   --------------------   --------------
Westcore MIDCO Growth Fund                 $0.00                 $3.24               $3.24

Westcore Blue Chip Fund                     0.14                  3.99                4.13

Westcore Small-Cap Opportunity Fund         0.03                  3.97                4.00

Westcore Growth and Income Fund             0.07                  1.77                1.84

                                     [LOGO]

Independent Auditors' Report

[DELOITTE & TOUCHE LLP LOGO]
--------------------------------------------------------------------

Suite 3600                      Telephone: (303) 292-5400
555 Seventeenth Street           Facsimile: (303) 312-4000
Denver, Colorado 80202-3942

To the Board of Trustees and Shareholders,
Westcore Trust:

      We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Small-Cap Opportunity Fund, Westcore Growth and Income Fund, Westcore Intermediate-Term Bond Fund, Westcore Long-Term Bond Fund and Westcore Colorado Tax-Exempt Fund as of May 29, 1998, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 29, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Small-Cap Opportunity Fund, Westcore Growth and Income Fund, Westcore Intermediate-Term Bond Fund, Westcore Long-Term Bond Fund and Westcore Colorado Tax-Exempt Fund of the Westcore Trust as of May 29, 1998, and the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

  [DELOITTE & TOUCHE LLP SIGNATURE]

Deloitte & Touche LLP
Denver, Colorado
June 26, 1998

    [WESTCORE LOGO]
     Definition of Indices

                    STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

                    STANDARD & POOR'S BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have low price-to-book ratios. The index was developed with a base value of 35 as of December 31, 1974. The index is rebalanced semi-annually on January 1 and July 1. It is designed so that approximately 50% of the S&P 500 Index market capitalization is in the Value Index. It is an unmanaged index.

                    STANDARD & POOR'S BARRA GROWTH INDEX is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have high price-to-book ratios. The index was developed with a base value of 35 as of December 31, 1974. The index is rebalanced semi-annually on January 1 and July 1. It is designed so that approximately 50% of the S&P 500 Index market capitalization is in the Growth Index. It is an unmanaged index.

                    STANDARD & POOR'S 400 MID-CAP INDEX is a broad-based measurement of changes in stock-market conditions based on the average performance of 400 middle capitalization issues. It is an unmanaged index.

                    RUSSELL 2000 INDEX represents the bottom two-thirds of the largest 3,000 publicly traded companies domiciled in the United States. Only common stocks are included in the index; in the case of multiple classes of stock, generally only one is allowed. It is an unmanaged index.

                    THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Intermediate indices include bonds with maturities of up to ten years. It is an unmanaged index.

                    THE LEHMAN BROTHERS LONG-TERM GOVERNMENT/CORPORATE BOND INDEX includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Long-term indices include bonds with maturities of ten years or longer. It is an unmanaged index.

                    THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX includes investment-grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years. It is an unmanaged index.

                             PART C - OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:


          (1) Financial Highlights for the Colorado Tax-Exempt Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, Blue Chip Fund, Growth and Income Fund, MIDCO Growth Fund and Small-Cap Opportunity Fund are included in Part A.



          (2) Registrant's audited Annual Reports to Shareholders for the fiscal year ended May 29, 1998 for the Colorado Tax-Exempt Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, Blue Chip Fund, Growth and Income Fund, MIDCO Growth Fund and Small-Cap Opportunity Fund are included in Part B.


     (b)  Exhibits.

          (1) (a) Amended and Restated Declaration of Trust of the Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1) to Post-Effective Amendment No. 21 to Registrant's Registration Statement.

               (b) Amendment to Amended and Restated Declaration of Trust of the Registrant dated July 16, 1990 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 23 to Registrant's Registration Statement ("Post-Effective Amendment No. 23").

          (2) (a) Registrant's Amended and Restated Code of Regulations is incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 45.

          (3)       None.

          (4) (a) Specimen copy of share certificate for Class A Shares is incorporated herein by reference to Exhibit No. 4 to Post-Effective Amendment No. 7.

               (b) Specimen copy of form of share certificate is incorporated herein by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 34 to Registrant's Registration Statement.

          (5) (a) Amended and Restated Advisory Agreement dated October 1, 1995 between Registrant and Denver Investment Advisors LLC relating to Registrant's Cash Reserve Fund (which has not yet commenced operations), Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 44.


               (b) Form of Addendum No. 1 to Amended and Restated Advisory Agreement relating to the Mid-Cap Opportunity Fund is incorporated by reference to Exhibit 5(b) to Post Effective Amendment No. 47.



          (6) (a) Amended and Restated Distribution Agreement dated as of October 1, 1997 between Registrant and ALPS Securities, Inc. relating to Registrant's MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund), Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, and Long-Term Bond Fund is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 46.



                    (i) Form of Amendment No. 1 to Distribution Agreement relating to the Mid-Cap Opportunity Fund is incorporated by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 47.


               (b) Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 14.

               (c) Form of Bank Agreement is incorporated herein by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 14.


          (7) (a) Westcore Trust Deferred Compensation Plan (as Amended and Restated Effective June 22, 1998) is incorporated by reference to Exhibit 7(a) to Post-Effective Amendment No. 47.


          (8) (a) Custody Agreement dated January 22, 1997 between Registrant and Wells Fargo Bank, N.A. relating to Registrant's MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund), Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, Colorado Tax-Exempt Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 8 (a) to Post-Effective Amendment No. 46.

               (b) Consent to Assignment of Custody Agreement between BNY Western Trust Company and Westcore Trust dated as of August 13, 1997 is incorporated by reference to Exhibit 8 (b) to Post-Effective Amendment No. 46.


               (c) Form of Amendment No. 1 to Custody Agreement relating to the Mid-Cap Opportunity Fund is incorporated by reference to
                    Exhibit 8(c) to Post-Effective Amendment No. 47.


          (9) (a) Administration Agreement dated as of October 1, 1995 between Registrant, Denver Investment Advisors LLC, and ALPS Mutual Funds Services, Inc. relating to Registrant's Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 45.


                    (i) Form of Amendment No. 1 to Administration Agreement relating to the Mid-Cap Opportunity Fund is incorporated by reference to Exhibit 9(a)(i) to Post-Effective Amendment No. 47.


               (b) Amended and Restated Transfer Agency and Service Agreement dated January 4, 1993 as amended from the Transfer Agency and Service Agreement dated June 1, 1992 between Registrant and State Street Bank and Trust Company relating to Registrant's Blue Chip Fund (formerly the Modern Value Equity Fund), Growth and Income Fund (formerly the Equity Income Fund), MIDCO Growth Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 36.

                    (i) Amendment No. 1 dated as of December 28, 1993 relating to Registrant's Small-Cap Opportunity Fund is incorporated herein by reference to Exhibit 9(c)(i) to Post-Effective Amendment No. 38.

                    (ii) Amendment No. 2 dated as of November 1, 1994 is incorporated herein by reference to Exhibit 9(c) (ii) to Post-Effective Amendment No. 44.


                    (iii) Revised Fee Schedule to Transfer Agency Agreement
                          dated as of August 3, 1998 is filed herewith.

                    (iv) Form of Amendment No. 3 to Amended and Restated Transfer Agency Agreement relating to the Mid-Cap Opportunity Fund is incorporated by reference to
                          Exhibit 9(b)(iv) to Post-Effective Amendment No. 47.



               (c) Amended and Restated Bookkeeping and Pricing Agreement dated June 1, 1998 between Registrant and ALPS Mutual Funds Services, Inc. relating to Registrant's Colorado Tax-Exempt Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, Blue Chip Fund, Growth and Income Fund, MIDCO Growth Fund and Small-Cap Opportunity Fund is incorporated by reference to
                    Exhibit 9(c) to Post-Effective Amendment No. 47.



                    (i) Form of Amendment No. 1 to Amended and Restated Bookkeeping and Pricing Agreement relating to the Mid-Cap Opportunity Fund is incorporated by reference to Exhibit 9(c)(i) to Post-Effective Amendment No. 47.


               (d) Indemnification Agreement dated July 17, 1995 between Registrant and First Interstate Bancorp is incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 44.

               (e)  (i)   Operating Agreement dated as of November 27, 1995
                          between Charles Schwab & Co., Inc. and Westcore Trust relating to the Cash Reserve Fund, Colorado
                          Tax-Exempt Fund, Growth and Income Fund (formerly the
                          Equity Income Fund), Intermediate-Term Bond Fund,
                          Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip
                          Fund (formerly the Modern Value Equity Fund) and
                          Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment
                          No. 45.


                          (a) Order Placement Procedures Amendment to the
                              Operating Agreement between Charles Schwab &
                              Co., Inc. and Westcore Trust dated as of December 1, 1997 relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e)(a) to Post-Effective Amendment No. 47.



                          (b) Charles Schwab & Company, Inc. Side Letter
                              Agreement to Order Placement Procedures
                              Amendment dated as of December 22, 1997 among Westcore Trust, Denver Investment Advisors LLC and Boston Financial Data Services, Inc., relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e)(b) to Post-Effective Amendment No. 47.


                    (ii) Institutional Services Agreement dated as of November 27, 1995 between Charles Schwab & Co. and Westcore Trust relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                    (iii) Retail Services Agreement dated as of March 26, 1996 among Westcore Trust, Denver Investment Advisors LLC and Charles Schwab & Co., Inc. relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.


                          (c) Amendment to Services Agreement dated as of
                              July 1, 1998 among Westcore Trust, Denver
                              Investment Advisors LLC and Charles Schwab &
                              Co. relating to the Cash Reserve Fund,
                              Colorado Tax-Exempt Fund, Growth and Income
                              Fund, Intermediate-Term Bond Fund, Long-Term
                              Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e)(iii)(c) to Post-Effective Amendment No. 47.


                    (iv) Side Letter dated as of March 5, 1996 among ALPS Mutual Funds Services, Inc., Denver Investment Advisors LLC, State Street Bank & Trust Company and Westcore Trust relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term

                          Bond Fund, MIDCO Growth Fund, Blue Chip Fund
                          (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to
                          Exhibit 9(e) to Post-Effective Amendment No. 45.


                    (v) Retirement Plan Order Processing Amendment dated as of February 15, 1996 to the Operating Agreement among Charles Schwab & Co., Inc., the Charles Schwab Company and Westcore Trust relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                    (vi) Confidentiality Agreement dated as of March 26, 1996 between Charles Schwab & Co., Inc. and Denver Investment Advisors LLC relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                    (vii) Transaction Charges Amendment to Services Agreement
                          dated as of July 1, 1997 is incorporated by reference to Exhibit 9 (e) to Post-Effective Amendment No. 46.

               (f)  (i)   DST FAN WEB Services Agreement dated as of August 1,
                          1997 among DST Systems, Inc., Westcore Trust and
                          Denver Investment Advisors LLC is incorporated by reference to Exhibit 9 (f) to Post-Effective
                          Amendment No. 46.


                    (ii) Indemnification Agreement dated as of August 1, 1997 between Denver Investment Advisors LLC and Westcore Trust is incorporated by reference to Exhibit 9 (f) to Post-Effective Amendment No. 46.


               (g) Shareholder Service Agreement dated as of July 1, 1996 between Wells Fargo Bank, N.A. and Westcore Trust is incorporated by reference to Exhibit 9 (g) to Post-Effective Amendment No. 46.

               (h) Agency Trading Agreement dated as of May 19, 1997 among Bank of Oklahoma, N.A., its affiliate Alliance Trust Company, N.A. and Westcore Trust is incorporated by reference to
                    Exhibit 9 (h) to Post-Effective Amendment No. 46.

               (i) Shareholder Service Agreement dated as of November 22, 1996 among First Trust Corporation, Denver Investment Advisors LLC and Westcore Trust is incorporated by reference to
                    Exhibit 9 (i) to Post-Effective Amendment No. 46.


               (j) Agency Trading Agreement dated as of July 15, 1997 among Westcore Trust, ALPS Mutual Funds Services, Inc., Boston Financial Data Services, Inc. and Financial Administrative Services Corporation relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to
                    Exhibit 9(j) to Post-Effective Amendment No. 47.



               (k) Agency Trading Agreement dated as of January 2, 1998 among Westcore Trust, ALPS Mutual Funds Services, Inc., Boston Financial Data Services, Inc. and Wachovia Operational Services Corporation relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to
                    Exhibit 9(k) to Post-Effective Amendment No. 47.



               (l) Securities Lending Agency Client Agreement dated as of March 27, 1998 between Westcore Trust and PaineWebber Incorporated relating to the Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 47.



               (m) Service Agreement dated as of November 10, 1997 among Westcore Trust, ALPS Mutual Funds Services, Inc., Denver Investment Advisors LLC and PaineWebber Incorporated relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(m) to Post-Effective Amendment No. 47.



               (n) Omnibus Account Services Agreement dated as of February 26, 1998 among Westcore Trust, Denver Investment Advisors LLC and National Investors Services Corp. relating to the Colorado

                    Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(n) to Post-Effective Amendment No. 47.



               (o) Side Letter appointing Smith Barney Inc. as Agent dated as of October 6, 1997 between Westcore Trust and Smith Barney Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(o) to Post-Effective Amendment No. 47.



               (p) Telephone and Service Agreement dated as of August 3, 1998 between Westcore Trust and ALPS Mutual Funds Services, Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is filed herewith.



               (q) Agency Trading Agreement dated as of August 3, 1998 between Westcore Trust, Denver Investment Advisors LLC, ALPS Mutual Funds Services, Inc., Boston Financial Data Services, Inc. and American Century Retirement Plan Services, Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is filed herewith.



               (r) Agency Trading Agreement dated as of August 21, 1998 between Westcore Trust, Janney Montgomery Scott, Inc., ALPS Mutual Funds Services, Inc. and Boston Financial Data Services, Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is filed herewith.



          (10) Opinion of counsel that shares are validly issued, fully paid and non-assessable, is filed herewith.



          (11) (a)  Consent of Drinker Biddle & Reath LLP is filed herewith.



               (b)  Consent of Deloitte & Touche LLP is filed herewith.


          (12) None.

          (13) (a) Form of Conversion Agreement between Westcore Trust and Denver Investment Advisors LLC relating to the Mid-Cap Opportunity Fund is filed herewith.



          (14) (a) Prototype Westcore IRA Application, Custodial Account Statement and Disclosure Statement is incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 47.


               (b) Prototype Trust Consultants Inc. 401k Plan and Engagement Letter is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 45.

          (15) None.

          (16) Schedule for Computation of Performance Quotations for Small-Cap Opportunity Fund is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 40. Schedule for Computation of Performance Quotations for Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit (16) to Post-Effective Amendment No. 29. Schedule for Computation of Performance Quotations for remaining portfolios incorporated herein by reference to Exhibit (16) to Post-Effective Amendment No. 23.


          (17) Financial Data Schedules as of May 29, 1998 are filed herewith.


          (18) None.

          (19) Powers of Attorney and Certificate of Secretary certifying resolution authorizing signature by powers of attorney are filed herewith under Rule 483(b) under the Securities Act of 1933.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is controlled by its Board of Trustees. Certain of Registrant's trustees serve on the board of directors/trustees of certain other registered investment companies. (See "Management of the Fund - Directors and Officers" in Part B hereof).

Item 26.  NUMBER OF HOLDERS OF SECURITIES


          As of September 3, 1998:



                                             Number of
          Title of Class                     Record Holders
          --------------                     --------------
          Class B Shares
          (MIDCO Growth Fund)                     6051

          Class G Shares


                                         C-9

          (Long-Term Bond Fund)                   282

          Class H Shares
          (Intermediate-Term Bond Fund)           347

          Class I Shares
          (Blue Chip Fund)                        1145

          Class J Shares
          (Growth and Income Fund)                759

          Class S Shares
          (Colorado Tax-Exempt Fund)              206

          Class X Shares
          (Small-Cap Opportunity Fund)            1279



Item 27.  INDEMNIFICATION

     The trustees are indemnified by First Interstate Bancorp ("FIB"), generally against damages arising out of (i) claims by any person that implementation of the Agreement and Plan of Reorganization between Pacifica Funds Trust ("Pacifica") and Westcore Trust (the "Plan") constitutes breach or violation of certain agreements with ALPS Mutual Funds Services, Inc.; and (ii) certain untrue or alleged untrue statements of material facts or omissions or alleged omissions of material facts in information furnished by or on behalf of FIB, intended for use in certain proxy materials or amendments or supplements to the Registrant's registration statement relating to the Plan.

     Under the Plan, Pacifica has agreed to assume certain liabilities of the Registrant, including certain obligations of the Registrant to indemnify the Registrant's Trustees acting in their capacity as such with respect to any claim alleging any breach of fiduciary duty with respect to transactions contemplated by the Plan or otherwise to the fullest extent permitted by law and the Registrant's Declaration of Trust as in effect on the date of such Plan.

     The trustees are indemnified by Denver Investment Advisors LLC generally against damages arising out of or resulting from use of the Internet financial access network ("FAN") made available by DST Systems, Inc. The FAN is a computer and software system which provides an interface between the Internet and public data network service providers and the Registrant's transfer agent for the purposes of communication shareholder data and information and/or transaction requests.

     Indemnification of Registrant's trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising from dissemination of untrue material fact or omission of such material fact by ALPS is provided for in Section 1.10 of the Amended and Restated Distribution Agreement incorporated herein by reference as Exhibit 6(a).

          Indemnification of Registrant's trustees, officers, employees, agents and controlling persons against any and all losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct by Wells Fargo Bank N.A. ("Wells"), violation by Wells of applicable law, breach by Wells of material provisions of the Agreement, and breach by Wells of a representation, warranty or covenant in the Agreement is provided for in Section 15(a) of the Shareholder Service Agreement incorporated herein by reference as Exhibit 9(g).

          Indemnification of Registrant's trustees, officers, employees, agents and certain affiliates against any loss, cost, damage, expense and liability arising from any actual negligent act, omission, intentional misconduct, material breach of agreement, failure to timely and properly transmit orders and instructions and cancellation or correction of orders by Bank of Oklahoma ("BOK"), or discrepancies in balances maintained by BOK is provided for in
Section 12(a) of the Agency Trading Agreement incorporated herein by reference as Exhibit 9(h).


          Indemnification of Registrant's officers, directors, partners, trustees, members, shareholders, employees and agents by Financial Administrative Services Corporation ("FASCorp") against any loss, cost, damage, expense, liability or claim including, without limitations, reasonable legal fees and other out-of-pocket costs of defending against any loss, cost, damage, expense, liability or claim, relating to any actual negligent act or omission, act of intentional misconduct, material breach of any representations, warranties and covenants, failure to timely and properly transmit orders and instructions, cancellation or subsequent correction of any orders and instructions or discrepancies between Participant and Plan balances maintained by FASCorp and the balances maintained by Registrant is provided for in Section 12(a) of the Agency Trading Agreement incorporated herein by reference as
Exhibit 9 (j).



          Indemnification of Registrant's officers, directors, partners, trustees, members, shareholders, employees and agents against any loss, cost, damage, expense, liability or claim by Wachovia Operational Services Corporation arising out of any actual negligent act, omission, act of intentional misconduct, material breach of any of the representations, warranties, covenants, failure to timely and properly transmit orders and instructions, cancellation or subsequent corrections of any orders and instructions transmitted, or discrepancies in balances maintained by Wachovia and account balances maintained by the Trust is provided for in Section 12(a) of the Agency Trading Agreement incorporated herein by reference as Exhibit 9 (k).



          Indemnification of Registrant's directors, trustees, officers, members, shareholders, employees, agents and each person, if any, who controls them within the meaning of the Securities Act against losses, claims, damages, liabilities or expenses to which any one of them may become subject insofar as those losses, claims, damages, liabilities or expenses or actions in respect thereof, arising out of or are based upon American Century Retirement Plan Services, Inc.'s ("Services") negligence, bad faith, or willful misconduct in performing its obligations under its agreement with the Trust, any breach by Services of any material provision of the Agreement or any breach by Services of a representation, warranty or covenant made in the Agreement is provided for in section 12(a) of the Agency Trading Agreement included as Exhibit 9(q).



     Indemnification of Registrant's officers, directors, partners, trustees, members, shareholders, employees and agents ("Indemnitees") against any loss, cost, damage, expense, liability or claim including, without limitations, reasonable legal fees and other out-of-pocket costs of defending against any such loss, cost, damage, expense, liability or claim, suffered by all or any of such Indemnitees to the extent arising out of, or relating to, any actual negligent act or omission by Janney Montgomery Scott, Inc. ("JMS") under its agreement with the Trust; a material breach of any of the representations, warranties and covenants; failure to timely and properly transmit orders and instructions; cancellation or subsequent correction of any orders and instructions transmitted or discrepancies between Participant and Plan maintained by JMS and account balances maintained by the Trust due to errors caused by JMS, is provided for in Section 12 of the Agency Trading Agreement included as Exhibit 9(r).



     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 1.9 of the Distribution Agreement incorporated herein by reference as Exhibits 6(a). Indemnification of Registrant's Bookkeeping and Pricing Agent against certain losses is provided for in Section 6 of the Amended and Restated Bookkeeping and Pricing Agreement incorporated by reference in Exhibit 9(c). Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. In addition, Section 9.3 of the Registrant's Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit 1, provides as follows:


          (a) INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.2.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Section 9.6 of the Registrant's Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit 1, also provides for the indemnification of shareholders of the Registrant.
Section 9.6 states as follows:

          9.6 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been an [sic] Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          To Registrant's knowledge, none of the directors or senior executive officers of Denver Investment Advisors LLC, except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Denver Investment Advisors LLC who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two years.



                           DENVER INVESTMENT ADVISORS LLC



Name                          Position                         Other                            Type of
----                          With                             Business                         Business
                              Denver Investment                Connections                      --------
                              Advisors LLC                     -----------
                              ------------
Jeff Adams                    Manager/Vice President           None                             N/A

Todger Anderson               Executive                        President of Blue Chip Value     Investment
                              Manager/President                Fund, Inc. ; Tokyo Inc.          Company;
                                                                                                Restaurant

Terri Baldwin                 Vice President                   None                             N/A

Leo Beserra                   Vice President                   None                             N/A

Glen Cahill                   Vice President                   None                             N/A

Will Chester                  Vice President                   None                             N/A

Mary Ellen Cox                Vice President                   None                             N/A

Kathleen Duggan               Vice President                   None                             N/A

Janet Gardiner                Vice President                   None                             N/A

Les Garrison                  Vice President                   None                             N/A

Caleb F. Gates, Jr.           Vice President                   None                             N/A

Dean Graves                   Vice President                   None                             N/A

Doug Kidd                     Vice President                   None                             N/A

Dennis Larkin                 Manager/Vice President           None                             N/A

Robert O. Lindig              Vice President                   Director of                      Manufacturing
                              Hamilton Manufacturing Corp.     Company

Alex Lock                     Vice President                   None                             N/A

JoAnn Nearents                Vice President                   None                             N/A

Kenneth V. Penland            Executive                        Chairman of the Board of         Investment
                              Manager/Chairman                 Blue Chip Value Fund, Inc.       Company

Charlotte Petersen            Vice President                   None                             N/A

Jerome Powers                 Vice President                   None                             N/A

Gerald Peterson               Vice President                   None                             N/A


                                      C-14

Varilyn Schock                Vice President                   Vice President
                              of Blue Chip Value Fund, Inc.    Investment Company

Mil Schulhof                  Vice President                   None                             N/A

Tom Stevens                   Vice President                   None                             N/A

Christianna Wood              Vice-President                   None                             N/A



Item 29.  PRINCIPAL UNDERWRITER

     (a) ALPS Mutual Funds Services, Inc. acts as the distributor for the Registrant and the following investment companies: Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., First Funds Trust, Midcap SPDR Trust, SPDR Trust, and DIAMONDS Trust.

     (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds Services, Inc., are as follows:



Positions and                 Positions and
Name and Principal            Offices with                  Offices with
Business Address              ALPS                          Registrant
-----------------             -------------                 -------------
W. Robert Alexander           Chairman of the Board         None
                              and Secretary

Arthur J. L. Lucey            President and Director        None

James V. Hyatt                General Counsel               None

Thomas A. Carter              Chief Financial Officer       None

Edmund Burke                  Executive Vice President      None

Chad S. Christensen           Vice-President                Assistant
                                                            Treasurer

Jeremy May                    Vice-President                None

Robert Szydlowski             Vice President                None

William Paston                Vice President                None


                                         C-15

Chris Woessner                Director                      None

Rick Pederson                 Director                      None


          The principal business address for each of the above directors and executive officers is 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

     (c)  None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


          (1) Denver Investment Advisors LLC, 1225 17th Street, 26th Floor, Denver, Colorado 80202 (records relating to its function as investment adviser for Registrant's Colorado Tax-Exempt Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund), Long-Term Bond Fund, Small-Cap Opportunity Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund) and Mid-Cap Opportunity Fund.


          (2) ALPS Mutual Funds Services, Inc., 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202 (records relating to its functions as distributor, administrator and bookkeeping and pricing agent for each of Registrant's investment portfolios).

          (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its functions as transfer agent for each of the Registrant's investment portfolios).

          (4) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

          (5) BNY Western Trust Company (a subsidiary of Bank of New York), 90 Washington Street, 22nd Floor, New York, NY 10286 (records relating to its functions as custodian for each of the Registrant's investment portfolios).

Item 31.  MANAGEMENT SERVICES

               None.

Item 32.  UNDERTAKINGS

          The Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 28th day of September, 1998.


                              WESTCORE TRUST
                              Registrant

                              By:  /s/ Kenneth V. Penland
                                   ---------------------------------------------
                                       Kenneth V. Penland
                                       President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant's Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


Signature                     Title                      Date
*/s/ Jack D. Henderson
----------------------
Jack D. Henderson             Chairman of the
                              Board of Trustees          September 28, 1998
*/s/ McNeil S. Fiske
---------------------
McNeil S. Fiske               Trustee                    September 28, 1998

*/s/ James B. O'Boyle
---------------------
James B. O'Boyle              Trustee                    September 28, 1998

*/s/ Robert L. Stamp
--------------------
Robert L. Stamp               Trustee                    September 28, 1998

*/s/ Lyman Seely
-------------------
Lyman Seely                   Trustee                    September 28, 1998

 /s/ Kenneth V. Penland       President (Principal
-----------------------       Executive Officer)         September 28, 1998
Kenneth V. Penland

*/s/ Jasper Frontz
---------------------
Jasper Frontz                 Treasurer (Principal       September 28, 1998
                              Financial Officer and
                              Chief Accounting Officer)


     *By: /s/ Kenneth V. Penland
          ----------------------
          Kenneth V. Penland
          Attorney-in-fact

                                    EXHIBIT INDEX


Exhibit Number                     Item
--------------                     ----

(9)(b)(iii)    Transfer Agency Fee Schedule

(9)(p)         Telephone and Service Agreement with ALPS Mutual Funds Services,
               Inc.

(9)(q) Agency Trading Agreement among Westcore Trust, Denver Investment Advisors LLC, ALPS Mutual Funds Services, Inc., Boston Financial Data Services, Inc. and American Century Retirement Plan Services, Inc.

(9)(r) Agency Trading Agreement among Westcore Trust, Janney Montgomery Scott, Inc., ALPS Mutual Funds Services, Inc. and Boston Financial Data Services, Inc.

(10)           Opinion of Counsel.

(11)(a)        Consent of Drinker Biddle & Reath LLP

(11)(b)        Consent of Deloitte & Touche LLP

(13)(a)        Form of Conversion Agreement.

(19)           Powers of Attorney and Secretary's Certificate.

(27)           Financial Data Schedules.